UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – June 30, 2014

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2014

Vanguard Institutional Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	7.11%
Institutional Plus Shares	7.13
S&P 500 Index	7.14
Large-Cap Core Funds Average	6.36
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2013, Through June 30, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$169.28	$179.66	$1.612	$0.000
Institutional Plus Shares	169.28	179.67	1.628	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame a rough start to finish the half year near record highs. Investors looked beyond obvious challenges—such as the U.S. economy’s contraction in the first quarter, rising oil prices, and the World Bank’s reduced estimate for 2014 global growth. Instead, they focused on positives that included lower U.S. unemployment and strong corporate earnings.

Vanguard Institutional Index Fund returned about 7%, closely tracking its target index, the Standard & Poor’s 500 Index. The fund exceeded the average return of its large-capitalization core fund peers.

All ten industry sectors advanced, with information technology, health care, and energy stocks contributing the most.

After starting the half year slowly, stocks pushed higher
Although U.S. stocks began the period with a January decline, they went on to advance in each of the next five months. For the half year, the broad U.S. stock market returned about 7% as the global economy continued to recover, albeit unevenly, and corporate earnings remained solid. Stocks were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its stimulative monthly bond-buying since January. At the same time, investors

2

have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging markets stocks, which have rebounded sharply in recent months, were the top performers, followed by stocks of developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%.

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Market Barometer

			Total Returns
	Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

3

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings account returns because of the Fed’s target of 0%–0.25% for short-term interest rates.

Technology and health care helped drive the fund’s returns
Vanguard Institutional Index Fund invests in 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

As I mentioned earlier, information technology, health care, and energy stocks were among the index’s top performers for the half year.

Stocks in the information technology sector, the fund’s largest, contributed most to returns. Some of the nation’s largest hardware, software, and internet companies thrived during the period. Global demand for smartphones and internet-related products and services has translated to revenues and profits for companies willing to invest in resources and plans to reach a wider clientele. The sector also got a boost from the continued growth of cloud-based computing.

Health care stocks were the second-largest contributors to performance. As a whole, health care companies gained as investor concerns about the Affordable Care Act began to ease. Pharmaceutical firms did well amid enthusiasm over promising drug pipelines.

The energy sector was also a strong one for the fund. Oil and gas producers benefited from higher oil prices resulting from geopolitical tensions in the Middle East, demand for natural gas during the severe U.S. winter, and growing reliance on oil in the developing world. Rising natural gas prices also helped the small utilities sector, which was the fund’s best performer (it returned about 19%).

The consumer discretionary sector was the weakest performer, returning less than 1%. Retailers struggled during the period, while media companies, hotels, and restaurants fared better.

4

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn all investors against letting emotions become entangled with investments. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double the market’s historical average annual return. And in recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own: In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. Without rebalancing—periodically adjusting a portfolio’s asset allocation so that it stays in line with goals and risk tolerance—institutional investors can end up with a portfolio that’s very different from, and potentially riskier than, the one they intended to have.

Whether the market’s moving up, down, or sideways, we always encourage our institutional clients to stay focused on the four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 17, 2014

5

Institutional Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.97%	1.99%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	504	501	3,730
Median Market Cap	$68.2B	$68.8B	$45.5B
Price/Earnings Ratio	19.1x	19.1x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	18.9%	18.7%	17.4%
Earnings Growth
Rate	14.2%	14.3%	14.4%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.95
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	2.5
Google Inc.	Internet Software &
	Services	1.9
Microsoft Corp.	Systems Software	1.8
Johnson & Johnson	Pharmaceuticals	1.7
General Electric Co.	Industrial
	Conglomerates	1.5
Wells Fargo & Co.	Diversified Banks	1.4
Chevron Corp.	Integrated Oil & Gas	1.4
Berkshire Hathaway Inc.	Multi-Sector Holdings	1.3
JPMorgan Chase & Co.	Diversified Banks	1.2
Top Ten		17.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2014. For the six months ended June 30, 2014, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

6

Institutional Index Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Consumer Discretionary 11.8%		11.8%	12.6%
Consumer Staples	9.5	9.5	8.2
Energy	10.9	10.9	10.0
Financials	16.1	16.1	17.3
Health Care	13.3	13.3	13.0
Industrials	10.5	10.5	11.5
Information Technology	18.8	18.8	18.1
Materials	3.5	3.5	3.9
Telecommunication
Services	2.4	2.4	2.2
Utilities	3.2	3.2	3.2

7

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	24.56%	18.81%	7.79%
Institutional Plus Shares	7/7/1997	24.59	18.84	7.81

See Financial Highlights for dividend and capital gains information.

8

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.8%)
	Walt Disney Co.	16,180,851	1,387,346
	Comcast Corp. Class A	25,274,091	1,356,713
*	Amazon.com Inc.	3,744,636	1,216,183
	Home Depot Inc.	13,744,378	1,112,745
	McDonald’s Corp.	9,929,930	1,000,341
	Ford Motor Co.	39,725,584	684,869
	Twenty-First Century
	Fox Inc. Class A	19,235,294	676,121
*	Priceline Group Inc.	526,740	633,668
	Time Warner Inc.	8,861,746	622,538
	Starbucks Corp.	7,562,752	585,206
	NIKE Inc. Class B	7,410,409	574,677
	Lowe’s Cos. Inc.	10,019,129	480,818
	General Motors Co.	13,211,122	479,564
	Time Warner Cable Inc.	2,798,964	412,287
*	DIRECTV	4,707,078	400,149
	TJX Cos. Inc.	7,035,364	373,930
	Target Corp.	6,364,129	368,801
	Yum! Brands Inc.	4,434,058	360,045
	Viacom Inc. Class B	3,929,294	340,788
	Johnson Controls Inc.	6,672,076	333,137
	CBS Corp. Class B	5,309,450	329,929
*	Netflix Inc.	602,228	265,342
	VF Corp.	3,458,312	217,874
	Macy’s Inc.	3,620,778	210,077
	Delphi Automotive plc	2,775,911	190,816
*	Chipotle Mexican
	Grill Inc. Class A	312,244	185,008
	Omnicom Group Inc.	2,596,162	184,899
*	AutoZone Inc.	333,772	178,982
*	Dollar General Corp.	3,046,775	174,763
	Wynn Resorts Ltd.	813,739	168,900
	Carnival Corp.	4,405,268	165,858
*	Discovery
	Communications Inc.
	Class A	2,190,386	162,702
*	O’Reilly Automotive Inc.	1,065,582	160,477

			Market
			Value
		Shares	($000)
*	Michael Kors
	Holdings Ltd.	1,805,881	160,091
	Starwood Hotels &
	Resorts Worldwide Inc.	1,928,648	155,873
	Harley-Davidson Inc.	2,193,535	153,218
	BorgWarner Inc.	2,296,526	149,710
	L Brands Inc.	2,463,428	144,505
	Marriott International Inc.
	Class A	2,205,633	141,381
	Ross Stores Inc.	2,133,703	141,102
	Genuine Parts Co.	1,542,982	135,474
	Mattel Inc.	3,407,790	132,802
*	TripAdvisor Inc.	1,117,690	121,448
*	Bed Bath & Beyond Inc.	2,049,257	117,586
*	CarMax Inc.	2,218,291	115,373
*	Dollar Tree Inc.	2,081,159	113,340
	Tiffany & Co.	1,116,728	111,952
	Whirlpool Corp.	782,269	108,907
	Gap Inc.	2,616,636	108,774
	Kohl’s Corp.	1,957,348	103,113
	Wyndham Worldwide
	Corp.	1,281,009	96,998
*	Under Armour Inc.
	Class A	1,626,821	96,780
	PVH Corp.	826,336	96,351
	Nordstrom Inc.	1,412,063	95,921
	Ralph Lauren Corp.
	Class A	588,194	94,517
	Coach Inc.	2,753,972	94,158
	H&R Block Inc.	2,754,403	92,328
*	News Corp. Class A	5,001,712	89,731
	Scripps Networks
	Interactive Inc. Class A	1,076,662	87,360
	Newell Rubbermaid Inc.	2,784,276	86,285
	Best Buy Co. Inc.	2,767,746	85,828
*	Mohawk Industries Inc.	614,381	84,993
	Tractor Supply Co.	1,391,016	84,017
	Interpublic Group
	of Cos. Inc.	4,255,362	83,022
	Expedia Inc.	1,030,218	81,140

9

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Goodyear Tire
	& Rubber Co.	2,772,414	77,018
^	Garmin Ltd.	1,232,417	75,054
	Lennar Corp. Class A	1,765,675	74,123
	Harman International
	Industries Inc.	683,983	73,480
	Gannett Co. Inc.	2,279,855	71,382
	DR Horton Inc.	2,874,930	70,666
	Staples Inc.	6,506,342	70,529
	PulteGroup Inc.	3,429,033	69,129
	Family Dollar Stores Inc.	960,308	63,515
	Hasbro Inc.	1,162,430	61,667
	Darden Restaurants Inc.	1,325,308	61,322
	PetSmart Inc.	996,353	59,582
*	Fossil Group Inc.	479,211	50,087
	Leggett & Platt Inc.	1,392,116	47,722
	GameStop Corp. Class A	1,152,870	46,657
	Comcast Corp.	844,535	45,039
	Cablevision Systems
	Corp. Class A	2,181,938	38,511
*	AutoNation Inc.	637,861	38,068
*	Urban Outfitters Inc.	1,020,065	34,539
	Graham Holdings Co.
	Class B	44,045	31,629
			20,719,350
Consumer Staples (9.5%)
	Procter & Gamble Co.	27,185,260	2,136,490
	Coca-Cola Co.	37,973,997	1,608,579
	PepsiCo Inc.	15,230,808	1,360,720
	Philip Morris
	International Inc.	15,801,703	1,332,242
	Wal-Mart Stores Inc.	16,192,774	1,215,592
	CVS Caremark Corp.	11,746,453	885,330
	Altria Group Inc.	19,956,629	836,981
	Walgreen Co.	8,820,430	653,858
	Mondelez International
	Inc. Class A	16,992,821	639,100
	Colgate-Palmolive Co.	8,736,385	595,647
	Costco Wholesale Corp.	4,403,202	507,073
	Kimberly-Clark Corp.	3,785,260	420,997
	Kraft Foods Group Inc.	5,980,418	358,526
	General Mills Inc.	6,173,147	324,337
	Archer-Daniels-
	Midland Co.	6,574,727	290,011
	Kroger Co.	5,118,799	253,022
	Lorillard Inc.	3,641,886	222,046
	Sysco Corp.	5,872,424	219,922
	Mead Johnson
	Nutrition Co.	2,030,178	189,152
	Reynolds American Inc.	3,125,723	188,637
	Estee Lauder Cos. Inc.
	Class A	2,537,924	188,466
	Kellogg Co.	2,560,738	168,240
	Keurig Green
	Mountain Inc.	1,275,098	158,890

			Market
			Value
		Shares	($000)
	Brown-Forman Corp.
	Class B	1,628,283	153,335
*	Constellation Brands Inc.
	Class A	1,695,381	149,414
	Hershey Co.	1,498,840	145,942
	Whole Foods Market Inc.	3,692,302	142,634
	ConAgra Foods Inc.	4,230,471	125,560
	Molson Coors
	Brewing Co. Class B	1,596,033	118,362
	Clorox Co.	1,291,572	118,050
	Dr Pepper Snapple
	Group Inc.	1,976,147	115,763
	Coca-Cola
	Enterprises Inc.	2,352,994	112,426
	JM Smucker Co.	1,043,416	111,197
	Tyson Foods Inc. Class A	2,764,829	103,792
*	Monster Beverage Corp.	1,361,734	96,724
	McCormick & Co. Inc.	1,313,134	94,007
	Campbell Soup Co.	1,797,195	82,329
	Safeway Inc.	2,313,163	79,434
	Hormel Foods Corp.	1,352,254	66,734
	Avon Products Inc.	4,363,403	63,749
			16,633,310
Energy (10.8%)
	Exxon Mobil Corp.	43,143,399	4,343,677
	Chevron Corp.	19,124,955	2,496,763
	Schlumberger Ltd.	13,082,291	1,543,056
	ConocoPhillips	12,333,966	1,057,391
	Occidental Petroleum
	Corp.	7,892,446	810,002
	EOG Resources Inc.	5,490,289	641,595
	Halliburton Co.	8,484,189	602,462
	Anadarko Petroleum
	Corp.	5,073,797	555,429
	Phillips 66	5,684,549	457,208
	Williams Cos. Inc.	7,419,181	431,871
	Apache Corp.	3,874,804	389,883
	National Oilwell
	Varco Inc.	4,310,213	354,946
	Pioneer Natural
	Resources Co.	1,437,050	330,248
	Baker Hughes Inc.	4,379,733	326,071
	Devon Energy Corp.	3,851,814	305,834
	Spectra Energy Corp.	6,737,589	286,213
	Noble Energy Inc.	3,608,917	279,547
	Marathon Oil Corp.	6,791,714	271,125
	Valero Energy Corp.	5,360,662	268,569
	Hess Corp.	2,651,411	262,198
	Kinder Morgan Inc.	6,711,987	243,377
	Marathon Petroleum
	Corp.	2,899,497	226,364
	EQT Corp.	1,524,346	162,953
*	Southwestern Energy Co.	3,546,764	161,342
	Chesapeake Energy Corp.	5,086,110	158,076
^	Transocean Ltd.	3,418,131	153,918
	Range Resources Corp.	1,694,153	147,307

10

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	FMC Technologies Inc.	2,362,415	144,273
	Cabot Oil & Gas Corp.	4,191,799	143,108
	ONEOK Inc.	2,088,072	142,156
*	Cameron International
	Corp.	2,051,064	138,878
	Ensco plc Class A	2,347,589	130,456
	Helmerich & Payne Inc.	1,086,240	126,123
	Cimarex Energy Co.	874,225	125,416
	Murphy Oil Corp.	1,697,385	112,842
	CONSOL Energy Inc.	2,313,547	106,585
	Noble Corp. plc	2,553,591	85,699
	Nabors Industries Ltd.	2,629,004	77,214
	Tesoro Corp.	1,298,928	76,208
	Denbury Resources Inc.	3,532,193	65,204
	QEP Resources Inc.	1,808,527	62,394
*	Newfield Exploration Co.	1,369,263	60,521
	Peabody Energy Corp.	2,719,953	44,471
	Rowan Cos. plc Class A	1,245,663	39,774
^	Diamond Offshore
	Drilling Inc.	689,689	34,229
			18,982,976
Financials (16.0%)
	Wells Fargo & Co.	48,153,003	2,530,922
	JPMorgan Chase & Co.	38,022,941	2,190,882
*	Berkshire Hathaway Inc.
	Class B	16,950,111	2,145,206
	Bank of America Corp.	105,644,910	1,623,762
	Citigroup Inc.	30,518,803	1,437,436
	American Express Co.	9,146,164	867,697
	American International
	Group Inc.	14,533,471	793,237
	US Bancorp	18,235,523	789,963
	Goldman Sachs
	Group Inc.	4,177,983	699,561
	MetLife Inc.	11,307,792	628,261
	Simon Property
	Group Inc.	3,120,933	518,949
	PNC Financial Services
	Group Inc.	5,365,881	477,832
	Capital One Financial
	Corp.	5,742,146	474,301
	Morgan Stanley	14,060,760	454,584
	Bank of New York
	Mellon Corp.	11,456,233	429,380
	Prudential Financial Inc.	4,641,235	412,002
	BlackRock Inc.	1,256,905	401,707
	American Tower
	Corporation	3,975,589	357,723
	ACE Ltd.	3,392,523	351,805
	Travelers Cos. Inc.	3,490,633	328,364
	Charles Schwab Corp.	11,764,074	316,807
	State Street Corp.	4,327,538	291,070
	Discover Financial
	Services	4,684,073	290,319
	Marsh & McLennan
	Cos. Inc.	5,521,209	286,109

			Market
			Value
		Shares	($000)
	BB&T Corp.	7,217,917	284,602
	Aflac Inc.	4,562,211	283,998
	Aon plc	2,978,501	268,333
	Allstate Corp.	4,359,801	256,008
	Public Storage	1,455,935	249,474
	Crown Castle
	International Corp.	3,353,231	249,011
	Franklin Resources Inc.	4,035,544	233,416
	Ameriprise Financial Inc.	1,907,395	228,887
	McGraw Hill Financial Inc.	2,734,450	227,041
	Chubb Corp.	2,455,993	226,369
	CME Group Inc.	3,170,826	224,970
	T. Rowe Price Group Inc.	2,639,351	222,788
	Intercontinental
	Exchange Inc.	1,156,134	218,394
	SunTrust Banks Inc.	5,352,732	214,430
	Equity Residential	3,374,008	212,562
	Prologis Inc.	5,019,710	206,260
^	Weyerhaeuser Co.	5,879,314	194,546
	Health Care REIT Inc.	3,068,443	192,299
	HCP Inc.	4,602,847	190,466
	Ventas Inc.	2,956,787	189,530
	Vornado Realty Trust	1,750,798	186,863
	Fifth Third Bancorp	8,543,887	182,412
	Boston Properties Inc.	1,537,306	181,679
	AvalonBay
	Communities Inc.	1,223,843	174,018
	Host Hotels
	& Resorts Inc.	7,603,769	167,359
	Moody’s Corp.	1,889,027	165,592
	Invesco Ltd.	4,346,423	164,077
	M&T Bank Corp.	1,320,813	163,847
	Hartford Financial
	Services Group Inc.	4,517,309	161,765
	Regions Financial Corp.	13,852,603	147,115
*	Berkshire Hathaway Inc.
	Class A	759	144,134
	Northern Trust Corp.	2,232,941	143,377
	Principal Financial
	Group Inc.	2,748,663	138,753
	Progressive Corp.	5,471,099	138,747
	Lincoln National Corp.	2,649,319	136,281
	Loews Corp.	3,071,049	135,157
	KeyCorp	8,872,887	127,148
	General Growth
	Properties Inc.	5,237,447	123,394
	Essex Property Trust Inc.	629,016	116,311
*	Affiliated Managers
	Group Inc.	510,107	104,776
	Kimco Realty Corp.	4,124,219	94,775
	Macerich Co.	1,413,122	94,326
	Comerica Inc.	1,824,777	91,531
	Unum Group	2,590,178	90,035
*	CBRE Group Inc. Class A	2,801,444	89,758
	XL Group plc Class A	2,727,055	89,257

11

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	Genworth Financial Inc.
	Class A	4,984,878	86,737
	Leucadia National Corp.	3,183,702	83,477
	Plum Creek Timber
	Co. Inc.	1,778,767	80,222
	Huntington
	Bancshares Inc.	8,331,889	79,486
	Navient Corp.	4,246,038	75,197
	Torchmark Corp.	883,534	72,379
	Cincinnati Financial Corp.	1,478,174	71,011
*	E*TRADE Financial Corp.	2,893,122	61,508
	Zions Bancorporation	1,863,614	54,921
	Legg Mason Inc.	1,035,982	53,156
	Apartment Investment
	& Management Co.
	Class A	1,464,286	47,253
	People’s United
	Financial Inc.	3,109,555	47,172
	Assurant Inc.	718,247	47,081
	Hudson City Bancorp Inc.	4,766,482	46,855
	NASDAQ OMX Group Inc.	1,186,971	45,841
			28,176,046
Health Care (13.3%)
	Johnson & Johnson	28,422,489	2,973,561
	Pfizer Inc.	64,083,451	1,901,997
	Merck & Co. Inc.	29,359,427	1,698,443
*	Gilead Sciences Inc.	15,428,087	1,279,143
	AbbVie Inc.	15,974,302	901,590
	Amgen Inc.	7,605,247	900,233
	Bristol-Myers Squibb Co.	16,648,463	807,617
	UnitedHealth Group Inc.	9,843,930	804,741
*	Biogen Idec Inc.	2,382,980	751,377
*	Celgene Corp.	8,045,320	690,932
	Medtronic Inc.	10,036,137	639,904
	Abbott Laboratories	15,088,847	617,134
	Eli Lilly & Co.	9,896,727	615,280
*	Express Scripts
	Holding Co.	7,765,526	538,384
	Allergan Inc.	2,989,251	505,841
	Thermo Fisher
	Scientific Inc.	4,007,768	472,917
	McKesson Corp.	2,316,321	431,322
*	Actavis plc	1,859,803	414,829
	Covidien plc	4,529,466	408,467
	Baxter International Inc.	5,450,986	394,106
*	Alexion
	Pharmaceuticals Inc.	1,986,961	310,463
	WellPoint Inc.	2,809,481	302,328
	Aetna Inc.	3,590,348	291,105
	Stryker Corp.	2,970,436	250,467
	Cigna Corp.	2,698,794	248,208
*	Forest Laboratories Inc.	2,414,096	238,995
	Cardinal Health Inc.	3,417,551	234,307
	Becton Dickinson and Co.	1,940,842	229,602
*	Regeneron
	Pharmaceuticals Inc.	800,605	226,147

			Market
			Value
		Shares	($000)
*	Vertex
	Pharmaceuticals Inc.	2,372,740	224,651
	Humana Inc.	1,554,883	198,590
	St. Jude Medical Inc.	2,855,169	197,720
	Perrigo Co. plc	1,344,051	195,909
*	Mylan Inc.	3,754,358	193,575
	Agilent Technologies Inc.	3,347,797	192,297
	Zimmer Holdings Inc.	1,685,806	175,088
*	Boston Scientific Corp.	13,286,919	169,674
	AmerisourceBergen
	Corp. Class A	2,268,587	164,836
	Zoetis Inc.	5,032,912	162,412
*	Intuitive Surgical Inc.	385,781	158,865
*	Cerner Corp.	2,966,394	153,007
*	DaVita HealthCare
	Partners Inc.	1,785,861	129,153
	CR Bard Inc.	767,354	109,739
*	CareFusion Corp.	2,082,308	92,350
*	Edwards Lifesciences
	Corp.	1,059,575	90,954
*	Waters Corp.	851,575	88,938
*	Laboratory Corp. of
	America Holdings	853,251	87,373
*	Varian Medical
	Systems Inc.	1,044,055	86,803
*	Hospira Inc.	1,678,872	86,244
	Quest Diagnostics Inc.	1,451,222	85,172
	DENTSPLY
	International Inc.	1,424,114	67,432
	PerkinElmer Inc.	1,141,250	53,456
*	Tenet Healthcare Corp.	984,268	46,202
	Patterson Cos. Inc.	822,310	32,489
			23,322,369
Industrials (10.5%)
	General Electric Co.	100,743,713	2,647,545
	United Technologies
	Corp.	8,472,970	978,204
	Union Pacific Corp.	9,100,176	907,743
	3M Co.	6,244,448	894,455
	Boeing Co.	6,739,888	857,516
	Honeywell
	International Inc.	7,867,378	731,273
	United Parcel Service Inc.
	Class B	7,081,113	726,947
	Caterpillar Inc.	6,271,188	681,490
	Danaher Corp.	6,043,736	475,823
	Emerson Electric Co.	7,049,757	467,822
	Lockheed Martin Corp.	2,678,269	430,478
	FedEx Corp.	2,790,648	422,448
	General Dynamics Corp.	3,272,180	381,373
	Eaton Corp. plc	4,788,915	369,608
	Precision Castparts Corp.	1,454,294	367,064
	Illinois Tool Works Inc.	3,813,197	333,884
	Deere & Co.	3,654,607	330,925
	Delta Air Lines Inc.	8,518,240	329,826
	Norfolk Southern Corp.	3,110,637	320,489

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
	CSX Corp.	10,089,749	310,865
	Raytheon Co.	3,142,887	289,931
	Cummins Inc.	1,717,943	265,061
	Northrop Grumman Corp.	2,151,100	257,336
	PACCAR Inc.	3,563,107	223,870
	Tyco International Ltd.	4,633,755	211,299
	Waste Management Inc.	4,345,949	194,394
	Parker Hannifin Corp.	1,496,055	188,099
	Southwest Airlines Co.	6,949,897	186,674
	Rockwell Automation Inc.	1,390,745	174,066
	Ingersoll-Rand plc	2,521,474	157,617
	WW Grainger Inc.	611,798	155,562
	Dover Corp.	1,672,346	152,100
	Nielsen NV	3,044,961	147,407
	Roper Industries Inc.	1,002,378	146,357
*	Pentair plc	1,955,776	141,051
	Stanley Black
	& Decker Inc.	1,567,604	137,667
	Fastenal Co.	2,742,585	135,731
	AMETEK Inc.	2,464,097	128,823
	Fluor Corp.	1,598,542	122,928
	Kansas City Southern	1,108,211	119,144
	Textron Inc.	2,808,899	107,553
	Rockwell Collins Inc.	1,363,442	106,539
	L-3 Communications
	Holdings Inc.	867,664	104,770
	Flowserve Corp.	1,381,966	102,749
	Republic Services Inc.
	Class A	2,684,604	101,934
*	Stericycle Inc.	852,190	100,916
	CH Robinson
	Worldwide Inc.	1,490,839	95,101
	Pall Corp.	1,101,695	94,074
	Equifax Inc.	1,225,722	88,914
	Expeditors International
	of Washington Inc.	1,982,476	87,546
	Masco Corp.	3,581,216	79,503
*	Quanta Services Inc.	2,188,190	75,668
	Xylem Inc.	1,845,811	72,134
*	Jacobs Engineering
	Group Inc.	1,328,424	70,778
	Snap-on Inc.	584,886	69,321
	Robert Half
	International Inc.	1,380,849	65,922
	Cintas Corp.	1,013,996	64,429
	Joy Global Inc.	1,003,156	61,774
	ADT Corp.	1,750,052	61,147
	Iron Mountain Inc.	1,715,808	60,825
	Pitney Bowes Inc.	2,042,476	56,413
	Allegion plc	904,903	51,290
	Ryder System Inc.	535,223	47,148
	Dun & Bradstreet Corp.	373,045	41,110
			18,368,453
Information Technology (18.8%)
	Apple Inc.	60,577,111	5,629,431
	Microsoft Corp.	75,519,151	3,149,149

			Market
			Value
		Shares	($000)
	International Business
	Machines Corp.	9,558,628	1,732,692
*	Google Inc. Class A	2,846,022	1,663,984
*	Google Inc. Class C	2,846,022	1,637,260
	Intel Corp.	50,011,068	1,545,342
	Oracle Corp.	34,492,764	1,397,992
	QUALCOMM Inc.	16,956,995	1,342,994
	Cisco Systems Inc.	51,464,580	1,278,895
*	Facebook Inc. Class A	17,274,196	1,162,381
	Visa Inc. Class A	5,050,326	1,064,154
	MasterCard Inc. Class A	10,094,725	741,659
	Hewlett-Packard Co.	18,800,092	633,187
*	eBay Inc.	11,458,782	573,627
	EMC Corp.	20,567,593	541,750
	Texas Instruments Inc.	10,843,369	518,205
	Accenture plc Class A	6,359,866	514,132
	Automatic Data
	Processing Inc.	4,843,162	383,966
*	Micron Technology Inc.	10,753,025	354,312
*	Adobe Systems Inc.	4,650,103	336,481
*	Yahoo! Inc.	9,406,312	330,444
*	salesforce.com inc	5,674,785	329,591
*	Cognizant Technology
	Solutions Corp. Class A	6,112,496	298,962
	Corning Inc.	13,144,805	288,528
	Applied Materials Inc.	12,229,843	275,783
	TE Connectivity Ltd.	4,105,968	253,913
	SanDisk Corp.	2,272,440	237,311
	Intuit Inc.	2,851,827	229,658
	Broadcom Corp. Class A	5,582,845	207,235
	Western Digital Corp.	2,101,653	193,983
	Seagate Technology plc	3,280,431	186,394
	Avago Technologies
	Ltd. Class A	2,528,548	182,232
	Analog Devices Inc.	3,155,724	170,630
	Symantec Corp.	6,948,330	159,117
	Fidelity National
	Information Services Inc.	2,890,967	158,252
*	Alliance Data
	Systems Corp.	544,535	153,150
	Amphenol Corp. Class A	1,578,459	152,069
	Motorola Solutions Inc.	2,272,624	151,289
*	Fiserv Inc.	2,503,508	151,012
	Xerox Corp.	10,973,324	136,508
	Paychex Inc.	3,251,879	135,148
*	Autodesk Inc.	2,288,905	129,048
	Xilinx Inc.	2,700,018	127,738
	NetApp Inc.	3,327,662	121,526
	KLA-Tencor Corp.	1,665,679	120,995
*	Juniper Networks Inc.	4,758,944	116,784
*	Electronic Arts Inc.	3,165,244	113,537
	Linear Technology Corp.	2,380,434	112,047
	Lam Research Corp.	1,631,457	110,254
	Altera Corp.	3,152,263	109,573
*	Akamai Technologies Inc.	1,787,957	109,173
*	Red Hat Inc.	1,905,319	105,307

13

Institutional Index Fund

			Market
			Value
		Shares	($000)
	NVIDIA Corp.	5,614,776	104,098
*	Citrix Systems Inc.	1,648,918	103,140
	Microchip Technology Inc.	2,011,828	98,197
	Western Union Co.	5,413,266	93,866
	Computer Sciences Corp.	1,457,752	92,130
	CA Inc.	3,203,406	92,066
*	F5 Networks Inc.	760,538	84,754
	Harris Corp.	1,070,535	81,093
*	Teradata Corp.	1,586,765	63,788
*	VeriSign Inc.	1,240,955	60,571
	Total System Services Inc.	1,674,125	52,584
*	First Solar Inc.	716,580	50,920
	FLIR Systems Inc.	1,427,536	49,578
	Jabil Circuit Inc.	1,864,411	38,966
			32,924,535
Materials (3.5%)
	Monsanto Co.	5,265,967	656,877
	Dow Chemical Co.	12,096,255	622,473
	EI du Pont de
	Nemours & Co.	9,225,943	603,746
	LyondellBasell
	Industries NV
	Class A	4,184,779	408,644
	Praxair Inc.	2,942,800	390,922
	Freeport-McMoRan
	Copper & Gold Inc.	10,435,001	380,877
	Ecolab Inc.	2,714,110	302,189
	PPG Industries Inc.	1,388,945	291,887
	Air Products
	& Chemicals Inc.	2,132,490	274,281
	International Paper Co.	4,351,611	219,626
	Sherwin-Williams Co.	850,891	176,058
	Alcoa Inc.	11,776,170	175,347
	Mosaic Co.	3,249,500	160,688
	Nucor Corp.	3,199,063	157,554
	Eastman Chemical Co.	1,509,121	131,822
	Newmont Mining Corp.	5,007,787	127,398
	CF Industries Holdings Inc.	523,076	125,815
	Sigma-Aldrich Corp.	1,193,772	121,144
	FMC Corp.	1,337,541	95,219
	Ball Corp.	1,402,775	87,926
	International Flavors
	& Fragrances Inc.	816,455	85,140
	Vulcan Materials Co.	1,313,806	83,755
	MeadWestvaco Corp.	1,686,025	74,623
	Airgas Inc.	671,504	73,133
	Sealed Air Corp.	1,951,771	66,692
*	Owens-Illinois Inc.	1,663,854	57,636
	Allegheny
	Technologies Inc.	1,094,404	49,358
	Avery Dennison Corp.	957,835	49,089
	Bemis Co. Inc.	1,014,604	41,254
^	United States Steel Corp.	1,450,747	37,777
			6,128,950

		Market
		Value
	Shares	($000)
Telecommunication Services (2.4%)
Verizon
Communications Inc.	41,603,849	2,035,677
AT&T Inc.	52,141,006	1,843,706
CenturyLink Inc.	5,753,598	208,280
^ Windstream Holdings Inc.	6,052,806	60,286
^ Frontier
Communications Corp.	10,102,268	58,997
		4,206,946
Utilities (3.1%)
Duke Energy Corp.	7,104,966	527,117
NextEra Energy Inc.	4,381,316	448,997
Dominion Resources Inc.	5,842,845	417,880
Southern Co.	8,949,090	406,110
Exelon Corp.	8,626,690	314,702
American Electric
Power Co. Inc.	4,903,190	273,451
Sempra Energy	2,290,315	239,819
PPL Corp.	6,346,273	225,483
PG&E Corp.	4,668,757	224,194
Public Service Enterprise
Group Inc.	5,082,393	207,311
Edison International	3,272,873	190,187
Consolidated Edison Inc.	2,942,199	169,883
Xcel Energy Inc.	5,042,492	162,519
Northeast Utilities	3,174,149	150,042
Entergy Corp.	1,801,873	147,916
FirstEnergy Corp.	4,218,072	146,451
DTE Energy Co.	1,778,109	138,461
NRG Energy Inc.	3,387,612	126,019
NiSource Inc.	3,162,882	124,428
CenterPoint Energy Inc.	4,324,518	110,448
Wisconsin Energy Corp.	2,269,369	106,479
AES Corp.	6,642,031	103,284
Ameren Corp.	2,437,119	99,629
CMS Energy Corp.	2,706,830	84,318
SCANA Corp.	1,422,120	76,524
Pepco Holdings Inc.	2,521,228	69,283
AGL Resources Inc.	1,197,798	65,915
Pinnacle West
Capital Corp.	1,108,392	64,109
Integrys Energy
Group Inc.	801,723	57,027
TECO Energy Inc.	2,053,094	37,941
		5,515,927
Total Common Stocks
(Cost $109,461,483)		174,978,862
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity
Fund, 0.111%	435,289,470	435,289

14

Institutional Index Fund

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount
	Notes, 0.060%, 7/2/14	8,000	8,000
[4,5]	Fannie Mae Discount
	Notes, 0.075%, 10/15/14	4,900	4,899
6	Federal Home Loan
	Bank Discount Notes,
	0.080%, 7/16/14	4,100	4,100
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.110%, 7/30/14	800	800
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.060%, 8/13/14	4,200	4,199
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.081%–0.086%, 9/12/14	17,500	17,496
[4,5]	Freddie Mac Discount
	Notes, 0.090%, 8/13/14	3,800	3,800
			43,294
Total Temporary Cash Investments
(Cost $478,585)			478,583
Total Investments (100.0%)
(Cost $109,940,068)			175,457,445
Other Assets and Liabilities (0.0%)
Other Assets			904,494
Liabilities[3]			(832,843)
			71,651
Net Assets (100%)			175,529,096

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	111,853,139
Undistributed Net Investment Income	92,296
Accumulated Net Realized Losses	(1,940,465)
Unrealized Appreciation (Depreciation)
Investment Securities	65,517,377
Futures Contracts	6,749
Net Assets	175,529,096

Institutional Shares—Net Assets
Applicable to 527,405,374 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	94,753,672
Net Asset Value Per Share—
Institutional Shares	$179.66

Institutional Plus Shares—Net Assets
Applicable to 449,578,175 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	80,775,424
Net Asset Value Per Share—
Institutional Plus Shares	$179.67

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,708,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $90,392,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $23,896,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	1,669,057
Interest[1]	296
Securities Lending	800
Total Income	1,670,153
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	17,863
Management and Administrative—Institutional Plus Shares	7,573
Total Expenses	25,436
Net Investment Income	1,644,717
Realized Net Gain (Loss)
Investment Securities Sold	(293,144)
Futures Contracts	56,488
Swap Contracts	2,181
Realized Net Gain (Loss)	(234,475)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,317,759
Futures Contracts	(5,222)
Change in Unrealized Appreciation (Depreciation)	10,312,537
Net Increase (Decrease) in Net Assets Resulting from Operations	11,722,779
1 Interest income from an affiliated company of the fund was $284,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,644,717	2,936,969
Realized Net Gain (Loss)	(234,475)	222,919
Change in Unrealized Appreciation (Depreciation)	10,312,537	35,839,516
Net Increase (Decrease) in Net Assets Resulting from Operations	11,722,779	38,999,404
Distributions
Net Investment Income
Institutional Shares	(849,997)	(1,632,147)
Institutional Plus Shares	(723,901)	(1,302,981)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,573,898)	(2,935,128)
Capital Share Transactions
Institutional Shares	1,431,767	(498,153)
Institutional Plus Shares	1,190,210	9,850,889
Net Increase (Decrease) from Capital Share Transactions	2,621,977	9,352,736
Total Increase (Decrease)	12,770,858	45,417,012
Net Assets
Beginning of Period	162,758,238	117,341,226
End of Period[1]	175,529,096	162,758,238
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $92,296,000 and $19,296,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$169.28	$130.52	$115.04	$115.01	$101.98	$82.54
Investment Operations
Net Investment Income	1.686	3.128	2.835	2.361	2.118	2.207
Net Realized and Unrealized Gain (Loss)
on Investments	10.306	38.759	15.475	.029	13.032	19.441
Total from Investment Operations	11.992	41.887	18.310	2.390	15.150	21.648
Distributions
Dividends from Net Investment Income	(1.612)	(3.127)	(2.830)	(2.360)	(2.120)	(2.208)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.612)	(3.127)	(2.830)	(2.360)	(2.120)	(2.208)
Net Asset Value, End of Period	$179.66	$169.28	$130.52	$115.04	$115.01	$101.98

Total Return	7.11%	32.35%	15.98%	2.09%	15.05%	26.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,754	$87,843	$68,055	$58,399	$54,686	$44,401
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.040%	0.044%	0.050%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.08%	2.27%	2.05%	2.05%	2.56%
Portfolio Turnover Rate[1]	4%	5%	5%	5%	4%	11%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$169.28	$130.53	$115.05	$115.01	$101.98	$82.54
Investment Operations
Net Investment Income	1.703	3.158	2.861	2.386	2.144	2.229
Net Realized and Unrealized Gain (Loss)
on Investments	10.315	38.750	15.474	.040	13.031	19.441
Total from Investment Operations	12.018	41.908	18.335	2.426	15.175	21.670
Distributions
Dividends from Net Investment Income	(1.628)	(3.158)	(2.855)	(2.386)	(2.145)	(2.230)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.628)	(3.158)	(2.855)	(2.386)	(2.145)	(2.230)
Net Asset Value, End of Period	$179.67	$169.28	$130.53	$115.05	$115.01	$101.98

Total Return	7.13%	32.37%	16.00%	2.12%	15.07%	26.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,775	$74,915	$49,286	$35,141	$33,643	$24,767
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.020%	0.022%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.10%	2.29%	2.07%	2.08%	2.59%
Portfolio Turnover Rate[1]	4%	5%	5%	5%	4%	11%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

20

Institutional Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at June 30, 2014.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

21

Institutional Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

22

Institutional Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	174,978,862	—	—
Temporary Cash Investments	435,289	43,294	—
Futures Contracts—Assets[1]	109	—	—
Total	175,414,260	43,294	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2014	1,088	531,053	6,749

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $284,933,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

23

Institutional Index Fund

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $2,181,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $1,405,196,000 to offset future net capital gains. Of this amount, $764,352,000 is subject to expiration dates; $53,338,000 may be used to offset future net capital gains through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. Capital losses of $640,844,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $109,940,068,000. Net unrealized appreciation of investment securities for tax purposes was $65,517,377,000, consisting of unrealized gains of $68,183,996,000 on securities that had risen in value since their purchase and $2,666,619,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $6,587,184,000 of investment securities and sold $3,756,440,000 of investment securities, other than temporary cash investments. Purchases and sales include $201,634,000 and $454,767,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	8,771,464	51,195	17,384,208	115,862
Issued in Lieu of Cash Distributions	783,151	4,479	1,504,523	9,771
Redeemed	(8,122,848)	(47,203)	(19,386,884)	(128,099)
Net Increase (Decrease)—Institutional Shares	1,431,767	8,471	(498,153)	(2,466)
Institutional Plus Shares
Issued	5,024,597	29,360	17,404,271	115,169
Issued in Lieu of Cash Distributions	698,812	3,996	1,255,757	8,130
Redeemed	(4,533,199)	(26,320)	(8,809,139)	(58,343)
Net Increase (Decrease)—Institutional Plus Shares	1,190,210	7,036	9,850,889	64,956

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,071.13	$0.21
Institutional Plus Shares	1,000.00	1,071.28	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.2	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
have been licensed for use by S&P Dow Jones Indices
Institutional Investor Services > 800-523-1036	LLC and its affiliates and sublicensed for certain
Text Telephone for People	purposes by Vanguard. The S&P Index is a product of
With Hearing Impairment > 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
Dow Jones, S&P, nor their respective affiliates makes
the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082014

Semiannual Report | June 30, 2014

Vanguard Institutional Total Stock

Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	54
Trustees Approve Advisory Arrangement.	56
Glossary.	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	6.99%
Institutional Plus Shares	7.03
CRSP US Total Market Index	7.00
Multi-Cap Core Funds Average	6.21
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2013, Through June 30, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$42.32	$44.90	$0.369	$0.000
Institutional Plus Shares	42.32	44.91	0.373	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame a rough start to finish the half year near all-time highs as investors anticipated that the U.S. economy’s slow growth would still support a rise in corporate profits. Investors have also been encouraged by stimulus efforts in Europe and Asia and the low-interest rate environment in the United States even as the Federal Reserve has slowly withdrawn its monthly stimulus over the six-month period.

Vanguard Institutional Total Stock Market Index Fund returned about 7%, closely tracking its target benchmark, the CRSP US Total Market Index. Its return was higher than the average return of its multi-cap core fund peers.

Stocks of all sizes and styles shared in the market’s gains. Value stocks outpaced growth stocks, a difference most notable in the small-capitalization arena, and mid-cap stocks surpassed both large-and small-caps. All ten industry sectors registered positive results.

After starting the half year slowly, stocks pushed higher
Although U.S. stocks began the period with a decline in January, they went on to advance in each of the next five months. Stocks were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Fed has steadily trimmed its stimulative monthly bond-buying since January. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging markets stocks, which have rebounded sharply in recent months, were the top performers, followed by stocks of developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%. In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Market Barometer

			Total Returns
	Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings accounts because of the Fed’s target of 0%–0.25% for short-term interest rates.

All capitalizations, categories played parts in the fund’s result
Vanguard Institutional Total Stock Market Index Fund invests across all market-capitalization and style segments. Your fund benefited from this broad diversification and the market’s mostly balanced strength over the period.

As I mentioned earlier, mid-cap stocks surpassed their large- and small-cap counterparts, and value stocks trumped growth. But all joined in the market’s solid showing, and the Institutional Total Stock Market Index Fund was well poised to participate with its wide exposure to the different capitalizations and categories.

Your fund’s diversification among sectors also served it well. Some sectors performed better than others––as is always the case––but no sector subtracted from results.

The technology sector, the fund’s second-largest, contributed the most to the return. Some of the nation’s largest hardware, software, semiconductor, and internet companies thrived over the period. Global demand for the internet and smartphones has translated to revenues and profits for companies with the resources and business plans to succeed both at home and abroad. The growth of cloud-based computing has also boosted the sector, and the expected increase of electronic content in cars and industrial products has supported the volatile semiconductor group.

Health care stocks also excelled during the six months. Although there were concerns about certain biotechnology firms being overvalued earlier in the period, the subsector ultimately held up. Productive pipelines for new medicines and the projection of few patent losses have helped biotechnology and pharmaceutical giants. Despite unease about the effects of regulation on the managed care industry, health care providers also did well.

The oil and gas sector was also a strong one for the fund. Energy producers were boosted by several factors: geopolitical tensions in Eastern Europe and the Middle East, demand for natural gas during the severe U.S. winter, and growing reliance on oil in the developing world. Rising natural gas prices also contributed to the smallish utilities sector, which had the fund’s highest return at about 18%.

Financials, the fund’s largest sector, returned about 5%. Real estate investment trusts (REITs) and a few banks offset some weakness among consumer finance and investment services firms. Consumer goods, consumer services, industrials, and basic materials also recorded single-digit returns.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn investors against letting their emotions become entangled with their investments. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double the market’s historical average annual return. And in recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own: In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. Without rebalancing—periodically adjusting your asset allocation so that it stays in line with your goals and risk tolerance—you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

Whether the market’s moving up, down, or sideways, we always encourage our institutional clients to stay focused on the four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 17, 2014

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.82%	1.84%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,336	3,720
Median Market Cap	$45.5B	$44.7B
Price/Earnings Ratio	20.7x	20.9x
Price/Book Ratio	2.7x	2.7x
Return on Equity	17.7%	17.5%
Earnings Growth
Rate	14.4%	14.2%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	3.1%	3.1%
Consumer Goods	9.8	9.8
Consumer Services	13.0	12.9
Financials	18.3	18.4
Health Care	12.2	12.2
Industrials	12.9	12.9
Oil & Gas	9.8	9.8
Technology	15.4	15.4
Telecommunications	2.2	2.2
Utilities	3.3	3.3

Volatility Measures
Spliced Inst.
Total Stock
Mkt. Idx
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.6%
Exxon Mobil Corp.	Integrated Oil & Gas	2.0
Google Inc.	Internet	1.5
Microsoft Corp.	Software	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Wells Fargo & Co.	Banks	1.3
General Electric Co.	Diversified Industrials	1.2
Chevron Corp.	Integrated Oil & Gas	1.1
Berkshire Hathaway Inc.	Reinsurance	1.1
JPMorgan Chase & Co.	Banks	1.0
Top Ten		14.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2014. For the six months ended June 30, 2014, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	25.21%	19.50%	8.47%
Institutional Plus Shares	5/31/2001	25.26	19.51	8.50

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (3.1%)
Dow Chemical Co.	2,167,957	111,563
EI du Pont de
Nemours & Co.	1,653,568	108,209
LyondellBasell Industries
NV Class A	807,034	78,807
Praxair Inc.	527,429	70,064
Freeport-McMoRan
Copper & Gold Inc.	1,868,956	68,217
Ecolab Inc.	487,245	54,250
PPG Industries Inc.	248,913	52,309
Air Products
& Chemicals Inc.	381,856	49,114
International Paper Co.	780,006	39,367
Alcoa Inc.	2,110,783	31,430
Mosaic Co.	581,668	28,763
Nucor Corp.	573,026	28,222
Newmont Mining Corp.	897,638	22,836
CF Industries Holdings Inc.	93,747	22,549
Sigma-Aldrich Corp.	215,165	21,835
Eastman Chemical Co.	247,129	21,587
CONSOL Energy Inc.	413,817	19,065
Celanese Corp. Class A	282,699	18,172
FMC Corp.	239,827	17,073
International Flavors
& Fragrances Inc.	146,489	15,276
Ashland Inc.	140,296	15,256
Airgas Inc.	120,404	13,113
* WR Grace & Co.	131,989	12,477
RPM International Inc.	239,985	11,082
Huntsman Corp.	371,602	10,442
Albemarle Corp.	143,389	10,252
Rockwood Holdings Inc.	133,266	10,127
Reliance Steel
& Aluminum Co.	132,827	9,791
Avery Dennison Corp.	172,782	8,855
Royal Gold Inc.	110,705	8,427
Allegheny Technologies Inc.	185,889	8,384
Peabody Energy Corp.	489,646	8,006

			Market
			Value
		Shares	($000)
	NewMarket Corp.	18,786	7,366
	PolyOne Corp.	170,584	7,188
	Steel Dynamics Inc.	382,394	6,864
	Cytec Industries Inc.	64,657	6,816
	United States Steel Corp.	260,506	6,784
*	Platform Specialty
	Products Corp.	234,659	6,577
	Cabot Corp.	104,544	6,062
	Westlake Chemical Corp.	72,340	6,059
	Axiall Corp.	126,359	5,973
	Compass Minerals
	International Inc.	60,515	5,794
	Carpenter Technology Corp.	91,133	5,764
	US Silica Holdings Inc.	96,929	5,374
	Sensient Technologies Corp.	90,706	5,054
	Domtar Corp.	115,462	4,948
*	KapStone Paper
	and Packaging Corp.	146,734	4,861
*	Chemtura Corp.	174,408	4,557
	HB Fuller Co.	90,209	4,339
^	Cliffs Natural
	Resources Inc.	276,171	4,156
	Worthington Industries Inc.	95,256	4,100
	Minerals Technologies Inc.	62,392	4,092
*,^	Polypore International Inc.	81,169	3,874
	Olin Corp.	142,741	3,843
*	Stillwater Mining Co.	215,913	3,789
	Commercial Metals Co.	212,378	3,676
	Tronox Ltd. Class A	110,749	2,979
	Balchem Corp.	54,901	2,940
*	Clearwater Paper Corp.	44,294	2,734
*	AK Steel Holding Corp.	341,853	2,721
*	Ferro Corp.	216,374	2,718
*	Calgon Carbon Corp.	116,700	2,606
*	Resolute Forest
	Products Inc.	150,212	2,521
*	SunCoke Energy Inc.	113,623	2,443
	Kaiser Aluminum Corp.	31,613	2,304
	Innophos Holdings Inc.	38,228	2,201
	Globe Specialty Metals Inc.	102,760	2,135

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Cloud Peak Energy Inc.	114,157	2,103
	PH Glatfelter Co.	78,960	2,095
*	Intrepid Potash Inc.	124,757	2,091
	Neenah Paper Inc.	38,487	2,046
	Arch Coal Inc.	545,418	1,991
*	Cambrex Corp.	88,928	1,841
	Innospec Inc.	42,030	1,814
	Hecla Mining Co.	512,683	1,769
*	Century Aluminum Co.	112,077	1,757
	Quaker Chemical Corp.	22,411	1,721
	OM Group Inc.	52,945	1,717
*	Coeur Mining Inc.	182,473	1,675
*	Kraton Performance
	Polymers Inc.	66,253	1,483
*	Alpha Natural
	Resources Inc.	396,834	1,472
	Aceto Corp.	75,345	1,367
	Haynes International Inc.	23,229	1,315
*	RTI International Metals Inc.	48,986	1,303
	A Schulman Inc.	33,583	1,300
	Koppers Holdings Inc.	33,030	1,263
	Stepan Co.	23,367	1,235
	Ampco-Pittsburgh Corp.	46,340	1,063
*	Horsehead Holding Corp.	58,000	1,059
	Deltic Timber Corp.	17,319	1,046
*,^	Allied Nevada Gold Corp.	264,323	994
	Tredegar Corp.	38,585	903
	Kronos Worldwide Inc.	56,434	884
*	LSB Industries Inc.	20,853	869
	American Vanguard Corp.	65,548	867
*	Rentech Inc.	295,689	766
	Hawkins Inc.	19,323	718
*	OMNOVA Solutions Inc.	78,397	713
^	Walter Energy Inc.	118,280	645
*	Senomyx Inc.	66,934	579
	Chase Corp.	16,107	550
*,^	Molycorp Inc.	189,962	488
	Olympic Steel Inc.	19,107	473
	Wausau Paper Corp.	42,028	455
^	Gold Resource Corp.	87,301	442
	Zep Inc.	23,017	406
*,^	General Moly Inc.	341,714	393
*	Westmoreland Coal Co.	9,200	334
	KMG Chemicals Inc.	18,032	324
	FutureFuel Corp.	19,044	316
*,^	Golden Minerals Co.	243,316	280
*	Universal Stainless
	& Alloy Products Inc.	8,233	267
	Friedman Industries Inc.	29,963	253
*	Penford Corp.	18,568	238
	Noranda Aluminum
	Holding Corp.	65,560	231
*,^	Paramount Gold
	and Silver Corp.	194,400	187
*,^	Verso Paper Corp.	52,139	109
*	Codexis Inc.	54,399	79

			Market
			Value
		Shares	($000)
*	Solitario Exploration
	& Royalty Corp.	56,237	74
*	Ikonics Corp.	2,424	61
*	Mines Management Inc.	48,299	54
	NL Industries Inc.	4,487	42
	United-Guardian Inc.	950	27
*	Uranium Resources Inc.	8,371	22
*	Uni-Pixel Inc.	2,531	20
*	Northern Technologies
	International Corp.	800	17
*	Handy & Harman Ltd.	597	16
*	Comstock Mining Inc.	9,200	15
*	Metabolix Inc.	14,335	12
*	Uranerz Energy Corp.	6,105	9
*	Midway Gold Corp.	9,116	8
*	TOR Minerals
	International Inc.	682	7
^	USEC Inc.	1,503	5
			1,211,810
Consumer Goods (9.8%)
	Procter & Gamble Co.	4,872,301	382,914
	Coca-Cola Co.	7,122,495	301,709
	PepsiCo Inc.	2,729,745	243,875
	Philip Morris
	International Inc.	2,690,521	226,838
	Altria Group Inc.	3,576,781	150,010
	Ford Motor Co.	6,992,443	120,550
	Monsanto Co.	944,740	117,847
	Colgate-Palmolive Co.	1,648,262	112,378
	Mondelez International
	Inc. Class A	2,893,342	108,819
	NIKE Inc. Class B	1,261,436	97,824
	General Motors Co.	2,310,048	83,855
	Kimberly-Clark Corp.	678,409	75,453
	Kraft Foods Group Inc.	1,073,297	64,344
	Johnson Controls Inc.	1,195,165	59,675
	General Mills Inc.	1,106,462	58,134
	Archer-Daniels-Midland Co.	1,178,463	51,982
	Lorillard Inc.	652,196	39,764
	VF Corp.	619,850	39,051
	Delphi Automotive plc	546,763	37,584
	Reynolds American Inc.	579,846	34,994
*	Tesla Motors Inc.	145,266	34,873
	Kellogg Co.	517,205	33,980
	Mead Johnson Nutrition Co.	363,694	33,885
	Estee Lauder Cos. Inc.
	Class A	421,430	31,295
*	Michael Kors Holdings Ltd.	330,928	29,337
	Harley-Davidson Inc.	396,130	27,670
	Keurig Green Mountain Inc.	219,757	27,384
	BorgWarner Inc.	411,412	26,820
	Hershey Co.	264,450	25,749
*	Constellation Brands Inc.
	Class A	287,995	25,381
	Stanley Black & Decker Inc.	280,865	24,666
	Mattel Inc.	612,774	23,880

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Genuine Parts Co.	262,935	23,086
	ConAgra Foods Inc.	758,105	22,501
	Clorox Co.	231,523	21,161
	Dr Pepper Snapple
	Group Inc.	355,449	20,822
	Activision Blizzard Inc.	900,856	20,089
	Coca-Cola Enterprises Inc.	410,815	19,629
	Whirlpool Corp.	139,993	19,490
*	Electronic Arts Inc.	538,083	19,301
	Molson Coors Brewing Co.
	Class B	259,800	19,267
*	Monster Beverage Corp.	270,647	19,224
	Bunge Ltd.	252,336	19,087
	JM Smucker Co.	177,443	18,910
	Tyson Foods Inc. Class A	501,338	18,820
*	Under Armour Inc. Class A	313,195	18,632
	Ralph Lauren Corp. Class A	111,366	17,895
*	TRW Automotive
	Holdings Corp.	199,465	17,856
	Hanesbrands Inc.	179,213	17,642
	Brown-Forman Corp.
	Class B	185,693	17,487
	Church & Dwight Co. Inc.	247,035	17,280
	PVH Corp.	148,031	17,260
	Coach Inc.	493,650	16,878
	Newell Rubbermaid Inc.	501,894	15,554
	Campbell Soup Co.	339,108	15,535
	Polaris Industries Inc.	118,528	15,437
*	Mohawk Industries Inc.	111,475	15,421
	Leucadia National Corp.	563,581	14,777
	McCormick & Co. Inc.	203,642	14,579
	Hillshire Brands Co.	220,970	13,766
	Energizer Holdings Inc.	111,006	13,546
	Harman International
	Industries Inc.	122,580	13,169
*	Jarden Corp.	220,686	13,098
	Lear Corp.	146,336	13,071
*	LKQ Corp.	489,444	13,063
	DR Horton Inc.	526,710	12,947
	PulteGroup Inc.	617,515	12,449
	Goodyear Tire
	& Rubber Co.	447,706	12,437
	Snap-on Inc.	104,777	12,418
	Lennar Corp. Class A	288,317	12,104
*	WABCO Holdings Inc.	110,523	11,806
	Hormel Foods Corp.	237,536	11,722
	Avon Products Inc.	781,858	11,423
	Hasbro Inc.	212,410	11,268
*	Toll Brothers Inc.	287,880	10,623
*	WhiteWave Foods Co.
	Class A	312,793	10,125
	Ingredion Inc.	134,242	10,074
*	NVR Inc.	7,558	8,696
*	Kate Spade & Co.	227,736	8,686
*	Middleby Corp.	103,611	8,571
	Leggett & Platt Inc.	249,989	8,570

			Market
			Value
		Shares	($000)
^	Herbalife Ltd.	132,514	8,552
*	Visteon Corp.	87,348	8,474
*	Fossil Group Inc.	78,043	8,157
*	Hain Celestial Group Inc.	85,795	7,613
*	Lululemon Athletica Inc.	186,999	7,570
	Gentex Corp.	249,589	7,261
*	Tenneco Inc.	110,056	7,231
	Brunswick Corp.	167,261	7,047
	Dana Holding Corp.	282,420	6,897
	Tupperware Brands Corp.	81,872	6,853
	Flowers Foods Inc.	320,018	6,746
	Nu Skin Enterprises Inc.
	Class A	90,177	6,669
*	Tempur Sealy
	International Inc.	109,637	6,545
	Carter’s Inc.	92,128	6,350
*	Darling Ingredients Inc.	296,658	6,200
*	Deckers Outdoor Corp.	59,571	5,143
*	TreeHouse Foods Inc.	62,996	5,044
	Scotts Miracle-Gro Co.
	Class A	84,221	4,789
	Thor Industries Inc.	81,818	4,653
	Wolverine World Wide Inc.	173,746	4,528
	Pool Corp.	77,472	4,382
*	Zynga Inc. Class A	1,268,507	4,072
*	Post Holdings Inc.	75,478	3,843
*	Take-Two Interactive
	Software Inc.	170,064	3,782
*	Steven Madden Ltd.	109,062	3,741
	Sanderson Farms Inc.	37,683	3,663
	Lancaster Colony Corp.	37,043	3,525
*	Boston Beer Co. Inc.
	Class A	15,768	3,524
	Cooper Tire & Rubber Co.	112,109	3,363
*	Iconix Brand Group Inc.	78,297	3,362
*	Helen of Troy Ltd.	55,179	3,345
	Ryland Group Inc.	84,384	3,328
*	Skechers U.S.A. Inc.
	Class A	72,432	3,310
	Spectrum Brands
	Holdings Inc.	38,196	3,286
	KB Home	173,632	3,243
	HNI Corp.	81,509	3,188
	B&G Foods Inc.	97,234	3,179
*	G-III Apparel Group Ltd.	38,759	3,165
	Pinnacle Foods Inc.	95,219	3,133
	Herman Miller Inc.	101,576	3,072
	Dean Foods Co.	161,110	2,834
*	Meritage Homes Corp.	65,702	2,773
*	Dorman Products Inc.	56,201	2,772
*,^	iRobot Corp.	67,152	2,750
	Cal-Maine Foods Inc.	36,410	2,706
*	TiVo Inc.	208,038	2,686
	Interface Inc. Class A	138,984	2,618
	Andersons Inc.	48,600	2,507
	Snyder’s-Lance Inc.	94,005	2,487

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Universal Corp.	44,906	2,486
	Schweitzer-Mauduit
	International Inc.	56,313	2,459
*	Gentherm Inc.	54,981	2,444
	Drew Industries Inc.	48,232	2,412
*	Standard Pacific Corp.	280,298	2,411
*	American Axle
	& Manufacturing
	Holdings Inc.	126,229	2,384
*	Crocs Inc.	157,371	2,365
	J&J Snack Foods Corp.	25,083	2,361
	La-Z-Boy Inc.	100,239	2,323
	MDC Holdings Inc.	74,730	2,264
	Columbia Sportswear Co.	25,755	2,129
	Vector Group Ltd.	101,331	2,096
	Steelcase Inc. Class A	138,454	2,095
	Movado Group Inc.	49,945	2,081
*	Pilgrim’s Pride Corp.	76,005	2,079
	Fresh Del Monte
	Produce Inc.	67,479	2,068
	Briggs & Stratton Corp.	99,843	2,043
	Standard Motor
	Products Inc.	45,659	2,040
*	Select Comfort Corp.	92,887	1,919
*	Cavco Industries Inc.	21,001	1,791
*	Federal-Mogul
	Holdings Corp.	85,433	1,728
	WD-40 Co.	22,591	1,699
*	Beazer Homes USA Inc.	80,804	1,695
*	ACCO Brands Corp.	262,511	1,683
	Knoll Inc.	92,803	1,608
	Ethan Allen Interiors Inc.	62,586	1,548
*	Unifi Inc.	55,211	1,520
	Coty Inc. Class A	87,365	1,497
	Inter Parfums Inc.	49,640	1,467
	Arctic Cat Inc.	37,179	1,466
	Oxford Industries Inc.	21,405	1,427
*	Blount International Inc.	100,139	1,413
*	Modine Manufacturing Co.	88,327	1,390
*	Medifast Inc.	43,923	1,336
*	Boulder Brands Inc.	92,342	1,309
*	Diamond Foods Inc.	44,706	1,261
	Callaway Golf Co.	150,875	1,255
*	Winnebago Industries Inc.	49,197	1,239
*,^	Seaboard Corp.	404	1,220
*	Tumi Holdings Inc.	58,875	1,185
*	Chiquita Brands
	International Inc.	106,986	1,161
*	Motorcar Parts
	of America Inc.	44,446	1,082
*	Jamba Inc.	85,390	1,033
	Titan International Inc.	61,015	1,026
	Coca-Cola Bottling Co.
	Consolidated	13,623	1,004
	Nutrisystem Inc.	57,982	992
*	Cooper-Standard Holding Inc.	14,993	992

			Market
			Value
		Shares	($000)
*	USANA Health Sciences Inc.	12,667	990
*	Elizabeth Arden Inc.	46,104	988
*	Central Garden and Pet Co.
	Class A	107,054	985
*	Nautilus Inc.	87,152	967
	Tootsie Roll Industries Inc.	32,818	966
*,^	Eastman Kodak Co.	39,252	960
*	Universal Electronics Inc.	17,849	872
	Lennar Corp. Class B	24,500	870
*	Farmer Bros Co.	40,037	865
*	Taylor Morrison Home Corp.
	Class A	36,870	827
	Calavo Growers Inc.	24,089	815
	Bassett Furniture
	Industries Inc.	61,836	814
	Superior Industries
	International Inc.	38,358	791
	John B Sanfilippo & Son Inc.	29,175	772
*	RealD Inc.	60,308	770
*	Hovnanian Enterprises Inc.
	Class A	141,528	729
	Flexsteel Industries Inc.	20,912	697
*	Vera Bradley Inc.	31,393	687
*	DTS Inc.	37,227	685
	Alico Inc.	18,161	681
*	Revlon Inc. Class A	20,904	638
*	M/I Homes Inc.	25,860	628
*	LeapFrog Enterprises Inc.	82,851	609
*	Alliance One
	International Inc.	242,577	606
*	Perry Ellis International Inc.	34,725	606
*	Fuel Systems Solutions Inc.	52,018	579
*	Quiksilver Inc.	161,250	577
	Cherokee Inc.	37,406	568
*	Annie’s Inc.	15,961	540
*	Libbey Inc.	20,212	538
*	Central Garden and Pet Co.	58,888	536
*	Dixie Group Inc.	49,812	527
*	Shiloh Industries Inc.	28,486	526
*	Tower International Inc.	13,302	490
*	Omega Protein Corp.	35,618	487
^	Blyth Inc.	57,374	446
*,^	JAKKS Pacific Inc.	57,538	445
*	GoPro Inc. Class A	9,143	371
	Strattec Security Corp.	5,741	370
	Marine Products Corp.	43,390	360
	National Presto Industries Inc.	4,899	357
*	Stoneridge Inc.	32,131	344
	Culp Inc.	19,518	340
*	National Beverage Corp.	16,499	312
*	Black Diamond Inc.	27,241	306
*	Glu Mobile Inc.	59,971	300
*	Lifeway Foods Inc.	20,817	291
*,^	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	49,935	289

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Female Health Co.	52,315	288
*	Vince Holding Corp.	7,741	283
*	Core Molding
	Technologies Inc.	21,460	279
	Hooker Furniture Corp.	15,189	245
	Weyco Group Inc.	8,341	229
	Escalade Inc.	13,847	223
*	Inventure Foods Inc.	18,959	214
	Limoneira Co.	9,066	199
*,^	Coffee Holding Co. Inc.	27,694	196
*	Primo Water Corp.	40,617	194
*	ZAGG Inc.	33,148	180
*	S&W Seed Co.	27,184	176
	LS Starrett Co. Class A	11,175	172
*	LoJack Corp.	30,922	168
*,^	American Apparel Inc.	184,133	166
	Griffin Land & Nurseries Inc.	5,467	161
	Oil-Dri Corp. of America	5,275	161
*	Nutraceutical
	International Corp.	6,463	154
	Orchids Paper Products Co.	4,683	150
	Lifetime Brands Inc.	8,735	137
	Johnson Outdoors Inc.
	Class A	5,006	129
*	Ceres Inc.	192,728	128
*,^	Rock Creek
	Pharmaceuticals Inc.	180,428	106
*	Craft Brew Alliance Inc.	8,811	97
*	William Lyon Homes Class A	3,200	97
*,^	Comstock Holding Cos. Inc.
	Class A	77,650	92
*	Lifevantage Corp.	61,122	88
*	Skullcandy Inc.	11,413	83
	MGP Ingredients Inc.	10,002	80
*	Mannatech Inc.	6,299	76
*	Delta Apparel Inc.	5,153	74
*	Natural Alternatives
	International Inc.	12,166	66
*	Summer Infant Inc.	22,600	65
*	Malibu Boats Inc. Class A	3,100	62
*	Clean Diesel
	Technologies Inc.	22,810	62
*	Seneca Foods Corp. Class A	1,806	55
	Nature’s Sunshine
	Products Inc.	2,785	47
	RG Barry Corp.	2,474	47
*	Stanley Furniture Co. Inc.	15,291	41
	CCA Industries Inc.	11,733	41
*	Majesco Entertainment Co.	14,923	34
*	Emerson Radio Corp.	18,753	33
	Rocky Brands Inc.	2,299	33
*	US Auto Parts Network Inc.	8,487	31
*	WCI Communities Inc.	1,200	23
	Acme United Corp.	1,275	21
	Reliv International Inc.	10,512	17
	Crown Crafts Inc.	2,061	16

			Market
			Value
		Shares	($000)
*	Skyline Corp.	3,395	14
	Compx International Inc.	1,065	11
*	Willamette Valley
	Vineyards Inc.	1,400	8
*	Crystal Rock Holdings Inc.	7,780	6
*	Cyanotech Corp.	997	5
	Golden Enterprises Inc.	755	3
*	Joe’s Jeans Inc.	398	—
			3,841,702
Consumer Services (12.9%)
	Walt Disney Co.	2,806,474	240,627
	Comcast Corp. Class A	4,372,156	234,697
	Wal-Mart Stores Inc.	2,905,306	218,101
*	Amazon.com Inc.	662,868	215,286
	Home Depot Inc.	2,462,458	199,361
	McDonald’s Corp.	1,781,633	179,482
	CVS Caremark Corp.	2,105,307	158,677
	Twenty-First Century Fox
	Inc. Class A	3,294,141	115,789
	Walgreen Co.	1,546,529	114,644
*	Priceline Group Inc.	94,448	113,621
	Time Warner Inc.	1,508,123	105,946
*	eBay Inc.	2,053,718	102,809
	Starbucks Corp.	1,287,712	99,643
	Costco Wholesale Corp.	789,149	90,878
	Lowe’s Cos. Inc.	1,795,751	86,178
	McKesson Corp.	414,867	77,252
	Time Warner Cable Inc.	501,636	73,891
*	DIRECTV	859,029	73,026
	Target Corp.	1,140,145	66,071
	Yum! Brands Inc.	797,245	64,736
	TJX Cos. Inc.	1,197,964	63,672
	Viacom Inc. Class B	700,471	60,752
	CBS Corp. Class B	965,571	60,001
	Delta Air Lines Inc.	1,528,786	59,195
*	American Airlines
	Group Inc.	1,296,763	55,709
	Las Vegas Sands Corp.	727,288	55,434
*	Netflix Inc.	102,445	45,137
	Kroger Co.	870,870	43,047
	Cardinal Health Inc.	612,588	41,999
	Sysco Corp.	1,052,859	39,430
	Macy’s Inc.	651,474	37,799
	Southwest Airlines Co.	1,245,731	33,460
*	Chipotle Mexican Grill Inc.
	Class A	55,937	33,143
	Omnicom Group Inc.	464,960	33,114
*	AutoZone Inc.	58,735	31,496
*	Dollar General Corp.	546,112	31,325
	Wynn Resorts Ltd.	145,733	30,248
	Carnival Corp.	799,870	30,115
	AmerisourceBergen Corp.
	Class A	386,279	28,067
	Starwood Hotels
	& Resorts Worldwide Inc.	345,476	27,921

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	United Continental
	Holdings Inc.	671,881	27,594
*	O’Reilly Automotive Inc.	181,941	27,400
	Nielsen NV	545,562	26,411
	L Brands Inc.	446,455	26,189
	Whole Foods Market Inc.	661,889	25,569
*	DISH Network Corp.
	Class A	377,096	24,541
*	Liberty Interactive Corp.
	Class A	831,792	24,421
	Ross Stores Inc.	363,317	24,026
*	Charter Communications
	Inc. Class A	146,127	23,144
*	Liberty Media Corp.
	Class A	169,253	23,134
*	Hertz Global Holdings Inc.	808,259	22,655
	Marriott International Inc.
	Class A	345,075	22,119
*	TripAdvisor Inc.	198,716	21,592
*	CarMax Inc.	396,942	20,645
*	Bed Bath & Beyond Inc.	346,548	19,885
	Tiffany & Co.	197,364	19,786
*	Discovery Communications
	Inc. Class A	265,575	19,727
*	Dollar Tree Inc.	355,920	19,383
	Gap Inc.	442,432	18,392
	Advance Auto Parts Inc.	131,401	17,729
	Kohl’s Corp.	335,935	17,697
	Nordstrom Inc.	258,225	17,541
*	MGM Resorts International	662,705	17,495
	Wyndham
	Worldwide Corp.	230,781	17,475
*	Sirius XM Holdings Inc.	4,937,266	17,083
	H&R Block Inc.	493,455	16,541
	Signet Jewelers Ltd.	144,428	15,972
*	IHS Inc. Class A	116,488	15,804
*	News Corp. Class A	880,270	15,792
	Comcast Corp.	291,952	15,570
	Best Buy Co. Inc.	501,459	15,550
	Tractor Supply Co.	250,532	15,132
	Interpublic Group
	of Cos. Inc.	763,058	14,887
	Safeway Inc.	414,469	14,233
	Expedia Inc.	179,109	14,107
	Foot Locker Inc.	264,078	13,394
	Royal Caribbean
	Cruises Ltd.	239,889	13,338
	Gannett Co. Inc.	409,158	12,811
	Staples Inc.	1,170,943	12,693
*	Rite Aid Corp.	1,754,759	12,582
	Omnicare Inc.	179,685	11,962
	Scripps Networks
	Interactive Inc. Class A	146,637	11,898
	Alaska Air Group Inc.	123,682	11,756
	Williams-Sonoma Inc.	161,207	11,571
	Family Dollar Stores Inc.	174,197	11,521

			Market
			Value
		Shares	($000)
*	Avis Budget Group Inc.	192,433	11,486
	Darden Restaurants Inc.	237,999	11,012
	PetSmart Inc.	178,658	10,684
*	Hilton Worldwide
	Holdings Inc.	443,203	10,327
*	Ulta Salon Cosmetics
	& Fragrance Inc.	110,050	10,060
*	Pandora Media Inc.	332,895	9,820
*	Discovery
	Communications Inc.	128,912	9,358
	FactSet Research
	Systems Inc.	73,162	8,800
	Dunkin’ Brands Group Inc.	191,544	8,775
	GameStop Corp. Class A	209,124	8,463
*	Spirit Airlines Inc.	131,183	8,296
	Dick’s Sporting Goods Inc.	175,946	8,192
	KAR Auction Services Inc.	251,799	8,025
*	Yelp Inc. Class A	104,420	8,007
*	AutoNation Inc.	129,080	7,703
	Lamar Advertising Co.
	Class A	145,006	7,685
	Service Corp. International	365,302	7,569
	Dun & Bradstreet Corp.	67,889	7,481
*	Copart Inc.	204,640	7,359
*	Sally Beauty Holdings Inc.	293,063	7,350
	Domino’s Pizza Inc.	100,536	7,348
*	Panera Bread Co. Class A	47,575	7,128
	International Game
	Technology	445,668	7,091
*	Madison Square Garden Co.
	Class A	108,745	6,791
	Cinemark Holdings Inc.	187,390	6,626
	Cablevision Systems Corp.
	Class A	370,048	6,531
*	AMC Networks Inc. Class A	104,478	6,424
*	Urban Outfitters Inc.	185,890	6,294
*	Live Nation
	Entertainment Inc.	253,315	6,254
*,^	SolarCity Corp.	82,925	5,855
	Brinker International Inc.	117,339	5,709
*	Groupon Inc. Class A	861,075	5,700
	Abercrombie & Fitch Co.	130,993	5,665
	Graham Holdings Co.
	Class B	7,862	5,646
*	Buffalo Wild Wings Inc.	34,063	5,645
*	Restoration Hardware
	Holdings Inc.	60,431	5,623
	GNC Holdings Inc. Class A	163,950	5,591
*	United Natural Foods Inc.	84,893	5,527
	Six Flags
	Entertainment Corp.	128,712	5,477
*	Apollo Education Group Inc.	169,640	5,301
*	Norwegian Cruise Line
	Holdings Ltd.	166,700	5,284
	Burger King Worldwide Inc.	190,939	5,197
*	Cabela’s Inc.	83,150	5,189

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	VCA Inc.	143,479	5,035
	Vail Resorts Inc.	65,190	5,031
	Dillard’s Inc. Class A	42,350	4,938
*	JetBlue Airways Corp.	454,995	4,937
*	Office Depot Inc.	867,165	4,934
	Casey’s General Stores Inc.	69,621	4,894
	John Wiley & Sons Inc.
	Class A	80,635	4,886
*	Sprouts Farmers
	Market Inc.	148,318	4,853
*	Starz	162,639	4,845
*	Big Lots Inc.	104,610	4,781
	Sotheby’s	111,706	4,691
*	Bally Technologies Inc.	70,822	4,654
*	Time Inc.	190,790	4,621
	Chico’s FAS Inc.	272,234	4,617
	Men’s Wearhouse Inc.	82,209	4,587
*	Hyatt Hotels Corp. Class A	74,416	4,538
	Sinclair Broadcast Group
	Inc. Class A	130,352	4,530
*,^	JC Penney Co. Inc.	495,200	4,482
	CST Brands Inc.	129,744	4,476
	Aaron’s Inc.	123,817	4,413
*	HomeAway Inc.	126,191	4,394
	Lions Gate
	Entertainment Corp.	152,653	4,363
	Jack in the Box Inc.	72,109	4,315
	Cracker Barrel Old Country
	Store Inc.	43,060	4,287
	Wendy’s Co.	495,540	4,227
	DSW Inc. Class A	150,150	4,195
*	Ascena Retail Group Inc.	232,842	3,982
*	OpenTable Inc.	38,253	3,963
*	Murphy USA Inc.	80,449	3,933
	Cheesecake Factory Inc.	83,597	3,881
	DeVry Education Group Inc.	91,571	3,877
*	Grand Canyon Education Inc.	84,287	3,875
*	Dolby Laboratories Inc.
	Class A	89,345	3,860
*	Asbury Automotive
	Group Inc.	55,912	3,843
	Extended Stay America Inc.	165,889	3,842
	Lithia Motors Inc. Class A	40,402	3,801
	New York Times Co.
	Class A	242,733	3,692
	Penske Automotive
	Group Inc.	73,383	3,632
*	Lumber Liquidators
	Holdings Inc.	47,142	3,580
	Rollins Inc.	118,976	3,569
	Hillenbrand Inc.	108,476	3,538
*	Five Below Inc.	88,050	3,514
	SeaWorld
	Entertainment Inc.	121,510	3,442
	HSN Inc.	57,660	3,416
*	WebMD Health Corp.	69,789	3,371

			Market
			Value
		Shares	($000)
*	Genesco Inc.	40,990	3,367
	American Eagle
	Outfitters Inc.	298,690	3,351
	Group 1 Automotive Inc.	39,577	3,337
*	Life Time Fitness Inc.	68,295	3,329
*	Bloomin’ Brands Inc.	147,242	3,303
*	ANN Inc.	79,212	3,259
	Meredith Corp.	66,716	3,226
^	Chemed Corp.	34,281	3,213
	Allegiant Travel Co. Class A	26,975	3,177
	Guess? Inc.	115,391	3,116
	AMERCO	10,614	3,086
*	SUPERVALU Inc.	374,707	3,080
*	Houghton Mifflin
	Harcourt Co.	160,281	3,071
*	Caesars Acquisition Co.
	Class A	245,924	3,042
	Regal Entertainment Group
	Class A	144,007	3,039
*	Acxiom Corp.	138,989	3,015
	Texas Roadhouse Inc.
	Class A	114,175	2,969
*	Beacon Roofing Supply Inc.	89,266	2,956
*	Conversant Inc.	115,987	2,946
*	Susser Holdings Corp.	35,991	2,905
	Bob Evans Farms Inc.	57,908	2,898
	Monro Muffler Brake Inc.	54,002	2,872
	PriceSmart Inc.	32,828	2,857
	Brown Shoe Co. Inc.	99,404	2,844
*	Shutterfly Inc.	65,896	2,837
	Churchill Downs Inc.	31,222	2,813
*	Orient-Express Hotels Ltd.
	Class A	190,886	2,775
	Choice Hotels
	International Inc.	58,476	2,755
*	DreamWorks Animation
	SKG Inc. Class A	118,074	2,746
	Morningstar Inc.	37,546	2,696
	Nexstar Broadcasting
	Group Inc. Class A	51,604	2,663
*	Marriott Vacations
	Worldwide Corp.	44,874	2,631
	Rent-A-Center Inc.	91,704	2,630
*	Constant Contact Inc.	81,238	2,609
*	Popeyes Louisiana
	Kitchen Inc.	59,528	2,602
	Pier 1 Imports Inc.	166,926	2,572
*,^	Sears Holdings Corp.	64,212	2,566
*	Hibbett Sports Inc.	46,883	2,540
	Finish Line Inc. Class A	83,640	2,487
*	Pinnacle Entertainment Inc.	98,259	2,474
	Papa John’s
	International Inc.	58,363	2,474
*	Express Inc.	143,707	2,447
*,^	Fresh Market Inc.	69,472	2,325
^	Buckle Inc.	52,228	2,317

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Twenty-First Century
	Fox Inc.	67,534	2,312
*	Conn’s Inc.	46,590	2,301
	Scholastic Corp.	66,419	2,264
*	BJ’s Restaurants Inc.	64,802	2,262
*	Vitamin Shoppe Inc.	50,717	2,182
*	Carmike Cinemas Inc.	61,441	2,158
*	Rush Enterprises Inc.
	Class A	57,511	1,994
*	Krispy Kreme
	Doughnuts Inc.	124,623	1,991
	Children’s Place Inc.	38,863	1,929
	Aramark	74,400	1,925
	DineEquity Inc.	24,085	1,915
*	Boyd Gaming Corp.	156,722	1,901
	Matthews International
	Corp. Class A	45,406	1,888
*	Gray Television Inc.	142,652	1,873
*	Barnes & Noble Inc.	81,523	1,858
*	Ascent Capital Group Inc.
	Class A	27,807	1,836
	Cato Corp. Class A	55,296	1,709
*	Angie’s List Inc.	142,109	1,697
*	Denny’s Corp.	256,786	1,674
*,^	Media General Inc.	81,147	1,666
*	Red Robin Gourmet
	Burgers Inc.	22,723	1,618
	Interval Leisure Group Inc.	73,647	1,616
*,^	Clean Energy Fuels Corp.	137,024	1,606
*	Biglari Holdings Inc.	3,754	1,588
*	Sonic Corp.	71,555	1,580
	Capella Education Co.	28,643	1,558
*	Bright Horizons Family
	Solutions Inc.	35,203	1,512
*	American Public
	Education Inc.	43,185	1,485
	National CineMedia Inc.	84,333	1,477
	International Speedway
	Corp. Class A	44,335	1,475
*	Fiesta Restaurant Group Inc.	31,780	1,475
*	Hawaiian Holdings Inc.	107,497	1,474
	Core-Mark Holding Co. Inc.	30,514	1,392
*	Francesca’s Holdings Corp.	91,799	1,353
	Clear Channel Outdoor
	Holdings Inc. Class A	162,344	1,328
*	comScore Inc.	37,257	1,322
	Regis Corp.	93,866	1,322
	SpartanNash Co.	61,627	1,295
	Marchex Inc. Class B	107,295	1,290
^	Weight Watchers
	International Inc.	63,279	1,276
*	Penn National Gaming Inc.	104,846	1,273
*	Cumulus Media Inc. Class A	190,054	1,252
*	Scientific Games Corp.
	Class A	110,312	1,227
*	Strayer Education Inc.	23,214	1,219

			Market
			Value
		Shares	($000)
*,^	Caesars Entertainment Corp.	66,883	1,209
*	Bankrate Inc.	68,885	1,208
*	Pep Boys-Manny Moe
	& Jack	104,586	1,199
*	Tuesday Morning Corp.	65,153	1,161
*	Multimedia Games
	Holding Co. Inc.	37,563	1,113
	Carriage Services Inc.
	Class A	64,916	1,112
	SkyWest Inc.	90,867	1,110
	Sonic Automotive Inc.
	Class A	41,616	1,110
	AH Belo Corp. Class A	93,630	1,110
*,^	Dex Media Inc.	97,652	1,088
*	Liquidity Services Inc.	68,010	1,072
*	Build-A-Bear Workshop Inc.	78,303	1,046
	Haverty Furniture Cos. Inc.	39,871	1,002
*	Autobytel Inc.	75,528	990
*	Christopher & Banks Corp.	112,521	986
*	Pantry Inc.	60,815	985
*	America’s Car-Mart Inc.	24,768	980
	Ingles Markets Inc. Class A	36,495	962
*	Ruby Tuesday Inc.	120,012	911
	MDC Partners Inc. Class A	42,352	910
*	Burlington Stores Inc.	28,397	905
	Weis Markets Inc.	19,554	894
*	Demand Media Inc.	184,614	890
*	Blue Nile Inc.	31,470	881
*	Chuy’s Holdings Inc.	24,188	878
*	K12 Inc.	36,454	877
	PetMed Express Inc.	64,887	875
*	Orbitz Worldwide Inc.	98,159	874
*	XO Group Inc.	69,131	845
*	EW Scripps Co. Class A	39,206	830
*	Sizmek Inc.	86,064	820
*	RetailMeNot Inc.	30,300	806
	Fred’s Inc. Class A	51,257	784
*	La Quinta Holdings Inc.	40,657	778
*	Citi Trends Inc.	35,892	770
*	Famous Dave’s
	of America Inc.	25,956	745
	CSS Industries Inc.	28,060	740
*	FTD Cos. Inc.	23,051	733
*	Entercom Communications
	Corp. Class A	68,038	730
*	Career Education Corp.	149,754	701
	Stage Stores Inc.	36,773	687
*	Lands’ End Inc.	20,314	682
*	Republic Airways
	Holdings Inc.	62,776	680
^	Bon-Ton Stores Inc.	65,872	679
*	Overstock.com Inc.	42,859	676
	Big 5 Sporting Goods Corp.	53,927	662
	Harte-Hanks Inc.	90,721	652
*	Zumiez Inc.	23,621	652
*	Steiner Leisure Ltd.	15,018	650

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	1-800-Flowers.com Inc.
	Class A	111,979	649
*	Diamond Resorts
	International Inc.	27,688	644
*	New Media Investment
	Group Inc.	44,975	635
*	Kirkland’s Inc.	33,879	628
*	Sabre Corp.	31,264	627
*	MarineMax Inc.	37,356	625
*	Isle of Capri Casinos Inc.	71,209	610
	Marcus Corp.	32,726	597
*	Stamps.com Inc.	17,056	575
*	McClatchy Co. Class A	102,847	571
*,^	Titan Machinery Inc.	33,280	548
*	zulily Inc. Class A	13,363	547
	Einstein Noah Restaurant
	Group Inc.	33,968	546
*,^	ITT Educational Services Inc.	32,637	545
*	Mattress Firm Holding Corp.	11,351	542
*	hhgregg Inc.	52,111	530
*	Journal Communications Inc.
	Class A	59,418	527
*	Lee Enterprises Inc.	116,135	517
*	Del Frisco’s Restaurant
	Group Inc.	18,679	515
*	Bravo Brio Restaurant
	Group Inc.	32,592	509
*	Century Casinos Inc.	84,816	491
*	Destination XL Group Inc.	88,423	487
*	Noodles & Co. Class A	14,100	485
	Entravision Communications
	Corp. Class A	75,157	467
*	Aeropostale Inc.	133,279	465
*	Natural Grocers by Vitamin
	Cottage Inc.	21,003	450
	TheStreet Inc.	181,048	436
	Collectors Universe Inc.	22,168	434
*	Bridgepoint Education Inc.	32,209	428
*	Chefs’ Warehouse Inc.	21,170	419
	Ruth’s Hospitality Group Inc.	33,299	411
	Stein Mart Inc.	29,159	405
	Destination Maternity Corp.	17,667	402
	Shoe Carnival Inc.	18,658	385
	Town Sports International
	Holdings Inc.	57,535	383
	bebe stores inc	124,638	380
*,^	Tile Shop Holdings Inc.	24,203	370
*	RealNetworks Inc.	45,580	348
	Courier Corp.	23,077	344
	World Wrestling
	Entertainment Inc. Class A	28,841	344
*	Pacific Sunwear
	of California Inc.	144,155	343
^	CBS Outdoor Americas Inc.	10,272	336
	Speedway Motorsports Inc.	18,288	334

			Market
			Value
		Shares	($000)
	AMC Entertainment
	Holdings Inc.	13,300	331
*	Morgans Hotel Group Co.	39,926	317
*,^	Spark Networks Inc.	53,035	301
*	Carrols Restaurant
	Group Inc.	41,511	296
*	Care.com Inc.	22,685	287
*	Monarch Casino
	& Resort Inc.	18,767	284
*	Gaiam Inc. Class A	35,686	274
*	Providence Service Corp.	7,467	273
*	ValueVision Media Inc.
	Class A	54,289	271
*,^	Pizza Inn Holdings Inc.	39,164	244
*,^	RadioShack Corp.	233,675	232
*	Fairway Group
	Holdings Corp.	33,775	225
*	Daily Journal Corp.	1,060	219
*	Luby’s Inc.	33,656	198
	ClubCorp Holdings Inc.	10,600	197
*	Martha Stewart Living
	Omnimedia Inc. Class A	37,013	174
*	Books-A-Million Inc.	77,721	169
*	Ignite Restaurant Group Inc.	10,689	156
*	Speed Commerce Inc.	39,661	148
*	Diversified Restaurant
	Holdings Inc.	29,030	138
	Saga Communications Inc.
	Class A	3,223	138
*	Reading International Inc.
	Class A	15,971	136
*	Cache Inc.	83,654	135
	Frisch’s Restaurants Inc.	5,660	134
*	Ambassadors Group Inc.	27,931	129
*	QuinStreet Inc.	23,346	129
	Schawk Inc. Class A	6,310	128
*	SP Plus Corp.	5,985	128
*	Cosi Inc.	112,228	128
*,^	Container Store Group Inc.	4,572	127
*	New York & Co. Inc.	34,183	126
*	Cambium Learning
	Group Inc.	55,883	122
*	West Marine Inc.	11,266	116
*	PDI Inc.	26,259	115
*	Vitacost.com Inc.	17,935	112
*	Radio One Inc.	22,730	112
	Salem Communications
	Corp. Class A	10,229	97
*	SFX Entertainment Inc.	11,587	94
*	JTH Holding Inc. Class A	2,760	92
	CBS Corp. Class A	1,425	88
*	ReachLocal Inc.	11,810	83
*	Travelzoo Inc.	4,212	82
	Ark Restaurants Corp.	3,601	80
*	MTR Gaming Group Inc.	14,610	78

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Empire Resorts Inc.	10,778	77
*,^	dELiA*s Inc.	97,004	75
*	Dover Downs Gaming
	& Entertainment Inc.	52,774	72
*	Sears Hometown
	and Outlet Stores Inc.	3,353	72
*,^	Wet Seal Inc. Class A	76,247	69
*	Geeknet Inc.	5,363	67
*,^	You On Demand
	Holdings Inc.	23,900	64
*	Potbelly Corp.	3,957	63
*	Zoe’s Kitchen Inc.	1,834	63
*,^	Corinthian Colleges Inc.	206,972	61
*	Everyday Health Inc.	3,048	56
*	Perfumania Holdings Inc.	8,079	55
	Village Super Market Inc.
	Class A	2,285	54
*	Learning Tree
	International Inc.	20,728	53
*	Red Lion Hotels Corp.	9,601	53
	Gordmans Stores Inc.	10,263	44
*,^	Coupons.com Inc.	1,533	40
*	Dover Saddlery Inc.	7,100	39
	Trans World
	Entertainment Corp.	9,095	35
*	ALCO Stores Inc.	4,376	33
*,^	Education
	Management Corp.	16,771	28
*	Emmis Communications
	Corp. Class A	8,800	26
*	Bacterin International
	Holdings Inc.	36,831	25
*	Rick’s Cabaret
	International Inc.	2,364	24
*	Insignia Systems Inc.	7,050	23
	Beasley Broadcasting
	Group Inc. Class A	3,526	22
*,^	Body Central Corp.	23,256	21
	National American
	University Holdings Inc.	5,908	18
*	Digital Cinema Destinations
	Corp. Class A	2,800	17
	Dover Motorsports Inc.	5,809	17
*	Hastings Entertainment Inc.	4,944	15
*	Lakes Entertainment Inc.	3,047	14
*	Radio One Inc. Class A	1,680	8
*	DGSE Cos. Inc.	3,814	6
*	Gaming Partners
	International Corp.	609	5
*	Tilly’s Inc. Class A	603	5
	Educational
	Development Corp.	1,122	4
*	Envivio Inc.	700	2
*	PCM Inc.	63	1
*	Premier Exhibitions Inc.	319	—

			Market
			Value
		Shares	($000)
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class A	37	—
*	Universal Travel Group	118	—
*	Sport Chalet Inc. Class B	5	—
			5,068,917
Financials (18.2%)
	Wells Fargo & Co.	9,483,767	498,467
*	Berkshire Hathaway Inc.
	Class B	3,199,550	404,935
	JPMorgan Chase & Co.	6,815,542	392,712
	Bank of America Corp.	18,934,200	291,019
	Citigroup Inc.	5,196,302	244,746
	Visa Inc. Class A	899,150	189,460
	American Express Co.	1,906,130	180,835
	American
	International Group Inc.	2,604,759	142,168
	US Bancorp	3,268,318	141,584
	MasterCard Inc. Class A	1,820,930	133,784
	Goldman Sachs Group Inc.	724,607	121,328
	Simon Property Group Inc.	559,129	92,972
	MetLife Inc.	1,619,801	89,996
	Morgan Stanley	2,662,091	86,065
	PNC Financial Services
	Group Inc.	961,227	85,597
	Capital One
	Financial Corp.	1,030,965	85,158
	Bank of New York
	Mellon Corp.	2,053,375	76,960
	Prudential Financial Inc.	829,764	73,658
	American Tower
	Corporation	711,925	64,059
	BlackRock Inc.	195,262	62,406
	Travelers Cos. Inc.	625,649	58,855
	ACE Ltd.	546,743	56,697
	Charles Schwab Corp.	1,989,501	53,577
	Discover Financial
	Services	839,534	52,034
	Marsh & McLennan
	Cos. Inc.	988,691	51,234
	Aflac Inc.	820,415	51,071
	BB&T Corp.	1,293,716	51,011
	State Street Corp.	738,031	49,640
	Aon plc	533,849	48,094
	Allstate Corp.	781,443	45,886
	Public Storage	263,939	45,226
	Crown Castle
	International Corp.	601,298	44,652
	Franklin Resources Inc.	738,046	42,689
	Ameriprise Financial Inc.	343,562	41,227
	Equity Residential	649,884	40,943
	Chubb Corp.	442,048	40,744
	CME Group Inc.	573,977	40,724
	McGraw Hill Financial Inc.	489,741	40,663
	Intercontinental
	Exchange Inc.	207,223	39,144

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	SunTrust Banks Inc.	962,332	38,551
	T. Rowe Price Group Inc.	449,126	37,911
	Prologis Inc.	899,251	36,950
^	Weyerhaeuser Co.	1,053,333	34,855
	Health Care REIT Inc.	549,973	34,467
	HCP Inc.	824,333	34,111
	Ventas Inc.	529,671	33,952
	Moody’s Corp.	385,227	33,769
	AvalonBay
	Communities Inc.	233,336	33,178
	Fifth Third Bancorp	1,532,662	32,722
	Boston Properties Inc.	275,392	32,546
	Vornado Realty Trust	303,422	32,384
	Host Hotels
	& Resorts Inc.	1,362,068	29,979
	Invesco Ltd.	779,643	29,432
	Hartford Financial
	Services Group Inc.	809,706	28,996
	Principal Financial
	Group Inc.	531,950	26,853
	M&T Bank Corp.	212,992	26,422
	Regions Financial Corp.	2,483,011	26,370
	Northern Trust Corp.	404,559	25,977
	Loews Corp.	557,845	24,551
	Progressive Corp.	964,331	24,455
	Lincoln National Corp.	474,822	24,425
	General Growth
	Properties Inc.	1,034,305	24,368
	KeyCorp	1,601,271	22,946
	Essex Property Trust Inc.	112,543	20,810
*	Affiliated Managers
	Group Inc.	99,560	20,450
	American Realty
	Capital Properties Inc.	1,601,798	20,071
	Annaly Capital
	Management Inc.	1,705,957	19,499
	SL Green Realty Corp.	171,719	18,788
^	Realty Income Corp.	398,429	17,698
	Macerich Co.	253,217	16,902
	Western Union Co.	970,383	16,826
	Comerica Inc.	327,636	16,434
*	CBRE Group Inc. Class A	508,276	16,285
	Unum Group	466,871	16,228
	Kimco Realty Corp.	702,218	16,137
	CIT Group Inc.	351,650	16,092
	XL Group plc Class A	488,824	15,999
	Equifax Inc.	219,830	15,946
*	Markel Corp.	23,942	15,697
*	Genworth Financial Inc.
	Class A	893,566	15,548
	Fidelity National
	Financial Inc. Class A	473,163	15,501
	American Capital
	Agency Corp.	640,882	15,003
	Federal Realty
	Investment Trust	121,063	14,639

			Market
			Value
		Shares	($000)
	Huntington
	Bancshares Inc.	1,511,076	14,416
	Plum Creek
	Timber Co. Inc.	318,658	14,371
^	Digital Realty Trust Inc.	243,688	14,212
	TD Ameritrade
	Holding Corp.	447,012	14,014
	Navient Corp.	771,388	13,661
	Cincinnati Financial Corp.	279,548	13,429
	Arthur J Gallagher & Co.	282,864	13,181
*	Arch Capital Group Ltd.	229,472	13,181
	Torchmark Corp.	159,576	13,072
	First Republic Bank	237,375	13,053
	UDR Inc.	452,427	12,953
	Willis Group Holdings plc	289,963	12,555
*	Alleghany Corp.	28,569	12,517
	New York Community
	Bancorp Inc.	756,783	12,093
	Lazard Ltd. Class A	232,002	11,962
	Raymond James
	Financial Inc.	228,675	11,601
*	Berkshire Hathaway Inc.
	Class A	61	11,584
*	Ally Financial Inc.	475,088	11,359
	NorthStar Realty
	Finance Corp.	652,696	11,344
*	E*TRADE Financial Corp.	519,470	11,044
	Duke Realty Corp.	592,719	10,764
	Everest Re Group Ltd.	66,452	10,665
	Extra Space Storage Inc.	198,279	10,558
*	SVB Financial Group	89,866	10,480
	Camden Property Trust	146,252	10,406
	WP Carey Inc.	160,953	10,365
	Jones Lang LaSalle Inc.	80,227	10,140
	Liberty Property Trust	266,003	10,089
	Alexandria Real Estate
	Equities Inc.	128,923	10,010
*	Signature Bank	78,973	9,965
*	Realogy Holdings Corp.	263,728	9,945
	Legg Mason Inc.	192,954	9,900
	Mid-America Apartment
	Communities Inc.	135,120	9,871
	Protective Life Corp.	141,978	9,843
	Reinsurance Group
	of America Inc. Class A	124,360	9,812
	Zions Bancorporation	332,744	9,806
	DDR Corp.	549,907	9,695
*	MSCI Inc. Class A	210,265	9,641
*	Howard Hughes Corp.	60,615	9,567
	Starwood Property
	Trust Inc.	398,289	9,467
	PartnerRe Ltd.	86,435	9,440
	Kilroy Realty Corp.	148,597	9,255
	Regency Centers Corp.	166,181	9,253
	Voya Financial Inc.	252,060	9,160

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Waddell & Reed
	Financial Inc. Class A	145,958	9,136
	East West Bancorp Inc.	258,172	9,033
	SEI Investments Co.	274,637	9,000
*	Liberty Ventures Class A	121,308	8,953
	Senior Housing
	Properties Trust	366,688	8,907
	HCC Insurance
	Holdings Inc.	179,986	8,809
	WR Berkley Corp.	185,097	8,572
	People’s United
	Financial Inc.	560,184	8,498
	Apartment Investment
	& Management Co.
	Class A	263,035	8,488
	Assurant Inc.	129,088	8,462
	Hudson City Bancorp Inc.	856,118	8,416
	Omega Healthcare
	Investors Inc.	226,739	8,358
	NASDAQ OMX Group Inc.	215,121	8,308
	National Retail
	Properties Inc.	221,882	8,252
	Taubman Centers Inc.	108,187	8,202
	Hospitality Properties Trust	269,368	8,189
	Rayonier Inc.	227,522	8,088
	Eaton Vance Corp.	209,199	7,906
	Cullen/Frost Bankers Inc.	98,753	7,843
	Axis Capital Holdings Ltd.	174,670	7,734
*	Ocwen Financial Corp.	207,272	7,690
	CBOE Holdings Inc.	156,090	7,681
	Spirit Realty Capital Inc.	676,151	7,681
	LPL Financial Holdings Inc.	153,916	7,656
	BioMed Realty Trust Inc.	346,785	7,570
	PacWest Bancorp	174,373	7,528
	Prosperity Bancshares Inc.	119,233	7,464
	RenaissanceRe
	Holdings Ltd.	69,314	7,417
*,^	Zillow Inc. Class A	51,364	7,341
	Assured Guaranty Ltd.	295,461	7,239
	American Campus
	Communities Inc.	189,097	7,231
	American Financial
	Group Inc.	120,847	7,198
*	Investors Bancorp Inc.	644,958	7,127
	CNO Financial Group Inc.	397,496	7,075
	Umpqua Holdings Corp.	390,288	6,994
	Old Republic
	International Corp.	422,086	6,981
	Douglas Emmett Inc.	245,983	6,942
	Two Harbors
	Investment Corp.	660,254	6,919
	Corrections Corp.
	of America	209,428	6,880
	Brown & Brown Inc.	223,113	6,852
	Commerce Bancshares Inc.	147,307	6,850
	Highwoods Properties Inc.	162,515	6,818

			Market
			Value
		Shares	($000)
	LaSalle Hotel Properties	187,886	6,631
	Home Properties Inc.	103,033	6,590
	Retail Properties
	of America Inc.	427,077	6,568
	Weingarten
	Realty Investors	198,422	6,516
	Allied World Assurance Co.
	Holdings AG	170,619	6,487
	RLJ Lodging Trust	224,271	6,479
	SLM Corp.	774,596	6,437
	City National Corp.	84,052	6,368
	Equity Lifestyle
	Properties Inc.	142,977	6,314
*	Forest City Enterprises Inc.
	Class A	309,164	6,143
	Validus Holdings Ltd.	160,030	6,120
*	Popular Inc.	177,534	6,068
	Chimera
	Investment Corp.	1,856,177	5,921
	FirstMerit Corp.	298,415	5,894
	Columbia Property
	Trust Inc.	225,742	5,872
	BankUnited Inc.	174,109	5,829
	Synovus Financial Corp.	238,599	5,817
	Tanger Factory Outlet
	Centers Inc.	163,831	5,729
*	MGIC Investment Corp.	609,725	5,634
	CommonWealth REIT	214,047	5,634
	American Homes 4 Rent
	Class A	316,891	5,628
	First Niagara Financial
	Group Inc.	640,020	5,594
	CBL & Associates
	Properties Inc.	292,514	5,558
	Gaming and Leisure
	Properties Inc.	161,699	5,493
	MFA Financial Inc.	662,461	5,439
	Sunstone Hotel
	Investors Inc.	363,074	5,421
	EPR Properties	96,469	5,390
	Hancock Holding Co.	152,037	5,370
*	Portfolio Recovery
	Associates Inc.	90,194	5,369
	Aspen Insurance
	Holdings Ltd.	117,831	5,352
*	Stifel Financial Corp.	111,905	5,299
	Piedmont Office Realty
	Trust Inc. Class A	279,010	5,284
	Federated Investors Inc.
	Class B	170,372	5,268
	Associated Banc-Corp	290,655	5,255
	Post Properties Inc.	98,200	5,250
*	Washington Prime
	Group Inc.	280,110	5,249
	Webster Financial Corp.	163,547	5,158

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Healthcare Trust
	of America Inc. Class A	428,426	5,158
	First American
	Financial Corp.	182,732	5,078
	First Horizon National Corp.	427,761	5,073
	StanCorp Financial
	Group Inc.	79,062	5,060
	Radian Group Inc.	341,594	5,059
	Hanover Insurance
	Group Inc.	79,461	5,018
	ProAssurance Corp.	109,444	4,859
	DCT Industrial Trust Inc.	591,252	4,854
*	Strategic Hotels
	& Resorts Inc.	414,490	4,854
	Primerica Inc.	99,446	4,758
	Bank of Hawaii Corp.	80,410	4,719
	UMB Financial Corp.	73,715	4,673
	Geo Group Inc.	130,621	4,667
	Sovran Self Storage Inc.	59,430	4,591
	DiamondRock
	Hospitality Co.	352,891	4,524
	CubeSmart	246,633	4,518
	TCF Financial Corp.	270,192	4,423
	Brandywine Realty Trust	283,234	4,418
	White Mountains
	Insurance Group Ltd.	7,256	4,415
	Healthcare Realty Trust Inc.	173,168	4,402
	Corporate Office
	Properties Trust	157,771	4,388
	Fulton Financial Corp.	346,222	4,290
	Pebblebrook Hotel Trust	115,336	4,263
	Cousins Properties Inc.	341,305	4,249
	Financial Engines Inc.	92,945	4,209
*	Texas Capital
	Bancshares Inc.	77,641	4,189
	American National
	Insurance Co.	36,411	4,158
	Washington Federal Inc.	184,928	4,148
	Bank of the Ozarks Inc.	121,928	4,078
	Medical Properties
	Trust Inc.	307,641	4,073
	Endurance Specialty
	Holdings Ltd.	76,587	3,951
	Symetra Financial Corp.	170,840	3,885
	PrivateBancorp Inc.	133,491	3,879
	Colony Financial Inc.	166,932	3,876
	Invesco Mortgage
	Capital Inc.	223,000	3,871
	Iberiabank Corp.	55,824	3,862
	Wintrust Financial Corp.	83,882	3,859
	FNB Corp.	300,049	3,847
	BancorpSouth Inc.	155,646	3,824
	Ryman Hospitality
	Properties Inc.	77,825	3,747
	Lexington Realty Trust	331,533	3,650
	Glacier Bancorp Inc.	128,091	3,635

			Market
			Value
		Shares	($000)
	United Bankshares Inc.	112,139	3,625
	Susquehanna
	Bancshares Inc.	338,894	3,579
	EverBank Financial Corp.	177,084	3,570
*	Harbinger Group Inc.	280,400	3,561
	First Industrial Realty
	Trust Inc.	188,937	3,560
	MarketAxess Holdings Inc.	65,043	3,516
	Sun Communities Inc.	70,390	3,508
	Chesapeake Lodging Trust	115,533	3,493
*	Virtus Investment
	Partners Inc.	16,462	3,486
	Alexander & Baldwin Inc.	83,777	3,473
	Hatteras Financial Corp.	175,252	3,472
	First Financial
	Bankshares Inc.	109,908	3,448
	EastGroup Properties Inc.	53,670	3,447
	Janus Capital Group Inc.	275,943	3,444
	Chambers Street Properties	428,273	3,443
	Valley National Bancorp	343,713	3,406
	CYS Investments Inc.	373,631	3,370
	Kennedy-Wilson
	Holdings Inc.	124,071	3,328
*	American Realty Capital
	Healthcare Trust Inc.	304,900	3,320
	Cathay General Bancorp	129,786	3,317
	Platinum Underwriters
	Holdings Ltd.	50,819	3,296
	Home BancShares Inc.	100,279	3,291
	Community Bank
	System Inc.	90,635	3,281
*	Altisource Portfolio
	Solutions SA	28,541	3,270
	Evercore Partners Inc.
	Class A	56,621	3,264
*,^	New York REIT Inc.	292,000	3,230
	DuPont Fabros
	Technology Inc.	119,109	3,211
	RLI Corp.	70,000	3,205
*	Western Alliance Bancorp	134,548	3,202
	Argo Group International
	Holdings Ltd.	62,604	3,200
	National Health
	Investors Inc.	50,972	3,189
	New Residential
	Investment Corp.	503,136	3,170
	Pinnacle Financial
	Partners Inc.	80,021	3,159
	Erie Indemnity Co. Class A	41,875	3,152
	American Equity Investment
	Life Holding Co.	127,168	3,128
	Washington REIT	120,266	3,125
	Columbia Banking
	System Inc.	117,874	3,101
	Mack-Cali Realty Corp.	144,235	3,098
*	St. Joe Co.	121,742	3,096

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Santander Consumer USA
	Holdings Inc.	157,908	3,070
	Newcastle
	Investment Corp.	637,281	3,053
	Potlatch Corp.	73,211	3,031
	Acadia Realty Trust	107,089	3,008
	ARMOUR Residential
	REIT Inc.	694,329	3,006
	Artisan Partners Asset
	Management Inc. Class A	52,958	3,002
*,^	Trulia Inc.	63,076	2,989
	Montpelier Re Holdings Ltd.	93,329	2,982
	CVB Financial Corp.	183,538	2,942
*	Rayonier Advanced
	Materials Inc.	75,840	2,939
	FelCor Lodging Trust Inc.	279,580	2,938
	Home Loan Servicing
	Solutions Ltd.	128,912	2,930
	International
	Bancshares Corp.	108,204	2,922
*	MBIA Inc.	264,466	2,920
	American Assets Trust Inc.	84,312	2,913
	Redwood Trust Inc.	148,972	2,900
	First Midwest Bancorp Inc.	170,206	2,899
	BBCN Bancorp Inc.	181,547	2,896
	Capitol Federal
	Financial Inc.	237,106	2,883
	Westamerica
	Bancorporation	54,726	2,861
*	First Cash Financial
	Services Inc.	49,551	2,854
	Trustmark Corp.	115,350	2,848
*	South State Corp.	46,503	2,837
	PS Business Parks Inc.	33,951	2,835
	Glimcher Realty Trust	261,688	2,834
	Capstead Mortgage Corp.	214,069	2,815
	Astoria Financial Corp.	207,591	2,792
	Equity One Inc.	117,878	2,781
	Kemper Corp.	75,409	2,780
	Northwest Bancshares Inc.	200,817	2,725
	MB Financial Inc.	99,408	2,689
	Boston Private Financial
	Holdings Inc.	196,669	2,643
	PennyMac Mortgage
	Investment Trust	120,154	2,636
*	Hilltop Holdings Inc.	122,817	2,611
	Associated Estates
	Realty Corp.	142,862	2,574
^	AmTrust Financial
	Services Inc.	61,497	2,571
	Old National Bancorp	179,539	2,564
*	Encore Capital Group Inc.	55,798	2,534
	Altisource Residential Corp.	97,352	2,534
	Ashford Hospitality
	Trust Inc.	219,165	2,529

			Market
			Value
		Shares	($000)
	Selective Insurance
	Group Inc.	100,379	2,481
	Education Realty Trust Inc.	230,827	2,479
	First Citizens BancShares
	Inc. Class A	9,987	2,447
	BOK Financial Corp.	36,594	2,437
	HFF Inc. Class A	65,413	2,433
	Mercury General Corp.	51,506	2,423
	Government Properties
	Income Trust	95,227	2,418
	First Financial Bancorp	137,393	2,365
	First Commonwealth
	Financial Corp.	256,265	2,363
	LTC Properties Inc.	59,941	2,340
	Greenhill & Co. Inc.	47,357	2,332
*	WisdomTree
	Investments Inc.	187,312	2,315
	Independent Bank Corp.	60,122	2,307
	NBT Bancorp Inc.	95,567	2,296
	OFG Bancorp	123,568	2,275
	BGC Partners Inc. Class A	305,449	2,273
	Franklin Street
	Properties Corp.	178,683	2,248
	Brixmor Property Group Inc.	96,501	2,215
	Cash America
	International Inc.	49,798	2,213
*	Altisource Asset
	Management Corp.	2,986	2,159
*	Enstar Group Ltd.	14,323	2,159
*	BofI Holding Inc.	29,314	2,154
	First Merchants Corp.	100,380	2,122
	AMERISAFE Inc.	51,912	2,111
	Banner Corp.	52,487	2,080
	National Penn
	Bancshares Inc.	195,659	2,070
	American Capital Mortgage
	Investment Corp.	102,875	2,060
	Pennsylvania REIT	109,431	2,059
	Chemical Financial Corp.	73,282	2,058
*	Arrowhead Research Corp.	142,242	2,035
	Provident Financial
	Services Inc.	117,490	2,035
*	Eagle Bancorp Inc.	59,766	2,017
	City Holding Co.	44,120	1,991
*	iStar Financial Inc.	132,687	1,988
	Anworth Mortgage
	Asset Corp.	376,114	1,941
	Parkway Properties Inc.	93,221	1,925
	Park National Corp.	24,483	1,890
*	TFS Financial Corp.	131,394	1,874
	National Bank Holdings
	Corp. Class A	92,635	1,847
*	Walter Investment
	Management Corp.	62,020	1,847
*	Starwood Waypoint
	Residential Trust	70,237	1,841

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	ViewPoint Financial
	Group Inc.	67,946	1,828
*	Blackhawk Network
	Holdings Inc. Class B	67,946	1,824
*	Capital Bank Financial Corp.	77,233	1,823
	Horace Mann
	Educators Corp.	58,185	1,819
	Apollo Commercial
	Real Estate Finance Inc.	110,313	1,819
	Renasant Corp.	62,292	1,811
	Hanmi Financial Corp.	85,746	1,808
	Hudson Pacific
	Properties Inc.	71,327	1,807
	Retail Opportunity
	Investments Corp.	114,305	1,798
	Cardinal Financial Corp.	97,297	1,796
	Brookline Bancorp Inc.	191,447	1,794
	Interactive Brokers
	Group Inc.	76,417	1,780
	Empire State Realty
	Trust Inc.	106,363	1,755
*	Credit Acceptance Corp.	14,221	1,751
	Flushing Financial Corp.	85,028	1,747
*	Ambac Financial Group Inc.	63,980	1,747
	Apollo Residential
	Mortgage Inc.	103,106	1,724
	CoreSite Realty Corp.	50,779	1,679
	Sabra Health Care REIT Inc.	58,210	1,671
*	First BanCorp	307,175	1,671
	Central Pacific
	Financial Corp.	84,033	1,668
*	Ameris Bancorp	77,113	1,663
*	eHealth Inc.	43,113	1,637
*	World Acceptance Corp.	21,462	1,630
	Blackstone Mortgage Trust
	Inc. Class A	56,151	1,628
	Hersha Hospitality Trust
	Class A	239,619	1,608
	Berkshire Hills Bancorp Inc.	69,159	1,606
	S&T Bancorp Inc.	62,099	1,543
	STAG Industrial Inc.	64,215	1,542
	Cohen & Steers Inc.	35,214	1,528
	Alexander’s Inc.	4,104	1,516
	FBL Financial Group Inc.
	Class A	32,789	1,508
	Community Trust
	Bancorp Inc.	43,947	1,504
	Employers Holdings Inc.	70,688	1,497
	Cedar Realty Trust Inc.	239,190	1,495
	Agree Realty Corp.	49,273	1,490
	Lakeland Financial Corp.	38,727	1,478
	BancFirst Corp.	23,837	1,476
	Inland Real Estate Corp.	138,114	1,468
*	Greenlight Capital Re Ltd.
	Class A	44,378	1,462

			Market
			Value
		Shares	($000)
	Dime Community
	Bancshares Inc.	92,272	1,457
	Arlington Asset Investment
	Corp. Class A	53,188	1,454
	Nelnet Inc. Class A	34,833	1,443
*	Beneficial Mutual
	Bancorp Inc.	105,806	1,435
	First Busey Corp.	246,719	1,433
	Oritani Financial Corp.	92,812	1,428
	CoBiz Financial Inc.	130,809	1,409
*	Flagstar Bancorp Inc.	77,221	1,398
	Saul Centers Inc.	28,664	1,393
	NRG Yield Inc. Class A	26,673	1,388
	Union Bankshares Corp.	54,010	1,385
	Gramercy Property
	Trust Inc.	223,540	1,352
*	Forestar Group Inc.	69,721	1,331
	Select Income REIT	44,271	1,312
	CyrusOne Inc.	51,455	1,281
	Ramco-Gershenson
	Properties Trust	76,416	1,270
*	Piper Jaffray Cos.	24,307	1,258
*	American Residential
	Properties Inc.	65,917	1,236
	1st Source Corp.	39,949	1,223
	Bryn Mawr Bank Corp.	41,917	1,221
	Heartland Financial USA Inc.	49,142	1,215
	Bank of Marin Bancorp	26,543	1,210
	Ares Commercial Real
	Estate Corp.	97,134	1,205
	FXCM Inc. Class A	80,322	1,202
*	Cowen Group Inc. Class A	284,097	1,199
*	Bridge Capital Holdings	48,521	1,175
*	Navigators Group Inc.	17,475	1,172
	Northfield Bancorp Inc.	88,557	1,161
	Calamos Asset
	Management Inc. Class A	86,251	1,155
	Infinity Property
	& Casualty Corp.	16,479	1,108
	Sterling Bancorp	92,246	1,107
	WesBanco Inc.	35,587	1,105
	Chatham Lodging Trust	49,735	1,089
	Dynex Capital Inc.	123,063	1,089
	Arrow Financial Corp.	41,898	1,087
*	Move Inc.	73,106	1,081
*,^	Nationstar Mortgage
	Holdings Inc.	29,644	1,076
	Investors Real Estate Trust	116,791	1,076
	Sandy Spring Bancorp Inc.	42,745	1,065
	Federal Agricultural
	Mortgage Corp.	33,963	1,056
	Bank Mutual Corp.	180,415	1,046
	Great Southern Bancorp Inc.	31,875	1,022
	GAMCO Investors Inc.	12,300	1,022
	Campus Crest
	Communities Inc.	116,925	1,013

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Summit Hotel Properties Inc.	95,125	1,008
	Camden National Corp.	25,728	997
*	Investment Technology
	Group Inc.	57,531	971
	BankFinancial Corp.	86,591	966
	WSFS Financial Corp.	13,103	965
	First Potomac Realty Trust	72,629	953
	Diamond Hill Investment
	Group Inc.	7,410	946
	Arbor Realty Trust Inc.	135,923	945
*	Customers Bancorp Inc.	45,647	913
*	AV Homes Inc.	55,558	908
*	KCG Holdings Inc. Class A	75,311	895
*	Ezcorp Inc. Class A	77,156	891
	Banc of California Inc.	81,257	886
^	Southside Bancshares Inc.	29,993	869
*	BBX Capital Corp.	47,388	853
*	Springleaf Holdings Inc.	32,694	848
	Excel Trust Inc.	62,639	835
	Ames National Corp.	35,568	823
	TrustCo Bank Corp. NY	122,980	822
	Simmons First National
	Corp. Class A	20,854	821
*	Green Dot Corp. Class A	43,097	818
	Safety Insurance Group Inc.	15,898	817
*	PICO Holdings Inc.	34,023	808
	Centerstate Banks Inc.	71,681	803
	Winthrop Realty Trust	52,243	802
	American National
	Bankshares Inc.	36,700	797
	Bridge Bancorp Inc.	32,686	784
	Getty Realty Corp.	40,507	773
	Hudson Valley Holding Corp.	42,767	772
	Rouse Properties Inc.	44,464	761
	AmREIT Inc.	41,499	759
	Consolidated-Tomoka
	Land Co.	16,544	759
*	Citizens Inc. Class A	100,325	742
*	FBR & Co.	27,175	737
	Ashford Hospitality
	Prime Inc.	42,953	737
	First Interstate
	BancSystem Inc.	26,751	727
	Kite Realty Group Trust	117,457	721
*	Synergy Resources Corp.	53,390	707
	Lakeland Bancorp Inc.	64,664	698
	Stewart Information
	Services Corp.	22,415	695
	United Community
	Banks Inc.	41,959	687
	United Fire Group Inc.	22,645	664
	Resource Capital Corp.	117,277	660
	Maiden Holdings Ltd.	54,199	655
*	Global Indemnity plc	24,497	637
	RCS Capital Corp. Class A	29,653	630
	Donegal Group Inc. Class A	40,983	627

			Market
			Value
		Shares	($000)
	Aviv REIT Inc.	21,943	618
*	Ladenburg Thalmann
	Financial Services Inc.	190,788	601
*	CareTrust REIT Inc.	30,274	599
	Enterprise Financial
	Services Corp.	33,094	598
	Republic Bancorp Inc.
	Class A	23,530	558
	Wilshire Bancorp Inc.	52,866	543
	National Western Life
	Insurance Co. Class A	2,162	539
	Baldwin & Lyons Inc.	20,233	525
	New York Mortgage
	Trust Inc.	67,156	524
	First Defiance Financial Corp.	18,194	522
*	TESARO Inc.	16,673	519
*	INTL. FCStone Inc.	25,689	512
	ESSA Bancorp Inc.	45,915	511
	Bar Harbor Bankshares	18,295	510
	RAIT Financial Trust	61,292	507
*	Xoom Corp.	19,112	504
	Marlin Business
	Services Corp.	27,618	502
*	NewStar Financial Inc.	35,129	494
	Century Bancorp Inc.
	Class A	13,512	478
	First Community
	Bancshares Inc.	33,128	475
	Sierra Bancorp	29,982	474
	United Insurance
	Holdings Corp.	27,184	469
	GFI Group Inc.	139,677	464
	Silver Bay Realty Trust Corp.	27,799	454
	United Financial Bancorp Inc.	33,344	452
	State Bank Financial Corp.	26,391	446
	Preferred Apartment
	Communities Inc. Class A	49,542	439
	Capital City Bank Group Inc.	29,913	435
	AG Mortgage Investment
	Trust Inc.	22,915	434
	Universal Health Realty
	Income Trust	9,936	432
*	NMI Holdings Inc. Class A	40,969	430
*	Phoenix Cos. Inc.	8,869	429
	Armada Hoffler
	Properties Inc.	44,069	427
	CIFC Corp.	46,041	415
	Access National Corp.	27,097	411
	Tompkins Financial Corp.	8,200	395
	ConnectOnc Bancorp Inc.	20,331	391
*	Marcus & Millichap Inc.	15,323	391
	National General
	Holdings Corp.	22,431	390
*	Safeguard Scientifics Inc.	18,349	381
	Urstadt Biddle Properties Inc.
	Class A	17,024	355

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Tejon Ranch Co.	11,025	355
	Meadowbrook Insurance
	Group Inc.	48,974	352
	Federated National
	Holding Co.	13,650	348
*	Walker & Dunlop Inc.	24,167	341
*	Atlas Financial Holdings Inc.	22,030	334
	Bank of Kentucky
	Financial Corp.	9,599	334
	Stock Yards Bancorp Inc.	10,916	326
	First of Long Island Corp.	8,073	315
	Gain Capital Holdings Inc.	40,061	315
	Reis Inc.	14,871	313
	Cape Bancorp Inc.	28,532	306
	EMC Insurance Group Inc.	9,875	304
	Athens Bancshares Corp.	13,574	303
	Washington Trust
	Bancorp Inc.	8,239	303
	Terreno Realty Corp.	15,296	296
	Charter Financial Corp.	26,149	290
*	Consumer Portfolio
	Services Inc.	37,574	286
*	Bancorp Inc.	23,984	286
	HCI Group Inc.	6,885	280
*	First NBC Bank Holding Co.	8,134	273
	Western Asset Mortgage
	Capital Corp.	19,065	270
	TowneBank	16,823	264
*	Ladder Capital Corp. Class A	14,393	260
	First Bancorp	13,957	256
	Resource America Inc.
	Class A	27,332	256
	Trico Bancshares	10,868	251
*	MoneyGram International Inc.	17,060	251
	State Auto Financial Corp.	10,650	250
*	BSB Bancorp Inc.	13,915	239
	US Global Investors Inc.
	Class A	65,597	231
	OneBeacon Insurance
	Group Ltd. Class A	14,838	231
	Ellington Residential
	Mortgage REIT	13,273	226
	Citizens & Northern Corp.	11,342	221
	Clifton Bancorp Inc.	17,299	219
	National Interstate Corp.	7,804	219
	Gladstone Commercial Corp.	12,205	218
	German American
	Bancorp Inc.	8,031	217
	Physicians Realty Trust	14,600	210
	Guaranty Bancorp	14,954	208
	Pzena Investment
	Management Inc. Class A	18,534	207
	Investors Title Co.	2,985	201
	First Financial Corp.	6,244	201
	Oppenheimer Holdings Inc.
	Class A	8,231	197

			Market
			Value
		Shares	($000)
	Ameriana Bancorp	13,383	197
*	ZipRealty Inc.	64,495	195
*	Asta Funding Inc.	23,459	194
	RE/MAX Holdings Inc.	6,421	190
	Financial Institutions Inc.	8,111	190
*	SWS Group Inc.	25,490	186
	Westfield Financial Inc.	24,792	185
	HomeStreet Inc.	10,014	184
	OceanFirst Financial Corp.	10,533	174
*	First Acceptance Corp.	71,063	174
	Merchants Bancshares Inc.	5,356	171
	Life Partners Holdings Inc.	67,821	169
	Univest Corp.
	of Pennsylvania	7,968	165
	MainSource Financial
	Group Inc.	8,753	151
	Fifth Street Senior Floating
	Rate Corp.	10,460	147
*	Tree.com Inc.	4,965	145
	Intersections Inc.	29,386	145
*	Metro Bancorp Inc.	6,247	144
	Monmouth Real Estate
	Investment Corp. Class A	14,151	142
*	Republic First Bancorp Inc.	27,568	139
	C&F Financial Corp.	3,728	134
	Five Oaks Investment Corp.	11,883	134
	One Liberty Properties Inc.	6,240	133
	ESB Financial Corp.	10,217	132
	First Financial Northwest Inc.	12,002	130
	Tower Group
	International Ltd.	72,169	130
	UMH Properties Inc.	12,666	127
*	Suffolk Bancorp	5,655	126
	CNB Financial Corp.	7,319	123
	Universal Insurance
	Holdings Inc.	9,466	123
	JMP Group Inc.	15,841	120
	Bank of Commerce Holdings	18,855	119
	Mercantile Bank Corp.	5,064	116
*	Health Insurance
	Innovations Inc. Class A	9,031	111
*	Gleacher & Co. Inc.	10,238	108
*	Eastern Virginia
	Bankshares Inc.	16,807	108
*	Hallmark Financial
	Services Inc.	9,970	107
	Peoples Bancorp Inc.	4,038	107
	Meta Financial Group Inc.	2,669	107
	Independent Bank Group Inc.	1,907	106
	Simplicity Bancorp Inc.	5,900	103
	JAVELIN Mortgage
	Investment Corp.	7,019	99
	First Marblehead Corp.	17,694	93
	Waterstone Financial Inc.	8,071	92
	Westwood Holdings
	Group Inc.	1,506	90

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Old Second Bancorp Inc.	18,140	90
	OmniAmerican Bancorp Inc.	3,600	90
*	Maui Land
	& Pineapple Co. Inc.	12,826	88
	West Bancorporation Inc.	5,505	84
*	Meridian Interstate
	Bancorp Inc.	3,224	83
	Institutional Financial
	Markets Inc.	39,632	80
	Southwest Bancorp Inc.	4,643	79
	Heritage Financial Corp.	4,646	75
*	Atlanticus Holdings Corp.	26,603	74
*	NewBridge Bancorp	8,868	71
	Kansas City Life Insurance Co.	1,487	68
*	Fortegra Financial Corp.	7,800	59
*	Square 1 Financial Inc.
	Class A	3,057	58
	Pulaski Financial Corp.	4,915	56
	Manning & Napier Inc.	3,200	55
	Alliance Bancorp Inc.
	of Pennsylvania	3,459	55
	Peapack Gladstone
	Financial Corp.	2,544	54
	Provident Financial
	Holdings Inc.	3,696	54
*	Jacksonville Bancorp Inc.	5,100	54
	Atlantic American Corp.	13,632	52
*	Hampton Roads
	Bankshares Inc.	29,753	51
*	Shore Bancshares Inc.	5,538	50
	Macatawa Bank Corp.	9,663	49
	National Bankshares Inc.	1,549	48
	Heritage Commerce Corp.	5,677	46
*,^	Doral Financial Corp.	10,554	46
*	ASB Bancorp Inc.	2,200	44
	Park Sterling Corp.	6,702	44
*	Taylor Capital Group Inc.	2,027	43
*	CommunityOne Bancorp	4,334	42
	First Internet Bancorp	1,900	39
*	Farmers Capital Bank Corp.	1,626	37
*	United Community
	Financial Corp.	8,716	36
	California First
	National Bancorp	2,366	35
	QC Holdings Inc.	12,815	34
*	Community West
	Bancshares	5,000	33
*	American Realty
	Investors Inc.	4,786	32
	Northrim BanCorp Inc.	1,190	30
	Independence Holding Co.	2,059	29
*	North Valley Bancorp	1,335	29
	Territorial Bancorp Inc.	1,380	29
*	Guaranty Federal
	Bancshares Inc.	2,281	29
	HopFed Bancorp Inc.	2,411	28

			Market
			Value
	Shares		($000)
	Pacific Continental Corp.	1,900	26
*	ConnectOne Bancorp Inc.	513	26
	Federal Agricultural Mortgage
	Corp. Class A	1,021	25
	Citizens Community
	Bancorp Inc.	2,945	25
	1st United Bancorp Inc.	2,856	25
	Monarch Financial
	Holdings Inc.	2,100	25
	Northeast Bancorp	2,506	24
*	Preferred Bank	950	22
*	Pacific Mercantile Bancorp	3,311	22
*	Regional Management Corp.	1,415	22
*	Bear State Financial Inc.	2,417	21
*	Sun Bancorp Inc.	5,293	21
	Penns Woods Bancorp Inc.	414	20
*	Yadkin Financial Corp.	1,024	19
*	Carolina Bank Holdings Inc.	1,902	19
	Wheeler REIT Inc.	3,900	19
*	HomeTrust Bancshares Inc.	1,176	19
*	Performant Financial Corp.	1,820	18
	MicroFinancial Inc.	2,338	18
*	Kearny Financial Corp.	1,053	16
	First Bancorp Inc.	902	16
*	Internet Patents Corp.	4,802	15
	Independent Bank Corp.	1,015	13
	Seacoast Banking Corp.
	of Florida	1,163	13
	Middleburg Financial Corp.	611	12
	Cheviot Financial Corp.	912	11
*	Riverview Bancorp Inc.	2,700	10
	MutualFirst Financial Inc.	544	10
	MidSouth Bancorp Inc.	520	10
*	American River Bankshares	1,038	9
*	Home Bancorp Inc.	343	8
	Fidelity Southern Corp.	549	7
*	World Energy Solutions Inc.	1,579	6
	Fox Chase Bancorp Inc.	337	6
	WVS Financial Corp.	511	6
	Premier Financial Bancorp Inc.	340	5
	IF Bancorp Inc.	300	5
*	Tejon Ranch Co.
	Warrants Exp. 08/31/2016	1,629	5
	NASB Financial Inc.	156	4
*	Royal Bancshares
	of Pennsylvania Inc.	1,796	3
	Intervest Bancshares Corp.
	Class A	363	3
	Horizon Bancorp	115	3
	MidWestOne Financial
	Group Inc.	100	2
	United Community Bancorp	200	2
	Sotherly Hotels Inc.	300	2
	Hingham Institution for Savings	27	2
	CIM Commercial Trust Corp.	91	2
*	SP Bancorp Inc.	55	2

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Bank of South Carolina Corp.	100	2
*	Orrstown Financial
	Services Inc.	53	1
	BNC Bancorp	43	1
	SI Financial Group Inc.	31	—
	Salisbury Bancorp Inc.	11	—
	Eagle Bancorp Montana Inc.	30	—
	Old Line Bancshares Inc.	17	—
	Heritage Financial Group Inc.	9	—
*	Transcontinental Realty
	Investors Inc.	12	—
	Vestin Realty Mortgage II Inc.	22	—
	Kingstone Cos. Inc.	9	—
*	Valley National Bancorp
	Warrants Exp. 6/30/2015	240	—
*	Porter Bancorp Inc.	25	—
			7,172,642
Health Care (12.2%)
	Johnson & Johnson	5,094,044	532,939
	Pfizer Inc.	11,471,462	340,473
	Merck & Co. Inc.	5,261,952	304,404
*	Gilead Sciences Inc.	2,765,082	229,253
	AbbVie Inc.	2,863,048	161,590
	Amgen Inc.	1,363,115	161,352
	Bristol-Myers Squibb Co.	2,983,907	144,749
	UnitedHealth Group Inc.	1,764,266	144,229
*	Biogen Idec Inc.	427,064	134,658
*	Celgene Corp.	1,442,026	123,841
	Medtronic Inc.	1,801,300	114,851
	Eli Lilly & Co.	1,813,806	112,764
	Abbott Laboratories	2,704,384	110,609
*	Express Scripts
	Holding Co.	1,396,709	96,834
	Allergan Inc.	535,807	90,669
	Thermo Fisher
	Scientific Inc.	718,270	84,756
	Covidien plc	811,289	73,162
	Baxter International Inc.	973,960	70,417
*	Actavis plc	306,096	68,275
*	Alexion
	Pharmaceuticals Inc.	356,091	55,639
	WellPoint Inc.	503,590	54,191
	Aetna Inc.	643,534	52,178
	Cigna Corp.	483,710	44,487
*	Forest Laboratories Inc.	441,735	43,732
	Stryker Corp.	511,502	43,130
*	Illumina Inc.	231,132	41,266
	Becton Dickinson and Co.	347,574	41,118
*	Vertex Pharmaceuticals Inc.	425,088	40,247
*	Regeneron
	Pharmaceuticals Inc.	133,574	37,731
	Humana Inc.	278,505	35,571
	St. Jude Medical Inc.	511,452	35,418
*	Mylan Inc.	672,330	34,665
	Perrigo Co. plc	228,749	33,342
*	HCA Holdings Inc.	580,240	32,714

			Market
			Value
		Shares	($000)
	Zimmer Holdings Inc.	302,197	31,386
*	Boston Scientific Corp.	2,383,330	30,435
	Zoetis Inc.	901,574	29,094
*	Intuitive Surgical Inc.	69,085	28,449
*	DaVita HealthCare
	Partners Inc.	366,136	26,479
	CR Bard Inc.	137,297	19,635
*	Henry Schein Inc.	153,882	18,261
*	Endo International plc	260,478	18,239
*	CareFusion Corp.	374,997	16,631
*	BioMarin
	Pharmaceutical Inc.	262,534	16,332
*	Edwards Lifesciences Corp.	189,920	16,303
	Universal Health Services
	Inc. Class B	164,779	15,779
*	Laboratory Corp.
	of America Holdings	153,517	15,720
*	Varian Medical Systems Inc.	187,238	15,567
*	Hospira Inc.	300,874	15,456
*	Incyte Corp. Ltd.	271,424	15,319
	Quest Diagnostics Inc.	259,979	15,258
*	Waters Corp.	145,624	15,209
*	Jazz Pharmaceuticals plc	101,619	14,939
*	Salix Pharmaceuticals Ltd.	108,428	13,375
*	Alkermes plc	260,206	13,096
	ResMed Inc.	254,941	12,908
*	IDEXX Laboratories Inc.	93,002	12,422
	DENTSPLY
	International Inc.	255,205	12,084
	Cooper Cos. Inc.	86,270	11,692
*	Hologic Inc.	422,500	10,710
*	MEDNAX Inc.	182,245	10,598
*	Medivation Inc.	130,897	10,090
*	Pharmacyclics Inc.	108,221	9,708
	Questcor
	Pharmaceuticals Inc.	104,355	9,652
*	Cubist Pharmaceuticals Inc.	135,559	9,465
*	Community Health
	Systems Inc.	197,051	8,940
*	Covance Inc.	103,341	8,844
*	Sirona Dental Systems Inc.	103,845	8,563
*,^	Mallinckrodt plc	105,329	8,428
*	Tenet Healthcare Corp.	176,050	8,264
	Teleflex Inc.	74,599	7,878
*	InterMune Inc.	177,951	7,857
*	Centene Corp.	98,744	7,466
*	Isis Pharmaceuticals Inc.	212,149	7,309
*	Brookdale Senior Living Inc.	213,746	7,126
*	Align Technology Inc.	125,057	7,008
*	United Therapeutics Corp.	77,770	6,882
*	Seattle Genetics Inc.	177,612	6,794
*	Alnylam
	Pharmaceuticals Inc.	102,014	6,444
*	Team Health Holdings Inc.	126,671	6,326
*	Quintiles Transnational
	Holdings Inc.	117,493	6,261

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Techne Corp.	66,601	6,165
*	Cepheid	125,429	6,013
	Patterson Cos. Inc.	150,024	5,927
*	WellCare Health Plans Inc.	79,144	5,909
	STERIS Corp.	106,622	5,702
*	Health Net Inc.	137,214	5,700
*	NPS Pharmaceuticals Inc.	172,152	5,690
*	Pacira Pharmaceuticals Inc.	60,951	5,599
	HealthSouth Corp.	150,869	5,412
*	PAREXEL International Corp.	102,392	5,410
*	Alere Inc.	141,707	5,303
*	Envision Healthcare
	Holdings Inc.	146,196	5,250
*,^	Myriad Genetics Inc.	134,659	5,241
*	Idenix Pharmaceuticals Inc.	217,264	5,236
*	DexCom Inc.	131,462	5,214
	West Pharmaceutical
	Services Inc.	121,002	5,104
*	Intercept
	Pharmaceuticals Inc.	20,880	4,941
*	LifePoint Hospitals Inc.	76,064	4,724
*	Charles River Laboratories
	International Inc.	87,195	4,667
*,^	MannKind Corp.	419,509	4,610
*	Bruker Corp.	181,564	4,407
*	Akorn Inc.	131,177	4,362
*	Bio-Rad Laboratories Inc.
	Class A	36,381	4,355
	Hill-Rom Holdings Inc.	104,108	4,321
*,^	Theravance Inc.	142,076	4,231
*	Synageva BioPharma Corp.	38,669	4,052
*	Insulet Corp.	99,851	3,961
	Owens & Minor Inc.	114,033	3,875
*	Impax Laboratories Inc.	120,106	3,602
*	Acadia Healthcare Co. Inc.	79,126	3,600
*	Thoratec Corp.	103,123	3,595
	Healthcare Services
	Group Inc.	120,406	3,545
*	Medicines Co.	117,199	3,406
*	Amsurg Corp.	73,861	3,366
*,^	Exact Sciences Corp.	196,702	3,350
*,^	OPKO Health Inc.	374,454	3,310
*	Haemonetics Corp.	93,737	3,307
*	Ironwood Pharmaceuticals
	Inc. Class A	215,664	3,306
*	Air Methods Corp.	63,567	3,283
^	PDL BioPharma Inc.	337,072	3,263
*	ACADIA
	Pharmaceuticals Inc.	142,997	3,230
*	HMS Holdings Corp.	157,916	3,223
*	Acorda Therapeutics Inc.	94,420	3,183
*	Prestige Brands
	Holdings Inc.	93,806	3,179
*	Magellan Health Inc.	49,827	3,101
*	Puma Biotechnology Inc.	46,255	3,053
*	Dyax Corp.	308,802	2,964

			Market
			Value
		Shares	($000)
*	NuVasive Inc.	83,259	2,961
*	Nektar Therapeutics	228,677	2,932
*	Cyberonics Inc.	46,126	2,881
	Cantel Medical Corp.	78,297	2,867
*	Wright Medical Group Inc.	88,695	2,785
	CONMED Corp.	61,929	2,734
*	Globus Medical Inc.	112,791	2,698
*	HeartWare International Inc.	29,587	2,618
*	Celldex Therapeutics Inc.	160,316	2,616
*	Neogen Corp.	62,286	2,521
*,^	Keryx
	Biopharmaceuticals Inc.	161,769	2,488
	Abaxis Inc.	55,648	2,466
*	Masimo Corp.	100,947	2,382
*	Auxilium
	Pharmaceuticals Inc.	116,876	2,345
*	ARIAD Pharmaceuticals Inc.	364,809	2,324
*	Aegerion
	Pharmaceuticals Inc.	72,269	2,319
*	Arena Pharmaceuticals Inc.	395,525	2,318
	Analogic Corp.	29,008	2,270
*	Integra LifeSciences
	Holdings Corp.	47,522	2,236
*	Depomed Inc.	159,508	2,217
*	BioCryst
	Pharmaceuticals Inc.	172,400	2,198
*	Bio-Reference Labs Inc.	71,341	2,156
*	ABIOMED Inc.	84,819	2,132
*	Molina Healthcare Inc.	47,289	2,110
*	AVANIR
	Pharmaceuticals Inc.	362,333	2,044
*	Halozyme Therapeutics Inc.	205,523	2,031
*	Sarepta Therapeutics Inc.	67,251	2,003
*	Achillion
	Pharmaceuticals Inc.	263,369	1,994
*	Anika Therapeutics Inc.	42,846	1,985
*	Natus Medical Inc.	78,387	1,971
*	Emeritus Corp.	60,376	1,911
*	Emergent Biosolutions Inc.	84,923	1,907
*	Affymetrix Inc.	212,853	1,896
	Kindred Healthcare Inc.	79,272	1,831
*	Accuray Inc.	207,174	1,823
*,^	Exelixis Inc.	532,605	1,805
	Select Medical
	Holdings Corp.	115,284	1,798
*	ImmunoGen Inc.	150,809	1,787
*	Anacor Pharmaceuticals Inc.	100,115	1,775
*	Furiex Pharmaceuticals Inc.	16,618	1,764
*	Amedisys Inc.	104,158	1,744
*,^	Inovio Pharmaceuticals Inc.	158,956	1,718
*	CorVel Corp.	37,488	1,694
*	Capital Senior Living Corp.	70,135	1,672
*	Neurocrine Biosciences Inc.	111,171	1,650
*	Albany Molecular
	Research Inc.	81,899	1,648
*	Clovis Oncology Inc.	39,671	1,643

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	AMAG Pharmaceuticals Inc.	78,282	1,622
*	Volcano Corp.	90,145	1,587
*	Ligand Pharmaceuticals Inc.	25,054	1,561
*	Infinity Pharmaceuticals Inc.	120,503	1,535
*	Epizyme Inc.	48,826	1,519
*	ICU Medical Inc.	24,373	1,482
*	Array BioPharma Inc.	323,014	1,473
*	Genomic Health Inc.	53,221	1,458
*,^	Ampio Pharmaceuticals Inc.	173,612	1,450
*	AngioDynamics Inc.	87,357	1,427
*	Lannett Co. Inc.	28,730	1,426
*	BioScrip Inc.	169,578	1,414
*	Sangamo BioSciences Inc.	90,112	1,376
*	Hanger Inc.	42,903	1,349
*	Healthways Inc.	76,711	1,345
*	Momenta
	Pharmaceuticals Inc.	111,370	1,345
*	Agios Pharmaceuticals Inc.	28,980	1,328
*	Bluebird Bio Inc.	34,158	1,317
*,^	Galena Biopharma Inc.	424,609	1,299
*	Gentiva Health Services Inc.	85,776	1,292
*,^	Theravance Biopharma Inc.	40,453	1,290
	Meridian Bioscience Inc.	62,091	1,282
*	PharMerica Corp.	43,345	1,239
*	Enanta Pharmaceuticals Inc.	28,700	1,236
*	Geron Corp.	385,019	1,236
*,^	Dendreon Corp.	523,663	1,204
*	CTI BioPharma Corp.	418,859	1,177
*	ANI Pharmaceuticals Inc.	34,051	1,173
*,^	Omeros Corp.	65,872	1,146
	Atrion Corp.	3,507	1,143
*	Chimerix Inc.	51,690	1,134
*	NxStage Medical Inc.	75,625	1,087
*	Novavax Inc.	234,229	1,082
*	Spectranetics Corp.	46,543	1,065
*	Endologix Inc.	67,842	1,032
*	Agenus Inc.	315,491	1,016
*	Omnicell Inc.	35,176	1,010
*	Dynavax
	Technologies Corp.	629,415	1,007
*,^	VIVUS Inc.	187,244	996
*	Fluidigm Corp.	33,874	996
*	Alliance HealthCare
	Services Inc.	36,608	988
*	Cerus Corp.	235,616	978
*	AtriCure Inc.	53,110	976
*	Cutera Inc.	93,038	967
*,^	ChemoCentryx Inc.	161,990	948
	Ensign Group Inc.	30,274	941
*	Sagent Pharmaceuticals Inc.	35,756	925
*	Quidel Corp.	41,207	911
	Invacare Corp.	49,477	909
*	Intrexon Corp.	36,020	905
*	Almost Family Inc.	39,607	874
*	AcelRx Pharmaceuticals Inc.	83,842	859
*	Cynosure Inc. Class A	40,412	859

			Market
			Value
		Shares	($000)
*	Cardiovascular Systems Inc.	27,210	848
*	Hyperion Therapeutics Inc.	32,391	845
*	IPC The Hospitalist Co. Inc.	19,084	844
*	Insmed Inc.	42,204	843
*	Exactech Inc.	33,289	840
*	BioTelemetry Inc.	114,769	823
*	KYTHERA
	Biopharmaceuticals Inc.	21,026	807
*	Orexigen Therapeutics Inc.	130,207	805
*,^	BioTime Inc.	260,899	796
*	Raptor Pharmaceutical Corp.	67,744	782
*	Horizon Pharma Inc.	49,155	778
*	Luminex Corp.	45,138	774
*	NewLink Genetics Corp.	29,127	773
*	Orthofix International NV	20,831	755
*	AVEO Pharmaceuticals Inc.	412,100	754
*,^	MiMedx Group Inc.	105,609	749
*	Addus HomeCare Corp.	32,608	733
*	Spectrum
	Pharmaceuticals Inc.	89,611	729
	CryoLife Inc.	79,431	711
*	Symmetry Medical Inc.	80,029	709
*	Insys Therapeutics Inc.	22,500	703
*	Alphatec Holdings Inc.	430,379	701
*	Catalyst Pharmaceutical
	Partners Inc.	276,282	699
*,^	Organovo Holdings Inc.	82,845	692
*	Alimera Sciences Inc.	114,950	687
*	Lexicon
	Pharmaceuticals Inc.	426,596	687
*	Receptos Inc.	15,959	680
*	Repligen Corp.	29,071	662
*	ArQule Inc.	426,641	661
*	Merit Medical Systems Inc.	43,528	657
*	Tornier NV	27,749	649
*,^	Athersys Inc.	353,110	632
*,^	Biolase Inc.	281,018	618
*	Portola Pharmaceuticals Inc.	20,890	610
*,^	Idera Pharmaceuticals Inc.	206,802	600
*	Merrimack
	Pharmaceuticals Inc.	82,137	599
*	BioSpecifics
	Technologies Corp.	22,082	595
*	OraSure Technologies Inc.	68,580	590
*	Antares Pharma Inc.	218,527	583
*	Curis Inc.	308,961	575
*	Immunomedics Inc.	150,892	551
*	Durect Corp.	291,059	530
*	Ophthotech Corp.	12,006	508
*	BioDelivery Sciences
	International Inc.	41,159	497
*	Neuralstem Inc.	109,041	460
*	SciClone
	Pharmaceuticals Inc.	87,346	459
*	Foundation Medicine Inc.	16,912	456
*	HealthStream Inc.	18,427	448

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*,^	Accelerate Diagnostics Inc.	17,164	446
*	Five Star Quality Care Inc.	85,876	430
*	Enzo Biochem Inc.	81,108	426
*	PTC Therapeutics Inc.	15,600	408
*	Endocyte Inc.	61,245	404
*	Rigel Pharmaceuticals Inc.	109,592	398
*	XOMA Corp.	85,572	393
*	LHC Group Inc.	18,204	389
*	STAAR Surgical Co.	22,704	381
*	Corcept Therapeutics Inc.	136,085	381
*	Anthera Pharmaceuticals Inc.
	Class A	110,168	373
*,^	Alexza Pharmaceuticals Inc.	81,627	373
	Universal American Corp.	42,372	353
*	TherapeuticsMD Inc.	78,645	348
	National Healthcare Corp.	6,158	347
*	Triple-S Management Corp.
	Class B	19,212	344
*,^	Cytori Therapeutics Inc.	139,519	333
*	Sequenom Inc.	85,701	332
*	Zeltiq Aesthetics Inc.	21,312	324
	US Physical Therapy Inc.	9,458	323
*	Repros Therapeutics Inc.	18,614	322
*	Vanda Pharmaceuticals Inc.	18,779	304
*	MacroGenics Inc.	13,629	296
*	Biodel Inc.	136,501	295
*	SurModics Inc.	13,357	286
*	Acceleron Pharma Inc.	8,346	283
*	Pain Therapeutics Inc.	48,537	279
*,^	CytRx Corp.	65,584	274
*	Venaxis Inc.	122,333	273
*,^	Apricus Biosciences Inc.	120,161	270
*,^	Unilife Corp.	89,751	266
	Pozen Inc.	31,094	259
*	Medical Action
	Industries Inc.	17,692	243
*	GenMark Diagnostics Inc.	17,932	243
*,^	Coronado Biosciences Inc.	139,507	240
*	Auspex Pharmaceuticals Inc.	10,669	238
*,^	Acura Pharmaceuticals Inc.	205,102	224
	Columbia Laboratories Inc.	32,526	223
*	Hooper Holmes Inc.	297,738	223
*	Advaxis Inc.	69,438	219
*	Zogenix Inc.	107,824	217
*	Ultragenyx
	Pharmaceutical Inc.	4,624	208
*	Karyopharm Therapeutics Inc.	4,402	205
*	Harvard Bioscience Inc.	45,022	205
*	Cytokinetics Inc.	42,787	204
*	Osiris Therapeutics Inc.	13,039	204
*	Vascular Solutions Inc.	9,169	203
*	Dicerna Pharmaceuticals Inc.	8,921	201
*,^	Rockwell Medical Inc.	16,443	197
*	IGI Laboratories Inc.	37,107	197
*	Peregrine
	Pharmaceuticals Inc.	98,096	184

			Market
			Value
		Shares	($000)
*	RTI Surgical Inc.	41,134	179
*	Supernus
	Pharmaceuticals Inc.	16,272	178
*,^	EnteroMedics Inc.	113,831	178
*,^	BG Medicine Inc.	162,483	171
*	Synergy Pharmaceuticals Inc.	41,723	170
*,^	Navidea
	Biopharmaceuticals Inc.	114,710	170
*,^	Hansen Medical Inc.	129,025	169
*	Ambit Biosciences Corp.	24,236	167
*	Chindex International Inc.	7,031	167
*	OncoMed
	Pharmaceuticals Inc.	7,100	165
*	NeoGenomics Inc.	48,442	161
*	Bovie Medical Corp.	43,121	156
*	XenoPort Inc.	31,708	153
*	ZIOPHARM Oncology Inc.	37,953	153
	Digirad Corp.	40,423	144
	LeMaitre Vascular Inc.	17,245	143
*	Surgical Care Affiliates Inc.	4,527	132
*	Progenics
	Pharmaceuticals Inc.	30,191	130
	Enzon Pharmaceuticals Inc.	123,147	128
*	Oncothyreon Inc.	39,256	127
*	RadNet Inc.	18,952	126
*	Harvard Apparatus
	Regenerative
	Technology Inc.	11,255	118
*	Stemline Therapeutics Inc.	7,700	113
*	AdCare Health Systems Inc.	25,016	107
*	Inogen Inc.	4,740	107
*,^	ARCA Biopharma Inc.	69,700	102
*	BSD Medical Corp.	102,783	102
*	Targacept Inc.	21,867	99
*,^	GTx Inc.	69,694	96
*	InfuSystems Holdings Inc.	34,480	91
*	Achaogen Inc.	6,133	86
*	Aastrom Biosciences Inc.	20,678	85
*	BIND Therapeutics Inc.	6,333	83
*	Derma Sciences Inc.	6,973	81
*	Wright Medical Group Inc.
	CVR	50,806	76
*	Pernix Therapeutics
	Holdings Inc.	8,405	75
*	Celsion Corp.	21,242	74
*,^	Oculus Innovative
	Sciences Inc.	23,597	73
*	Tandem Diabetes Care Inc.	4,410	72
	Psychemedics Corp.	4,661	66
*	SIGA Technologies Inc.	20,690	58
*	MEI Pharma Inc.	8,987	57
*,^	StemCells Inc.	27,652	56
*	Synta Pharmaceuticals Corp.	13,525	55
*	Kite Pharma Inc.	1,817	53
*	Mast Therapeutics Inc.	81,953	52
*	Akebia Therapeutics Inc.	1,820	51

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Cumberland
	Pharmaceuticals Inc.	10,775	48
*	Ardelyx Inc.	3,036	48
*	Synergetics USA Inc.	15,077	47
*	Adeptus Health Inc. Class A	1,820	46
*	Skilled Healthcare Group Inc.	6,697	42
*	Sunesis Pharmaceuticals Inc.	6,300	41
*	Discovery Laboratories Inc.	22,888	41
*	CASI Pharmaceuticals Inc.	22,562	41
*	Cancer Genetics Inc.	3,500	40
*	Veracyte Inc.	2,228	38
*	Threshold
	Pharmaceuticals Inc.	9,500	38
*	Vical Inc.	24,716	30
*	Hemispherx Biopharma Inc.	96,879	30
*,^	Baxano Surgical Inc.	46,005	26
*	Versartis Inc.	917	26
*	iBio Inc.	57,800	24
*	MGC Diagnostics Corp.	2,800	23
*	ERBA Diagnostics Inc.	11,606	23
*	Cardica Inc.	17,675	20
*,^	Cel-Sci Corp.	15,976	20
*	Cesca Therapeutics Inc.	14,114	20
*	Cleveland Biolabs Inc.	35,300	17
*	Concert Pharmaceuticals Inc.	1,550	16
*	Durata Therapeutics Inc.	800	14
*	Delcath Systems Inc.	4,735	12
*	Zalicus Inc.	10,037	12
	Transcept
	Pharmaceuticals Inc.	5,840	12
*	Onconova Therapeutics Inc.	1,800	10
*	Amicus Therapeutics Inc.	2,697	9
*	OncoGenex
	Pharmaceutical Inc.	1,867	7
*	Heska Corp.	591	6
	Birner Dental Management
	Services Inc.	265	5
*	Stereotaxis Inc.	1,152	4
	Diversicare Healthcare
	Services Inc.	500	4
*	CAS Medical Systems Inc.	1,800	4
	Utah Medical Products Inc.	68	3
*	MELA Sciences Inc.	9,482	3
*	LipoScience Inc.	647	2
*	Nanosphere Inc.	759	1
	Daxor Corp.	161	1
*	Sucampo Pharmaceuticals Inc.
	Class A	158	1
*	ProPhase Labs Inc.	465	1
*	Vision Sciences Inc.	140	—
			4,778,735
Industrials (12.9%)
	General Electric Co.	18,055,798	474,506
	United Technologies
	Corp.	1,568,129	181,040
	3M Co.	1,178,080	168,748

			Market
			Value
		Shares	($000)
	Union Pacific Corp.	1,632,190	162,811
	Boeing Co.	1,181,725	150,351
	United Parcel Service Inc.
	Class B	1,271,529	130,535
	Honeywell
	International Inc.	1,340,787	124,626
	Caterpillar Inc.	1,123,931	122,138
	Accenture plc Class A	1,139,935	92,152
	Danaher Corp.	1,069,678	84,216
	Emerson Electric Co.	1,265,286	83,964
	Lockheed Martin Corp.	488,685	78,546
	FedEx Corp.	505,521	76,526
	Automatic Data
	Processing Inc.	868,070	68,821
	Eaton Corp. plc	858,375	66,249
	Precision Castparts Corp.	261,389	65,975
	Illinois Tool Works Inc.	705,712	61,792
	General Dynamics Corp.	524,286	61,106
	Deere & Co.	655,058	59,316
	Norfolk Southern Corp.	557,441	57,433
	CSX Corp.	1,813,519	55,875
	Raytheon Co.	563,290	51,964
	Cummins Inc.	331,057	51,079
	TE Connectivity Ltd.	737,980	45,637
	Northrop Grumman Corp.	347,001	41,512
	PACCAR Inc.	638,156	40,095
	Tyco International Ltd.	829,920	37,844
	Waste Management Inc.	795,148	35,567
	Agilent Technologies Inc.	600,132	34,472
	Parker Hannifin Corp.	268,450	33,752
*	LinkedIn Corp. Class A	189,604	32,511
	Sherwin-Williams Co.	153,166	31,692
	Rockwell Automation Inc.	249,833	31,269
	Ingersoll-Rand plc	461,703	28,861
	WW Grainger Inc.	111,453	28,339
	Amphenol Corp. Class A	284,768	27,435
	Dover Corp.	299,770	27,264
*	Fiserv Inc.	448,762	27,069
	Roper Industries Inc.	179,672	26,234
*	Alliance Data Systems Corp.	92,738	26,083
	Fidelity National Information
	Services Inc.	466,363	25,529
*	Pentair plc	348,551	25,137
	Xerox Corp.	1,996,777	24,840
	Paychex Inc.	589,993	24,520
	Fastenal Co.	480,901	23,800
	AMETEK Inc.	441,375	23,075
	Fluor Corp.	288,682	22,200
	Kansas City Southern	198,488	21,339
	Rockwell Collins Inc.	243,992	19,066
	Flowserve Corp.	247,784	18,423
*	United Rentals Inc.	175,099	18,338
	Republic Services Inc.
	Class A	481,209	18,272
*	Stericycle Inc.	153,367	18,162
*	FleetCor Technologies Inc.	134,411	17,715

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	B/E Aerospace Inc.	189,369	17,515
*	Trimble Navigation Ltd.	469,419	17,345
	Textron Inc.	452,298	17,318
	CH Robinson
	Worldwide Inc.	267,439	17,060
	Pall Corp.	197,771	16,888
	L-3 Communications
	Holdings Inc.	139,686	16,867
*	Verisk Analytics Inc.
	Class A	270,520	16,237
	Ball Corp.	252,929	15,854
	Vulcan Materials Co.	235,300	15,000
	Expeditors International
	of Washington Inc.	337,596	14,908
	TransDigm Group Inc.	85,877	14,364
	Masco Corp.	642,017	14,253
	Rock-Tenn Co. Class A	129,282	13,651
	Wabtec Corp.	164,953	13,623
*	Mettler-Toledo
	International Inc.	52,887	13,390
	MeadWestvaco Corp.	302,242	13,377
*	Quanta Services Inc.	384,303	13,289
	Sealed Air Corp.	388,746	13,283
	Chicago Bridge
	& Iron Co. NV	194,485	13,264
	Towers Watson & Co.
	Class A	126,952	13,232
	Xylem Inc.	332,311	12,987
*	Sensata Technologies
	Holding NV	272,547	12,750
	Packaging Corp. of America	176,949	12,650
	JB Hunt Transport
	Services Inc.	168,795	12,454
*	Crown Holdings Inc.	249,526	12,416
	Trinity Industries Inc.	279,028	12,199
	Manpowergroup Inc.	143,379	12,166
*	Jacobs Engineering
	Group Inc.	226,338	12,059
	Fortune Brands Home
	& Security Inc.	299,276	11,950
	IDEX Corp.	145,511	11,749
	Cintas Corp.	183,943	11,688
*	Flextronics
	International Ltd.	1,054,136	11,669
	Hubbell Inc. Class B	93,676	11,536
	MDU Resources Group Inc.	327,451	11,494
	Robert Half
	International Inc.	234,985	11,218
	Joy Global Inc.	180,217	11,098
	Donaldson Co. Inc.	261,274	11,057
	Avnet Inc.	249,290	11,046
	Iron Mountain Inc.	311,301	11,036
	Martin Marietta
	Materials Inc.	83,199	10,986
	ADT Corp.	313,772	10,963
*	Arrow Electronics Inc.	179,993	10,873

			Market
			Value
		Shares	($000)
*	Kirby Corp.	92,333	10,816
*	Colfax Corp.	144,567	10,776
	Acuity Brands Inc.	77,917	10,772
	Valspar Corp.	137,022	10,440
	Waste Connections Inc.	212,222	10,303
*	Owens-Illinois Inc.	297,027	10,289
	Timken Co.	150,308	10,197
	Lincoln Electric
	Holdings Inc.	145,863	10,193
	Carlisle Cos. Inc.	115,407	9,997
	Allegion plc	173,931	9,858
*	Genesee & Wyoming Inc.
	Class A	93,819	9,851
	Total System Services Inc.	305,898	9,608
	PerkinElmer Inc.	204,032	9,557
	Global Payments Inc.	129,415	9,428
	Allison Transmission
	Holdings Inc.	301,007	9,361
	Jack Henry
	& Associates Inc.	153,903	9,146
	Broadridge Financial
	Solutions Inc.	217,158	9,042
	FLIR Systems Inc.	255,209	8,863
*	Vantiv Inc. Class A	263,033	8,843
*	CoStar Group Inc.	54,304	8,589
	AGCO Corp.	152,415	8,569
	Graco Inc.	109,535	8,552
	Oshkosh Corp.	152,932	8,492
	Ryder System Inc.	96,342	8,487
	Huntington Ingalls
	Industries Inc.	88,514	8,373
	MSC Industrial Direct Co.
	Inc. Class A	87,476	8,366
	Sonoco Products Co.	184,105	8,088
	Manitowoc Co. Inc.	243,732	8,009
*	Spirit AeroSystems
	Holdings Inc. Class A	237,073	7,989
	ITT Corp.	165,212	7,947
	AptarGroup Inc.	118,280	7,926
	Nordson Corp.	98,800	7,923
*	Old Dominion Freight
	Line Inc.	124,150	7,906
	SPX Corp.	72,707	7,868
	Terex Corp.	189,892	7,805
	Owens Corning	201,409	7,790
	Alliant Techsystems Inc.	57,334	7,678
*	Zebra Technologies Corp.	90,898	7,483
	Bemis Co. Inc.	183,068	7,444
*	WEX Inc.	70,053	7,353
*	Hexcel Corp.	178,700	7,309
	Eagle Materials Inc.	76,733	7,234
	Lennox International Inc.	79,588	7,129
	Jabil Circuit Inc.	335,138	7,004
	Valmont Industries Inc.	46,056	6,998
	AO Smith Corp.	140,925	6,987
	FEI Co.	76,377	6,930

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	WESCO International Inc.	80,150	6,923
*	Graphic Packaging
	Holding Co.	588,726	6,888
*	USG Corp.	223,447	6,732
	Air Lease Corp. Class A	174,189	6,720
	Triumph Group Inc.	94,758	6,616
	Kennametal Inc.	141,811	6,563
	Babcock & Wilcox Co.	199,396	6,472
	Toro Co.	101,595	6,461
	KBR Inc.	267,236	6,374
	Crane Co.	84,863	6,310
	Belden Inc.	78,572	6,141
	Foster Wheeler AG	179,478	6,115
	RR Donnelley & Sons Co.	359,889	6,104
	Regal-Beloit Corp.	77,413	6,082
	World Fuel Services Corp.	123,199	6,065
*	Generac Holdings Inc.	124,183	6,053
*	Clean Harbors Inc.	93,388	6,000
*	Esterline Technologies Corp.	51,765	5,959
*	Teledyne Technologies Inc.	61,211	5,948
	National Instruments Corp.	182,398	5,908
	EnerSys	85,230	5,863
	Exelis Inc.	342,173	5,810
*	Cognex Corp.	148,934	5,719
	URS Corp.	124,141	5,692
	CLARCOR Inc.	91,066	5,632
	GATX Corp.	83,239	5,572
*	Moog Inc. Class A	75,450	5,500
*	AECOM Technology Corp.	170,128	5,478
	Woodward Inc.	108,944	5,467
	Deluxe Corp.	91,195	5,342
	Landstar System Inc.	82,149	5,258
	Con-way Inc.	102,908	5,188
	EMCOR Group Inc.	115,046	5,123
	Curtiss-Wright Corp.	78,044	5,117
	Anixter International Inc.	50,033	5,007
*	HD Supply Holdings Inc.	176,331	5,006
	MAXIMUS Inc.	115,808	4,982
	Watsco Inc.	46,228	4,750
*	Knowles Corp.	153,840	4,729
*	Berry Plastics Group Inc.	179,314	4,626
*	Armstrong World
	Industries Inc.	78,977	4,536
*	CoreLogic Inc.	148,803	4,518
*	Genpact Ltd.	252,903	4,433
	Actuant Corp. Class A	125,095	4,325
*	IPG Photonics Corp.	61,190	4,210
*	Euronet Worldwide Inc.	87,228	4,208
	Corporate Executive
	Board Co.	60,948	4,158
	Covanta Holding Corp.	200,817	4,139
	Silgan Holdings Inc.	80,300	4,081
	Harsco Corp.	145,978	3,887
*	Swift Transportation Co.	152,126	3,838
*	Louisiana-Pacific Corp.	254,887	3,828
	HEICO Corp. Class A	94,293	3,828

			Market
			Value
		Shares	($000)
	Mobile Mini Inc.	79,885	3,826
*	DigitalGlobe Inc.	136,530	3,796
	Vishay Intertechnology Inc.	244,087	3,781
	Littelfuse Inc.	40,518	3,766
*	Texas Industries Inc.	38,965	3,599
*	Navistar International Corp.	95,765	3,589
	Convergys Corp.	164,414	3,525
	Applied Industrial
	Technologies Inc.	68,238	3,462
*	Advisory Board Co.	66,149	3,427
	Barnes Group Inc.	88,452	3,409
*	Greenbrier Cos. Inc.	58,016	3,342
	MSA Safety Inc.	57,158	3,285
*	Benchmark Electronics Inc.	127,732	3,255
*	Sanmina Corp.	142,714	3,251
*	MasTec Inc.	105,395	3,248
*	Orbital Sciences Corp.	109,704	3,242
	Tetra Tech Inc.	117,215	3,223
*	Proto Labs Inc.	39,182	3,210
*	Hub Group Inc. Class A	63,519	3,201
*	On Assignment Inc.	88,177	3,136
*	MWI Veterinary Supply Inc.	22,053	3,131
*	Rexnord Corp.	109,364	3,079
	Watts Water Technologies
	Inc. Class A	49,576	3,060
	CIRCOR International Inc.	39,598	3,054
	Methode Electronics Inc.	79,719	3,046
*	Huron Consulting Group Inc.	42,284	2,995
*	EnPro Industries Inc.	40,915	2,993
*	TriMas Corp.	78,485	2,993
	Greif Inc. Class A	54,751	2,987
*	Coherent Inc.	44,797	2,964
	Franklin Electric Co. Inc.	73,457	2,963
	United Stationers Inc.	71,322	2,958
*,^	NeuStar Inc. Class A	110,417	2,873
	Mueller Industries Inc.	97,371	2,864
*	OSI Systems Inc.	42,309	2,824
	ABM Industries Inc.	104,235	2,812
	AZZ Inc.	60,749	2,799
*	Cardtronics Inc.	81,638	2,782
	UniFirst Corp.	26,103	2,767
	EVERTEC Inc.	113,845	2,760
	Booz Allen Hamilton
	Holding Corp. Class A	129,721	2,755
	TAL International Group Inc.	62,064	2,753
*	Itron Inc.	67,628	2,742
*	FTI Consulting Inc.	72,477	2,741
*	Outerwall Inc.	46,051	2,733
*	WageWorks Inc.	56,361	2,717
	RBC Bearings Inc.	42,003	2,690
	Albany International Corp.	70,625	2,681
	Simpson Manufacturing
	Co. Inc.	73,255	2,664
	Heartland Payment
	Systems Inc.	63,402	2,613
	Aircastle Ltd.	146,983	2,612

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Plexus Corp.	59,906	2,593
	Apogee Enterprises Inc.	73,957	2,578
*	Veeco Instruments Inc.	68,240	2,543
	Brink’s Co.	88,485	2,497
*	Greatbatch Inc.	50,403	2,473
	ArcBest Corp.	56,287	2,449
	Altra Industrial Motion Corp.	66,971	2,437
	Brady Corp. Class A	81,532	2,435
	G&K Services Inc. Class A	46,022	2,396
	Knight Transportation Inc.	100,570	2,391
*	GenCorp Inc.	123,683	2,362
	AAON Inc.	70,226	2,354
	Granite Construction Inc.	65,282	2,349
	Standex International Corp.	31,372	2,337
	General Cable Corp.	91,054	2,336
*	PHH Corp.	101,638	2,336
	Acacia Research Corp.	131,342	2,331
*	GrafTech International Ltd.	222,459	2,327
	Heartland Express Inc.	107,202	2,288
*	Universal Display Corp.	70,668	2,268
	Forward Air Corp.	47,135	2,255
	AAR Corp.	81,544	2,247
*	Wesco Aircraft
	Holdings Inc.	109,659	2,189
	Astec Industries Inc.	49,754	2,183
*	Vistaprint NV	53,927	2,182
*	XPO Logistics Inc.	75,793	2,169
*	Masonite International Corp.	38,542	2,168
	Mueller Water Products Inc.
	Class A	250,459	2,164
	Raven Industries Inc.	64,990	2,154
	ESCO Technologies Inc.	60,319	2,089
	US Ecology Inc.	42,217	2,067
^	Sturm Ruger & Co. Inc.	34,702	2,048
*	Measurement
	Specialties Inc.	23,741	2,043
	Badger Meter Inc.	38,477	2,026
*	H&E Equipment
	Services Inc.	54,662	1,986
*	FARO Technologies Inc.	40,300	1,980
*	Korn/Ferry International	66,551	1,955
	Werner Enterprises Inc.	71,567	1,897
*	Atlas Air Worldwide
	Holdings Inc.	51,036	1,881
	Matson Inc.	69,772	1,873
	American Railcar
	Industries Inc.	27,392	1,856
	Exponent Inc.	25,014	1,854
*	Astronics Corp.	32,099	1,812
*	Meritor Inc.	136,937	1,786
	Tennant Co.	22,798	1,740
	CTS Corp.	92,421	1,728
*	Aegion Corp. Class A	73,994	1,722
	Federal Signal Corp.	116,407	1,705
*	Monster Worldwide Inc.	256,996	1,681
	Myers Industries Inc.	83,524	1,678

			Market
			Value
		Shares	($000)
*	UTi Worldwide Inc.	160,037	1,655
*	Tutor Perini Corp.	51,317	1,629
*	Headwaters Inc.	114,994	1,597
	Materion Corp.	43,045	1,592
	Otter Tail Corp.	52,461	1,589
	Park-Ohio Holdings Corp.	26,999	1,569
	Celadon Group Inc.	73,056	1,558
	Marten Transport Ltd.	69,124	1,545
	MTS Systems Corp.	22,723	1,540
	Comfort Systems USA Inc.	97,074	1,534
	Powell Industries Inc.	23,397	1,530
*	Checkpoint Systems Inc.	109,214	1,528
*	Advanced Emissions
	Solutions Inc.	66,094	1,516
*	DXP Enterprises Inc.	20,052	1,515
	Kaman Corp.	34,599	1,478
*	Rogers Corp.	22,278	1,478
	Universal Forest
	Products Inc.	30,534	1,474
	Insperity Inc.	44,041	1,453
*	AMN Healthcare
	Services Inc.	116,771	1,436
*	ExamWorks Group Inc.	44,634	1,416
	American Science
	& Engineering Inc.	20,349	1,416
*	TeleTech Holdings Inc.	48,774	1,414
*	CBIZ Inc.	156,416	1,412
*	Builders FirstSource Inc.	185,762	1,389
*	ExlService Holdings Inc.	46,843	1,380
	Lindsay Corp.	16,299	1,377
	Quanex Building
	Products Corp.	76,554	1,368
	Alamo Group Inc.	25,202	1,363
*	TrueBlue Inc.	49,072	1,353
*	American Woodmark Corp.	41,758	1,331
*	EnerNOC Inc.	69,064	1,309
	Cubic Corp.	29,383	1,308
*	Global Cash Access
	Holdings Inc.	146,855	1,307
	Primoris Services Corp.	44,917	1,295
*	II-VI Inc.	89,420	1,293
*	Rofin-Sinar Technologies Inc.	53,561	1,288
	Daktronics Inc.	107,068	1,276
*	Trex Co. Inc.	44,070	1,270
*	Boise Cascade Co.	44,157	1,265
	Griffon Corp.	99,063	1,228
	Black Box Corp.	52,300	1,226
*	Dice Holdings Inc.	158,740	1,208
*	LifeLock Inc.	86,242	1,204
	Textainer Group
	Holdings Ltd.	30,785	1,189
*	Saia Inc.	26,993	1,186
	AVX Corp.	88,615	1,177
	Gorman-Rupp Co.	33,255	1,176
*	Aeroflex Holding Corp.	111,765	1,174
	Argan Inc.	31,435	1,172

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	McGrath RentCorp	31,872	1,171
*	Era Group Inc.	40,464	1,161
*	Sykes Enterprises Inc.	51,044	1,109
*	Franklin Covey Co.	54,884	1,105
*	Navigant Consulting Inc.	62,747	1,095
*	Ducommun Inc.	41,825	1,093
*	Accuride Corp.	223,172	1,091
	Dynamic Materials Corp.	49,004	1,084
	Schnitzer Steel
	Industries Inc.	40,990	1,069
*	Taser International Inc.	79,506	1,057
	Heidrick & Struggles
	International Inc.	56,967	1,054
	Encore Wire Corp.	21,356	1,047
*	Engility Holdings Inc.	27,290	1,044
	Ennis Inc.	67,648	1,032
*	Furmanite Corp.	88,579	1,031
*	Wabash National Corp.	71,496	1,019
	Columbus McKinnon Corp.	37,435	1,013
*,^	Smith & Wesson
	Holding Corp.	68,259	992
*	CRA International Inc.	42,711	984
	NN Inc.	38,316	980
*	Quality Distribution Inc.	65,528	974
*,^	Capstone Turbine Corp.	644,808	974
*	Air Transport Services
	Group Inc.	114,654	960
	ManTech International Corp.
	Class A	31,995	944
	Barrett Business
	Services Inc.	19,994	940
*	Information Services
	Group Inc.	194,242	934
	Sun Hydraulics Corp.	22,809	926
*	Maxwell Technologies Inc.	61,076	924
*	Lionbridge
	Technologies Inc.	153,882	914
*	GP Strategies Corp.	34,397	890
*	Team Inc.	21,676	889
*	ARC Document
	Solutions Inc.	151,249	886
*	AM Castle & Co.	77,451	855
	Ceco Environmental Corp.	54,403	848
	John Bean
	Technologies Corp.	27,337	847
*	Aerovironment Inc.	26,528	844
	Hyster-Yale Materials
	Handling Inc.	9,387	831
	LB Foster Co. Class A	15,244	825
*	CTPartners Executive
	Search Inc.	84,900	794
*	Fabrinet	38,105	785
	Kadant Inc.	20,038	770
*	Covenant Transportation
	Group Inc. Class A	59,775	770
*,^	Bazaarvoice Inc.	97,432	769

			Market
			Value
		Shares	($000)
*	Nortek Inc.	8,563	769
*	Roadrunner Transportation
	Systems Inc.	27,181	764
*	Lydall Inc.	27,660	757
	Insteel Industries Inc.	38,399	755
*	Imperva Inc.	28,764	753
	Kforce Inc.	34,320	743
	Cass Information
	Systems Inc.	14,946	740
*	Thermon Group
	Holdings Inc.	28,050	738
*	RPX Corp.	41,571	738
	Graham Corp.	20,640	718
*,^	YRC Worldwide Inc.	24,854	699
*	Commercial Vehicle
	Group Inc.	69,313	696
	Kimball International Inc.
	Class B	41,464	693
*	Cenveo Inc.	183,712	682
*	Landec Corp.	53,668	670
	CDI Corp.	46,283	667
*	Northwest Pipe Co.	16,293	657
	Resources Connection Inc.	50,079	657
*	NCI Building Systems Inc.	33,463	650
	Park Electrochemical Corp.	22,921	647
	Crawford & Co. Class B	63,879	644
*	PGT Inc.	73,465	622
*	TTM Technologies Inc.	75,417	618
*	Great Lakes Dredge
	& Dock Corp.	76,493	611
*	ICF International Inc.	17,247	610
	Electro Rent Corp.	36,293	607
	Multi-Color Corp.	15,124	605
*	Echelon Corp.	248,129	603
*	Gibraltar Industries Inc.	38,134	591
	Crawford & Co. Class A	72,724	589
*	Newport Corp.	31,705	587
*	Cross Country
	Healthcare Inc.	89,559	584
	Houston Wire & Cable Co.	46,711	580
*	Kemet Corp.	99,912	574
*,^	ModusLink Global
	Solutions Inc.	153,608	574
*	PAM Transportation
	Services Inc.	20,494	573
*	Layne Christensen Co.	42,527	566
	Bel Fuse Inc. Class B	21,864	561
*	Patrick Industries Inc.	12,040	561
	Quad/Graphics Inc.	24,869	556
*,^	Nuverra Environmental
	Solutions Inc.	27,209	547
*	CAI International Inc.	24,472	539
*	Kratos Defense
	& Security Solutions Inc.	68,262	532
*	Rentrak Corp.	9,914	520
	Kelly Services Inc. Class A	29,482	506

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Miller Industries Inc.	24,364	501
	Landauer Inc.	11,734	493
	United States Lime
	& Minerals Inc.	7,516	487
	Universal Technical
	Institute Inc.	38,410	466
*	CUI Global Inc.	55,345	465
*	Taminco Corp.	19,967	464
*	American Superconductor
	Corp.	282,598	461
	Electro Scientific
	Industries Inc.	65,891	449
*,^	Energy Recovery Inc.	88,292	434
*	US Concrete Inc.	17,240	427
*,^	ClearSign Combustion Corp.	45,606	419
*	Arotech Corp.	92,751	414
*	Ameresco Inc. Class A	57,389	403
	Hardinge Inc.	31,532	399
*	Fuel Tech Inc.	69,259	391
*	BlueLinx Holdings Inc.	278,526	390
*	PowerSecure
	International Inc.	38,435	374
	NACCO Industries Inc.
	Class A	7,389	374
*	Echo Global Logistics Inc.	19,481	373
*	NVE Corp.	6,690	372
*	Vishay Precision Group Inc.	22,068	363
*	Orion Marine Group Inc.	33,320	361
	International Shipholding
	Corp.	15,524	356
*	MYR Group Inc.	13,959	354
	HEICO Corp.	6,637	345
*	Active Power Inc.	122,510	338
*	Heritage-Crystal Clean Inc.	16,389	322
*	Lawson Products Inc.	19,589	319
*	ServiceSource
	International Inc.	54,970	319
*	InnerWorkings Inc.	37,219	316
*,^	Eagle Bulk Shipping Inc.	102,101	315
	LSI Industries Inc.	39,282	313
	Viad Corp.	13,137	313
	Eastern Co.	19,602	303
*,^	ExOne Co.	7,579	300
*	Casella Waste Systems Inc.
	Class A	59,008	296
*	Adept Technology Inc.	27,410	288
*	Broadwind Energy Inc.	31,113	273
*	Multi-Fineline Electronix Inc.	23,168	256
*	Sterling Construction Co. Inc.	27,200	255
*	Intevac Inc.	30,977	248
*	Mistras Group Inc.	9,970	244
	Mesa Laboratories Inc.	2,907	244
	Spartan Motors Inc.	52,914	240
	Global Power Equipment
	Group Inc.	14,735	238

			Market
			Value
		Shares	($000)
*	Innovative Solutions
	& Support Inc.	31,038	231
	Hurco Cos. Inc.	7,342	207
*	PRGX Global Inc.	32,040	205
*	CyberOptics Corp.	25,135	201
*	AEP Industries Inc.	5,711	199
*	Pike Corp.	21,387	192
*	Vicor Corp.	21,927	184
*,^	Document Security
	Systems Inc.	119,798	164
*	Willis Lease Finance Corp.	6,584	161
*	USA Truck Inc.	8,258	154
*	Hill International Inc.	24,339	152
*	Metalico Inc.	119,793	149
*	Higher One Holdings Inc.	37,954	145
*	Hudson Global Inc.	36,753	144
*	GSI Group Inc.	11,324	144
*	Ballantyne Strong Inc.	34,205	143
*,^	Odyssey Marine
	Exploration Inc.	84,918	143
*	UFP Technologies Inc.	5,749	138
*	M/A-COM Technology
	Solutions Holdings Inc.	6,035	136
*	Magnetek Inc.	5,279	126
*	Xerium Technologies Inc.	8,965	125
*	API Technologies Corp.	45,257	124
*	StarTek Inc.	15,981	123
	FreightCar America Inc.	4,922	123
*	Rubicon Technology Inc.	13,744	120
*	LMI Aerospace Inc.	9,175	120
*	Power Solutions
	International Inc.	1,662	120
*,^	UQM Technologies Inc.	52,587	119
*	Sparton Corp.	4,233	117
	Twin Disc Inc.	3,509	116
*	American Electric
	Technologies Inc.	16,080	109
*,^	Erickson Inc.	6,609	107
	Lincoln Educational
	Services Corp.	23,818	107
*	National Research Corp.
	Class B	2,635	103
*	Goldfield Corp.	55,560	96
	Allied Motion
	Technologies Inc.	6,439	93
*	Tecumseh Products Co.	18,215	93
	Sypris Solutions Inc.	15,958	89
*	Control4 Corp.	4,460	87
*,^	Lightbridge Corp.	31,250	87
*	Frequency Electronics Inc.	6,878	85
*	TRC Cos. Inc.	13,553	84
*	Ply Gem Holdings Inc.	8,300	84
*	Patriot Transportation
	Holding Inc.	2,385	83
	Richardson Electronics Ltd.	7,894	83

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Synthesis Energy
	Systems Inc.	43,351	81
*,^	Revolution Lighting
	Technologies Inc.	33,852	78
*	BTU International Inc.	23,344	76
	AMCON Distributing Co.	900	73
*	Radiant Logistics Inc.	23,100	71
*	Elecsys Corp.	5,884	71
*	Perma-Fix Environmental
	Services	15,311	70
	VSE Corp.	875	62
	Douglas Dynamics Inc.	3,473	61
*	Turtle Beach Corp.	6,403	59
*	Altair Nanotechnologies Inc.	17,221	59
*	Orion Energy Systems Inc.	13,216	54
*	SL Industries Inc.	1,698	50
*	Key Technology Inc.	3,973	49
*	TriNet Group Inc.	1,980	48
*	Standard Register Co.	8,409	47
*	Supreme Industries Inc.
	Class A	6,861	45
*	Stock Building Supply
	Holdings Inc.	2,200	43
*	Asure Software Inc.	7,063	43
*	Planar Systems Inc.	16,117	39
*	Ultralife Corp.	9,678	37
	Bel Fuse Inc. Class A	1,477	36
*	Mattersight Corp.	6,659	35
*	AeroCentury Corp.	2,175	35
*	Swisher Hygiene Inc.	7,873	34
*	Cartesian Inc.	7,826	34
*	MicroVision Inc.	16,405	33
*	Air T Inc.	2,500	33
*	Transcat Inc.	2,800	29
	Global Brass & Copper
	Holdings Inc.	1,656	28
*	Paylocity Holding Corp.	1,230	27
*	IEC Electronics Corp.	5,961	26
*	Research Frontiers Inc.	4,224	26
*	PMFG Inc.	4,555	24
*	Industrial Services
	of America Inc.	4,680	23
*	National Research Corp.
	Class A	1,642	23
*	American DG Energy Inc.	12,332	22
	Greif Inc. Class B	318	19
*	Essex Rental Corp.	7,239	18
*	Gencor Industries Inc.	1,450	16
*	Viasystems Group Inc.	1,396	15
	Art’s-Way Manufacturing
	Co. Inc.	2,553	15
*	Onvia Inc.	2,951	14
	Omega Flex Inc.	666	13
*	Hudson Technologies Inc.	4,027	12
	Universal Truckload
	Services Inc.	360	9

			Market
			Value
		Shares	($000)
*	Pulse Electronics Corp.	2,759	7
*	Sharps Compliance Corp.	1,172	5
*	Breeze-Eastern Corp.	401	5
	Ecology and Environment Inc.	450	5
*	Rand Logistics Inc.	696	4
*	Wireless Telecom Group Inc.	1,403	4
*	Wells-Gardner
	Electronics Corp.	1,180	2
*	Integrated Electrical
	Services Inc.	200	1
*	Newtek Business
	Services Inc.	204	1
*	Video Display Corp.	47	—
*	Lime Energy Co.	13	—
			5,062,413
Oil & Gas (9.7%)
	Exxon Mobil Corp.	7,732,368	778,495
	Chevron Corp.	3,427,674	447,483
	Schlumberger Ltd.	2,341,756	276,210
	ConocoPhillips	2,210,562	189,511
	Occidental Petroleum
	Corp.	1,414,523	145,172
	EOG Resources Inc.	983,162	114,892
	Halliburton Co.	1,444,594	102,581
	Anadarko Petroleum Corp.	909,401	99,552
	Phillips 66	1,018,829	81,944
	Apache Corp.	694,458	69,876
	Williams Cos. Inc.	1,196,658	69,657
	National Oilwell Varco Inc.	772,259	63,596
	Pioneer Natural
	Resources Co.	257,384	59,149
	Baker Hughes Inc.	785,082	58,449
	Devon Energy Corp.	697,284	55,364
	Hess Corp.	509,196	50,354
	Noble Energy Inc.	648,977	50,270
	Marathon Oil Corp.	1,217,293	48,594
	Valero Energy Corp.	959,926	48,092
	Kinder Morgan Inc.	1,205,783	43,722
	Marathon Petroleum Corp.	467,771	36,519
	Chesapeake Energy Corp.	1,078,648	33,524
*	Concho Resources Inc.	201,163	29,068
*	Southwestern Energy Co.	635,255	28,898
*	Weatherford
	International plc	1,251,265	28,779
	EQT Corp.	259,810	27,774
*	Cheniere Energy Inc.	385,739	27,657
*	FMC Technologies Inc.	424,850	25,946
	Cabot Oil & Gas Corp.	751,327	25,650
*	Cameron International Corp.	367,687	24,896
	Range Resources Corp.	280,210	24,364
	Ensco plc Class A	420,572	23,371
	Cimarex Energy Co.	156,708	22,481
	Helmerich & Payne Inc.	184,876	21,466
	Murphy Oil Corp.	306,936	20,405
*	Whiting Petroleum Corp.	214,266	17,195
	HollyFrontier Corp.	358,456	15,661

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Noble Corp. plc	457,736	15,362
	Oceaneering
	International Inc.	194,735	15,215
	Nabors Industries Ltd.	508,611	14,938
	OGE Energy Corp.	358,588	14,014
	Tesoro Corp.	232,820	13,660
	Core Laboratories NV	80,753	13,491
*	Continental Resources Inc.	83,809	13,245
	Denbury Resources Inc.	640,568	11,825
	Energen Corp.	130,937	11,638
*	Newfield Exploration Co.	245,391	10,846
	Superior Energy
	Services Inc.	286,199	10,343
*	Cobalt International
	Energy Inc.	557,263	10,226
	SM Energy Co.	120,747	10,155
	QEP Resources Inc.	291,835	10,068
*	Gulfport Energy Corp.	154,037	9,674
*	First Solar Inc.	135,190	9,607
	Targa Resources Corp.	68,757	9,596
*	Dresser-Rand Group Inc.	137,611	8,770
*	WPX Energy Inc.	363,990	8,703
*	Oasis Petroleum Inc.	155,269	8,678
	Patterson-UTI Energy Inc.	247,233	8,638
*	Ultra Petroleum Corp.	262,185	7,784
*	Dril-Quip Inc.	69,786	7,623
	Rowan Cos. plc Class A	224,152	7,157
*	Kodiak Oil & Gas Corp.	480,528	6,992
*	NOW Inc.	192,981	6,988
*	Diamondback Energy Inc.	73,291	6,508
^	Diamond Offshore
	Drilling Inc.	125,567	6,232
*	Antero Resources Corp.	94,545	6,205
*	Oil States International Inc.	95,855	6,143
*	Unit Corp.	89,230	6,142
*,^	SandRidge Energy Inc.	849,967	6,077
*	Rosetta Resources Inc.	110,663	6,070
	SemGroup Corp. Class A	76,811	6,057
*	Atwood Oceanics Inc.	110,314	5,789
	CARBO Ceramics Inc.	35,467	5,466
*	Carrizo Oil & Gas Inc.	73,878	5,117
	Tidewater Inc.	89,562	5,029
	Bristow Group Inc.	62,341	5,026
*	MRC Global Inc.	175,133	4,954
	Exterran Holdings Inc.	108,327	4,874
*	Civeo Corp.	191,710	4,798
*	Athlon Energy Inc.	96,229	4,590
*	Chart Industries Inc.	54,867	4,540
*	Helix Energy Solutions
	Group Inc.	172,248	4,532
*	Stone Energy Corp.	94,946	4,443
*	Laredo Petroleum Inc.	142,205	4,405
*,^	GT Advanced
	Technologies Inc.	233,632	4,346
	PBF Energy Inc. Class A	157,805	4,205
*	PDC Energy Inc.	64,527	4,075

			Market
			Value
		Shares	($000)
*	Forum Energy
	Technologies Inc.	109,732	3,998
*	SunPower Corp. Class A	94,084	3,856
	Energy XXI Bermuda Ltd.	159,366	3,766
*	Flotek Industries Inc.	116,366	3,742
*	Sanchez Energy Corp.	94,183	3,540
	Western Refining Inc.	93,745	3,520
*,^	McDermott
	International Inc.	429,891	3,478
*	Matador Resources Co.	112,128	3,283
*	Bonanza Creek Energy Inc.	54,501	3,117
	Comstock Resources Inc.	104,922	3,026
*	Basic Energy Services Inc.	102,205	2,986
*	SEACOR Holdings Inc.	35,026	2,881
*	Hornbeck Offshore
	Services Inc.	61,368	2,879
*	Rice Energy Inc.	92,033	2,802
	Delek US Holdings Inc.	96,381	2,721
*	Bill Barrett Corp.	92,411	2,475
*	Northern Oil and Gas Inc.	150,013	2,444
*	C&J Energy Services Inc.	72,297	2,442
*	Clayton Williams Energy Inc.	17,118	2,351
*	Goodrich Petroleum Corp.	83,957	2,317
*,^	Halcon Resources Corp.	317,075	2,311
	RPC Inc.	97,143	2,282
*	Approach Resources Inc.	98,593	2,241
*	Magnum Hunter
	Resources Corp.	264,383	2,168
*	Matrix Service Co.	65,890	2,161
*	Newpark Resources Inc.	171,371	2,135
*	Key Energy Services Inc.	233,233	2,132
	Gulfmark Offshore Inc.	42,054	1,900
*	Abraxas Petroleum Corp.	296,910	1,859
*	Geospace
	Technologies Corp.	32,816	1,807
*	Callon Petroleum Co.	142,304	1,658
	Green Plains Inc.	48,682	1,600
^	CVR Energy Inc.	32,402	1,561
*	Pioneer Energy
	Services Corp.	88,256	1,548
	Pattern Energy Group Inc.
	Class A	46,653	1,545
*	Penn Virginia Corp.	88,237	1,496
*	TETRA Technologies Inc.	125,062	1,473
*	VAALCO Energy Inc.	198,857	1,438
*	Parker Drilling Co.	210,321	1,371
*	Contango Oil & Gas Co.	32,207	1,363
*,^	FuelCell Energy Inc.	549,919	1,320
^	EXCO Resources Inc.	216,153	1,273
*,^	Emerald Oil Inc.	163,107	1,248
*	BPZ Resources Inc.	380,416	1,172
	Adams Resources
	& Energy Inc.	14,172	1,107
*	Rex Energy Corp.	59,274	1,050
*	Gastar Exploration Inc.	114,979	1,001
	Alon USA Energy Inc.	75,901	944

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Triangle Petroleum Corp.	78,682	925
*	Hercules Offshore Inc.	221,987	892
*,^	Swift Energy Co.	66,496	863
	W&T Offshore Inc.	51,686	846
*	ION Geophysical Corp.	199,966	844
*,^	Plug Power Inc.	180,037	843
	Dawson Geophysical Co.	28,093	805
*	Forest Oil Corp.	321,828	734
*	EP Energy Corp. Class A	31,188	719
*,^	Enphase Energy Inc.	82,216	703
*	Willbros Group Inc.	56,738	701
	Bolt Technology Corp.	37,546	689
*	Resolute Energy Corp.	76,360	660
*,^	Amyris Inc.	176,635	659
	Gulf Island Fabrication Inc.	29,139	627
*,^	CAMAC Energy Inc.	879,634	616
*	Natural Gas Services
	Group Inc.	17,710	585
*	PHI Inc.	12,507	557
*,^	Cal Dive International Inc.	408,743	540
	Tesco Corp.	24,985	533
*,^	Quicksilver Resources Inc.	199,621	533
*	Solazyme Inc.	41,551	489
*	FX Energy Inc.	123,948	447
*	RSP Permian Inc.	13,619	442
*	PetroQuest Energy Inc.	57,380	431
*	Eclipse Resources Corp.	17,031	428
*	Warren Resources Inc.	67,043	416
*	US Energy Corp. Wyoming	94,693	410
	Evolution Petroleum Corp.	35,297	386
*	Harvest Natural
	Resources Inc.	75,749	378
*	Mitcham Industries Inc.	26,737	374
*	REX American
	Resources Corp.	4,932	362
*	Midstates Petroleum Co. Inc.	44,174	319
*,^	Endeavour
	International Corp.	202,067	277
*	Vantage Drilling Co.	133,145	256
*	Trecora Resources	20,083	238
*	Forbes Energy Services Ltd.	50,054	229
*	Renewable Energy
	Group Inc.	16,799	193
*	Miller Energy Resources Inc.	30,100	193
*	Parsley Energy Inc. Class A	6,636	160
	Panhandle Oil and Gas Inc.
	Class A	2,610	146
*	BioFuel Energy Corp.	19,867	136
*	TGC Industries Inc.	22,374	122
*	Escalera Resources Co.	41,726	110
*,^	Ascent Solar
	Technologies Inc.	228,807	96
*	Hyperdynamics Corp.	28,303	92
*,^	Gevo Inc.	103,260	89

			Market
			Value
		Shares	($000)
*	GreenHunter Resources Inc.	33,926	67
*,^	KiOR Inc.	117,211	42
*	Lucas Energy Inc.	55,087	32
*	FieldPoint Petroleum Corp.	4,756	26
*	STR Holdings Inc.	13,870	19
*	ZaZa Energy Corp.	18,953	17
*	Ocean Power
	Technologies Inc.	7,673	13
*	Syntroleum Corp.	2,879	10
*	Houston American
	Energy Corp.	14,695	7
*	Isramco Inc.	23	3
*,^	MagneGas Corp.	1,300	2
*	Lilis Energy Inc.	385	1
*	PrimeEnergy Corp.	10	1
			3,816,597
Other (0.0%)
*	Leap Wireless
	International Inc CVR	134,187	338
*	Adolor Corp. Rights
	Exp. 07/01/2019	126,930	66
*	Chelsea Therapeutics
	International Ltd. CVR	288,407	32
*	Cubist Pharmaceuticals,
	Inc. CVR	16,200	2
*	Forest Laboratories Inc.
	Contingent Value Rights
	Exp. 04/14/2018	29,879	—
*	Southern Community
	Financial Corp	118	—
			438
Technology (15.3%)
	Apple Inc.	10,856,898	1,008,932
	Microsoft Corp.	13,386,143	558,202
	International Business
	Machines Corp.	1,822,464	330,358
*	Google Inc. Class C	516,144	296,927
*	Google Inc. Class A	507,132	296,505
	Intel Corp.	8,963,223	276,964
	Oracle Corp.	6,021,434	244,049
*	Facebook Inc. Class A	3,587,731	241,418
	QUALCOMM Inc.	3,039,120	240,698
	Cisco Systems Inc.	9,223,753	229,210
	Hewlett-Packard Co.	3,412,343	114,928
	EMC Corp.	3,686,349	97,098
	Texas Instruments Inc.	1,946,912	93,043
*	Micron Technology Inc.	1,927,287	63,504
*	Adobe Systems Inc.	854,072	61,801
*	salesforce.com inc	1,050,298	61,001
*	Yahoo! Inc.	1,635,056	57,440
*	Cognizant Technology
	Solutions Corp. Class A	1,094,704	53,542
	Corning Inc.	2,355,997	51,714
	Applied Materials Inc.	2,192,048	49,431

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	SanDisk Corp.	407,016	42,505
	Intuit Inc.	485,232	39,076
	Western Digital Corp.	404,041	37,293
	Broadcom Corp. Class A	963,260	35,756
*	Twitter Inc.	796,672	32,640
	Seagate Technology plc	562,143	31,941
	Analog Devices Inc.	565,190	30,560
	Avago Technologies Ltd.
	Class A	404,535	29,155
*	Cerner Corp.	557,203	28,741
	Symantec Corp.	1,244,784	28,506
	Motorola Solutions Inc.	411,942	27,423
*	Autodesk Inc.	409,908	23,111
	Xilinx Inc.	482,659	22,835
	KLA-Tencor Corp.	300,041	21,795
	NetApp Inc.	596,370	21,779
	Linear Technology Corp.	425,855	20,045
*	Juniper Networks Inc.	810,368	19,886
	Lam Research Corp.	292,389	19,760
	Altera Corp.	564,034	19,606
*	Red Hat Inc.	341,378	18,868
*	Equinix Inc.	89,584	18,821
*	Akamai Technologies Inc.	305,485	18,653
*	Citrix Systems Inc.	295,006	18,453
	NVIDIA Corp.	954,394	17,694
	Maxim Integrated
	Products Inc.	509,097	17,213
	Microchip Technology Inc.	342,348	16,710
	Computer Sciences Corp.	262,480	16,589
*	Catamaran Corp.	372,137	16,434
	CA Inc.	564,483	16,223
	Skyworks Solutions Inc.	341,345	16,030
*	Workday Inc. Class A	170,537	15,324
*	F5 Networks Inc.	136,344	15,194
*	VMware Inc. Class A	153,229	14,834
	Harris Corp.	192,205	14,560
*	ServiceNow Inc.	220,434	13,658
^	Garmin Ltd.	210,721	12,833
*	ANSYS Inc.	166,751	12,643
*	VeriSign Inc.	240,570	11,742
*	Teradata Corp.	287,109	11,542
*,^	3D Systems Corp.	187,360	11,204
*	Cree Inc.	219,360	10,957
*	Gartner Inc.	154,307	10,882
*	Synopsys Inc.	278,707	10,819
*	NCR Corp.	302,061	10,599
	Marvell Technology
	Group Ltd.	731,996	10,489
	Pitney Bowes Inc.	364,524	10,068
*	Splunk Inc.	180,767	10,002
*	SunEdison Inc.	433,444	9,796
	IAC/InterActiveCorp	138,990	9,622
*	Palo Alto Networks Inc.	111,005	9,308
*	MICROS Systems Inc.	135,735	9,216

			Market
			Value
		Shares	($000)
*	Cadence Design
	Systems Inc.	521,219	9,116
*	Nuance
	Communications Inc.	458,445	8,605
*	athenahealth Inc.	68,093	8,520
	Solera Holdings Inc.	124,447	8,357
*	PTC Inc.	214,795	8,334
*	Ingram Micro Inc.	279,608	8,167
*	Aspen Technology Inc.	167,036	7,750
*	Concur Technologies Inc.	82,150	7,668
*	ARRIS Group Inc.	232,914	7,577
*	VeriFone Systems Inc.	201,005	7,387
*	ON Semiconductor Corp.	795,826	7,274
	Brocade Communications
	Systems Inc.	785,928	7,231
*	Informatica Corp.	198,040	7,060
*	Rackspace Hosting Inc.	204,805	6,894
	Teradyne Inc.	349,990	6,860
*	Atmel Corp.	730,076	6,841
*	Ultimate Software
	Group Inc.	48,625	6,719
	DST Systems Inc.	64,549	5,949
*	Fortinet Inc.	235,263	5,912
*	Synaptics Inc.	65,024	5,894
*	Riverbed Technology Inc.	278,026	5,736
*	SS&C Technologies
	Holdings Inc.	127,271	5,628
*	AOL Inc.	136,813	5,444
	Lexmark International Inc.
	Class A	112,283	5,408
	CDW Corp.	168,354	5,367
*	NetSuite Inc.	61,388	5,333
*	TIBCO Software Inc.	263,731	5,319
*,^	FireEye Inc.	130,541	5,293
*	JDS Uniphase Corp.	422,259	5,266
*	Verint Systems Inc.	106,373	5,218
*	Tableau Software Inc.
	Class A	72,474	5,170
	Leidos Holdings Inc.	134,626	5,162
*	Tyler Technologies Inc.	56,450	5,149
*	RF Micro Devices Inc.	515,206	4,941
*	Allscripts Healthcare
	Solutions Inc.	307,044	4,928
*	TriQuint Semiconductor Inc.	308,504	4,877
*	Guidewire Software Inc.	117,266	4,768
*	Manhattan Associates Inc.	138,177	4,757
*	Cavium Inc.	95,143	4,725
*,^	Advanced Micro
	Devices Inc.	1,116,649	4,679
*	Microsemi Corp.	171,067	4,578
*	Freescale
	Semiconductor Ltd.	190,698	4,481
*	SolarWinds Inc.	115,340	4,459
	Hittite Microwave Corp.	56,884	4,434

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	ViaSat Inc.	75,109	4,353
*	Tech Data Corp.	68,817	4,302
*	Rovi Corp.	178,296	4,272
	Diebold Inc.	104,612	4,202
*	Dealertrack Technologies Inc.	91,685	4,157
	j2 Global Inc.	81,380	4,139
*	EchoStar Corp. Class A	77,808	4,119
	Fair Isaac Corp.	63,262	4,034
*	CommVault Systems Inc.	81,417	4,003
*	Medidata Solutions Inc.	92,917	3,978
*	Integrated Device
	Technology Inc.	255,412	3,949
*	Ciena Corp.	180,712	3,914
*	ACI Worldwide Inc.	69,649	3,888
*	Electronics For Imaging Inc.	85,184	3,850
*	IMS Health Holdings Inc.	149,416	3,837
*	Demandware Inc.	55,102	3,822
	Compuware Corp.	376,646	3,763
	Mentor Graphics Corp.	174,374	3,761
	Plantronics Inc.	77,993	3,748
*	Qlik Technologies Inc.	161,253	3,648
*	International Rectifier Corp.	128,780	3,593
*	SYNNEX Corp.	49,260	3,589
*	Fairchild Semiconductor
	International Inc. Class A	226,399	3,532
*	Cornerstone OnDemand Inc.	76,573	3,524
*	Sapient Corp.	215,513	3,502
*	CommScope
	Holding Co. Inc.	150,915	3,491
	InterDigital Inc.	72,828	3,481
	Intersil Corp. Class A	232,312	3,473
*	Silicon Laboratories Inc.	70,504	3,472
*	Entegris Inc.	251,322	3,454
*	Finisar Corp.	174,550	3,447
	Science Applications
	International Corp.	75,349	3,327
*	Aruba Networks Inc.	186,414	3,266
*	Semtech Corp.	124,323	3,251
*	Envestnet Inc.	64,060	3,134
*	Polycom Inc.	249,214	3,123
	MKS Instruments Inc.	96,564	3,017
	Power Integrations Inc.	51,812	2,981
*	CACI International Inc.
	Class A	42,450	2,980
	Blackbaud Inc.	82,888	2,962
*	Insight Enterprises Inc.	94,249	2,897
*	Amkor Technology Inc.	256,864	2,872
*	InvenSense Inc.	125,969	2,858
*	Syntel Inc.	32,689	2,810
	Advent Software Inc.	86,237	2,809
*	Progress Software Corp.	114,827	2,760
*	Cirrus Logic Inc.	120,159	2,732
*	PMC-Sierra Inc.	354,999	2,702

			Market
			Value
		Shares	($000)
	Cypress
	Semiconductor Corp.	245,333	2,677
	Cogent Communications
	Holdings Inc.	76,966	2,659
*	MedAssets Inc.	114,149	2,607
*	Web.com Group Inc.	88,432	2,553
*	Diodes Inc.	87,412	2,531
*	MicroStrategy Inc. Class A	17,957	2,525
*	Ubiquiti Networks Inc.	54,971	2,484
*	NETGEAR Inc.	70,947	2,467
*	Dycom Industries Inc.	78,153	2,447
	Tessera Technologies Inc.	109,453	2,417
*	NetScout Systems Inc.	54,081	2,398
*	Spansion Inc. Class A	111,758	2,355
*	Lattice Semiconductor Corp.	283,991	2,343
*	OmniVision
	Technologies Inc.	105,937	2,328
	ADTRAN Inc.	102,901	2,321
*	Cray Inc.	87,196	2,319
*	iGATE Corp.	63,580	2,314
*	Ellie Mae Inc.	72,148	2,246
*	Applied Micro Circuits Corp.	201,478	2,178
*	Bottomline Technologies
	de Inc.	72,043	2,156
*	BroadSoft Inc.	81,160	2,142
*	Cabot Microelectronics Corp.	47,896	2,139
	NIC Inc.	134,602	2,133
	CSG Systems
	International Inc.	80,050	2,090
*	CalAmp Corp.	96,411	2,088
*	Blucora Inc.	110,549	2,086
	Monolithic Power
	Systems Inc.	47,611	2,016
*	Rambus Inc.	140,853	2,014
*	EPAM Systems Inc.	45,806	2,004
	Computer Programs
	& Systems Inc.	31,113	1,979
*	FleetMatics Group plc	61,068	1,975
*	Kulicke & Soffa
	Industries Inc.	131,546	1,876
*	Advanced Energy
	Industries Inc.	96,477	1,857
*	Interactive Intelligence
	Group Inc.	33,078	1,857
*	ICG Group Inc.	86,693	1,810
*	ScanSource Inc.	45,562	1,735
*	QLogic Corp.	168,013	1,695
*	Infinera Corp.	180,583	1,661
*	Harmonic Inc.	214,815	1,603
	Brooks Automation Inc.	148,567	1,600
*	Unisys Corp.	62,924	1,557
*	PROS Holdings Inc.	58,339	1,542
*	Premier Inc. Class A	52,778	1,531
*	Comverse Inc.	57,052	1,522

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	FormFactor Inc.	180,632	1,503
*	Callidus Software Inc.	123,516	1,475
*	Fusion-io Inc.	130,066	1,470
*	Synchronoss
	Technologies Inc.	41,164	1,439
	Comtech
	Telecommunications Corp.	38,207	1,426
^	Ebix Inc.	99,097	1,418
*	Digital River Inc.	91,401	1,410
	Pegasystems Inc.	66,196	1,398
*	RealPage Inc.	61,051	1,372
*	Shutterstock Inc.	16,183	1,343
*	LogMeIn Inc.	28,759	1,341
*	Proofpoint Inc.	35,485	1,329
*	Sonus Networks Inc.	369,858	1,328
	Monotype Imaging
	Holdings Inc.	46,627	1,313
*	CIBER Inc.	264,215	1,305
*	Loral Space
	& Communications Inc.	17,818	1,295
	Epiq Systems Inc.	90,427	1,270
*,^	VirnetX Holding Corp.	71,354	1,257
*	Emulex Corp.	211,275	1,204
*	Infoblox Inc.	90,991	1,197
*	Ixia	104,333	1,193
	Alliance Fiber Optic
	Products Inc.	63,554	1,150
	Quality Systems Inc.	71,433	1,146
*	SPS Commerce Inc.	17,944	1,134
	Inteliquent Inc.	81,731	1,134
*,^	Gogo Inc.	57,400	1,123
	American Software Inc.
	Class A	109,598	1,083
*	Internap Network
	Services Corp.	153,051	1,079
*	Integrated Silicon
	Solution Inc.	71,029	1,049
*	Premiere Global
	Services Inc.	77,640	1,036
*	Axcelis Technologies Inc.	513,259	1,027
	Forrester Research Inc.	27,092	1,026
*	Brightcove Inc.	95,684	1,008
*	Carbonite Inc.	81,984	981
*	CEVA Inc.	65,631	969
*	Veeva Systems Inc.
	Class A	37,427	953
*	Virtusa Corp.	26,334	943
*	Agilysys Inc.	65,182	918
*	RigNet Inc.	16,700	899
*	Exar Corp.	79,340	897
*	Intralinks Holdings Inc.	100,830	896
*	Actuate Corp.	181,212	864
*	Calix Inc.	103,980	851
	Computer Task Group Inc.	51,182	842

			Market
			Value
		Shares	($000)
	Cohu Inc.	76,738	821
*	Guidance Software Inc.	89,345	815
*	Ruckus Wireless Inc.	67,851	808
*	Amtech Systems Inc.	64,341	787
*	Limelight Networks Inc.	252,917	774
*	Super Micro Computer Inc.	30,490	770
*	Dot Hill Systems Corp.	163,500	768
*	Extreme Networks Inc.	171,913	763
*	LivePerson Inc.	74,947	761
	West Corp.	28,279	758
*	Tangoe Inc.	48,808	735
*	Immersion Corp.	57,685	734
*	Digi International Inc.	75,909	715
	IXYS Corp.	57,046	703
	Hackett Group Inc.	117,187	700
*	VOXX International Corp.
	Class A	74,300	699
*	Unwired Planet Inc.	313,393	699
*	Xcerra Corp.	75,822	690
*	Ultratech Inc.	30,501	676
*	Perficient Inc.	32,333	630
*	AXT Inc.	282,829	605
*	Silicon Graphics
	International Corp.	60,949	586
	Micrel Inc.	51,595	582
*	Alpha & Omega
	Semiconductor Ltd.	59,224	549
*	Aware Inc.	81,152	532
*	Oplink Communications Inc.	30,881	524
*	Entropic
	Communications Inc.	148,178	493
*	Marketo Inc.	16,895	491
*	ChannelAdvisor Corp.	18,542	489
*	KVH Industries Inc.	35,175	458
*	Cvent Inc.	15,535	452
*	iPass Inc.	375,216	450
*	Mercury Systems Inc.	39,223	445
*	Emcore Corp.	107,928	445
*	Audience Inc.	35,444	424
*,^	Endurance International
	Group Holdings Inc.	27,674	423
*	Aviat Networks Inc.	327,967	420
*	Icad Inc.	64,632	414
*	Jive Software Inc.	47,461	404
*	DSP Group Inc.	47,478	403
*	VASCO Data Security
	International Inc.	33,863	393
*	Mitel Networks Corp.	36,781	388
*	SciQuest Inc.	20,225	358
*	Datalink Corp.	35,769	358
*	Pendrell Corp.	202,636	357
*	Acorn Energy Inc.	149,869	354
*	Edgewater Technology Inc.	46,566	346
*	Kopin Corp.	105,030	342

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Imation Corp.	98,843	340
*,^	Benefitfocus Inc.	7,246	335
*,^	Textura Corp.	14,000	331
*	Silicon Image Inc.	61,931	312
	Concurrent Computer Corp.	40,914	305
*,^	MeetMe Inc.	111,347	303
*	Nanometrics Inc.	16,593	303
*	Quantum Corp.	248,082	303
*,^	KEYW Holding Corp.	23,960	301
*	E2open Inc.	14,540	301
*	PDF Solutions Inc.	14,148	300
*	Photronics Inc.	33,314	286
*	Gigamon Inc.	14,500	278
*,^	Rocket Fuel Inc.	8,797	273
*	FalconStor Software Inc.	157,919	268
*	Merge Healthcare Inc.	113,737	258
*	Cascade Microtech Inc.	18,793	257
	Digimarc Corp.	7,821	255
*	Systemax Inc.	17,314	249
	PC Connection Inc.	11,926	247
*	LRAD Corp.	118,475	244
*	ShoreTel Inc.	37,147	242
*	Datawatch Corp.	14,398	215
*,^	Cyan Inc.	52,616	212
*	eGain Corp.	31,076	210
*	ANADIGICS Inc.	259,752	210
	PC-Tel Inc.	25,151	203
*	Rosetta Stone Inc.	20,321	198
*	Support.com Inc.	72,043	195
*	Millennial Media Inc.	38,185	191
*	MaxLinear Inc.	18,480	186
	Evolving Systems Inc.	20,622	177
*	Lantronix Inc.	89,562	176
*	Inphi Corp.	11,546	169
*	Oclaro Inc.	76,832	169
*	Zix Corp.	46,953	161
	United Online Inc.	15,390	160
*	Clearfield Inc.	9,367	157
	QAD Inc. Class A	7,308	156
*	GSI Technology Inc.	26,114	156
	Preformed Line Products Co.	2,778	150
*	Procera Networks Inc.	14,819	150
*	Novatel Wireless Inc.	78,198	149
*	Sigma Designs Inc.	32,557	149
*	Seachange International Inc.	18,579	149
*	Crossroads Systems Inc.	43,650	146
*,^	QuickLogic Corp.	27,004	140
*	Telenav Inc.	23,763	135
*	Vocera Communications Inc.	10,161	134
*	Qualys Inc.	5,101	131
*	RingCentral Inc. Class A	8,503	129
*	Rudolph Technologies Inc.	12,228	121
*	Pericom Semiconductor Corp.	13,248	120
*	Pixelworks Inc.	15,645	118

			Market
			Value
		Shares	($000)
*	Identiv Inc.	10,379	115
*	Innodata Inc.	35,130	113
*	Mitek Systems Inc.	33,388	111
*	CVD Equipment Corp.	8,553	104
*	Mattson Technology Inc.	45,776	100
*	ePlus Inc.	1,709	99
*	Hutchinson Technology Inc.	39,231	98
*	Authentidate Holding Corp.	146,691	97
*	Vringo Inc.	28,067	96
	Mastech Holdings Inc.	5,931	92
*	PLX Technology Inc.	14,181	92
*	TeleCommunication
	Systems Inc. Class A	27,799	91
	Simulations Plus Inc.	16,100	90
*	Qumu Corp.	6,425	90
*	Crexendo Inc.	27,483	88
*,^	ParkerVision Inc.	58,498	87
*	Zhone Technologies Inc.	27,092	84
*	Park City Group Inc.	7,553	82
*	A10 Networks Inc.	6,107	81
*	Rally Software
	Development Corp.	6,700	73
*	Exa Corp.	6,278	71
*	NCI Inc. Class A	7,496	67
*	BSQUARE Corp.	19,990	64
*	Aerohive Networks Inc.	7,609	63
*	MoSys Inc.	19,562	61
*	Synacor Inc.	23,769	61
*	Intermolecular Inc.	25,996	61
*	ClearOne Inc.	5,669	56
*	Radisys Corp.	15,728	55
*	RELM Wireless Corp.	13,400	52
*	2U Inc.	3,056	51
*	Imprivata Inc.	3,033	50
*	Westell Technologies Inc.
	Class A	18,333	45
*	Varonis Systems Inc.	1,533	44
*	UniTek Global Services Inc.	105,753	43
*	ADDvantage Technologies
	Group Inc.	14,730	41
*	Amber Road Inc.	2,460	40
*	Numerex Corp. Class A	3,305	38
*	Smith Micro Software Inc.	36,488	38
	CSP Inc.	5,391	37
*,^	Castlight Health Inc. Class B	2,449	37
*	NetSol Technologies Inc.	9,569	37
*	ID Systems Inc.	6,809	37
*	Q2 Holdings Inc.	2,453	35
*	Ikanos Communications Inc.	78,544	33
*	PAR Technology Corp.	7,772	33
*	Meru Networks Inc.	7,840	29
*	GigOptix Inc.	20,182	28
*	Violin Memory Inc.	5,789	26
*	Boingo Wireless Inc.	3,400	23

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	GSE Systems Inc.	13,415	22
*	Wave Systems Corp. Class A	15,726	22
*	Ultra Clean Holdings Inc.	2,430	22
*	ChyronHego Corp.	9,980	20
*	OPOWER Inc.	900	17
*	Voltari Corp.	8,324	16
	Transact Technologies Inc.	1,540	16
*	Inuvo Inc.	17,600	16
*	Cobra Electronics Corp.	3,967	15
	Communications Systems Inc.	1,077	13
*	Intellicheck Mobilisa Inc.	16,110	12
	QAD Inc. Class B	573	10
*	Borderfree Inc.	613	10
*	Key Tronic Corp.	850	9
*	Overland Storage Inc.	1,819	9
*	Selectica Inc.	829	5
	Optical Cable Corp.	959	4
*	inTEST Corp.	900	3
*	Superconductor
	Technologies Inc.	656	2
*	Cover-All Technologies Inc.	1,400	2
*	Bridgeline Digital Inc.	1,800	2
*	Netlist Inc.	100	—
			6,020,592
Telecommunications (2.2%)
	Verizon
	Communications Inc.	7,453,221	364,686
	AT&T Inc.	9,345,917	330,472
	CenturyLink Inc.	1,031,257	37,331
*	SBA Communications
	Corp. Class A	231,900	23,723
*	T-Mobile US Inc.	505,846	17,006
*	Level 3
	Communications Inc.	320,266	14,063
*	Sprint Corp.	1,420,601	12,118
	Windstream Holdings Inc.	1,084,193	10,799
	Frontier Communications
	Corp.	1,805,208	10,542
*	tw telecom inc Class A	253,224	10,207
	Telephone & Data
	Systems Inc.	165,495	4,321
*	Globalstar Inc.	499,237	2,122
*	Cincinnati Bell Inc.	536,630	2,109
	Atlantic Tele-Network Inc.	28,237	1,638
*	8x8 Inc.	181,387	1,466
	Shenandoah
	Telecommunications Co.	37,562	1,144
*	Cbeyond Inc.	107,112	1,066
	Consolidated
	Communications
	Holdings Inc.	45,889	1,021
*	United States Cellular Corp.	23,438	956
	EarthLink Holdings Corp.	250,227	931
*	Vonage Holdings Corp.	237,531	891

			Market
			Value
		Shares	($000)
	NTELOS Holdings Corp.	68,112	849
*	General Communication
	Inc. Class A	76,341	846
*	Iridium Communications Inc.	79,547	673
	Enventis Corp.	40,033	634
	IDT Corp. Class B	35,949	626
	USA Mobility Inc.	40,575	625
*	Alaska Communications
	Systems Group Inc.	328,385	591
	Lumos Networks Corp.	28,613	414
*	FairPoint
	Communications Inc.	17,505	244
*,^	NII Holdings Inc.	420,898	231
*	inContact Inc.	22,079	203
*,^	Elephant Talk
	Communications Corp.	200,169	190
*	Intelsat SA	9,810	185
*	Straight Path
	Communications Inc.
	Class B	16,734	171
*	ORBCOMM Inc.	18,297	121
*	Hawaiian Telcom Holdco Inc.	2,246	64
*	Alteva	7,638	53
*	Towerstream Corp.	19,717	38
			855,370
Utilities (3.3%)
	Duke Energy Corp.	1,272,296	94,392
	NextEra Energy Inc.	784,555	80,401
	Dominion Resources Inc.	1,046,567	74,850
	Southern Co.	1,603,962	72,788
	Exelon Corp.	1,544,916	56,358
	Spectra Energy Corp.	1,206,558	51,255
	American Electric Power
	Co. Inc.	878,178	48,976
	Sempra Energy	419,561	43,932
	PPL Corp.	1,136,638	40,385
	PG&E Corp.	836,791	40,183
	Public Service Enterprise
	Group Inc.	911,026	37,161
	Edison International	586,481	34,080
	Consolidated Edison Inc.	527,230	30,442
	Xcel Energy Inc.	903,806	29,130
	Northeast Utilities	568,771	26,886
	Entergy Corp.	322,714	26,492
	FirstEnergy Corp.	755,488	26,231
	ONEOK Inc.	374,123	25,470
	DTE Energy Co.	318,766	24,822
	NRG Energy Inc.	607,271	22,590
	NiSource Inc.	566,740	22,296
	CenterPoint Energy Inc.	773,670	19,759
	Wisconsin Energy Corp.	406,904	19,092
	AES Corp.	1,175,028	18,272
	Ameren Corp.	437,054	17,867
*	Calpine Corp.	723,689	17,231

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	American Water Works
	Co. Inc.	322,035	15,925
	CMS Energy Corp.	484,808	15,102
	Pepco Holdings Inc.	452,177	12,426
	SCANA Corp.	229,475	12,348
	Alliant Energy Corp.	199,670	12,152
	AGL Resources Inc.	214,817	11,821
	Pinnacle West Capital Corp.	198,599	11,487
	National Fuel Gas Co.	143,785	11,258
	UGI Corp.	207,403	10,474
	ITC Holdings Corp.	283,558	10,344
	Integrys Energy Group Inc.	144,397	10,271
	Atmos Energy Corp.	180,299	9,628
	Westar Energy Inc. Class A	232,595	8,883
	Aqua America Inc.	318,850	8,360
	Questar Corp.	315,302	7,819
	Great Plains Energy Inc.	278,043	7,471
	TECO Energy Inc.	393,366	7,269
	Cleco Corp.	109,382	6,448
	Vectren Corp.	148,970	6,331
*	Dynegy Inc. Class A	171,660	5,974
	Piedmont Natural Gas
	Co. Inc.	140,980	5,274
	IDACORP Inc.	90,590	5,239
	Black Hills Corp.	80,361	4,933
	Portland General Electric Co.	140,971	4,887
^	Hawaiian Electric
	Industries Inc.	183,557	4,648
	Southwest Gas Corp.	84,107	4,440
	New Jersey Resources Corp.	76,223	4,357
	UNS Energy Corp.	71,634	4,327
	PNM Resources Inc.	143,901	4,221
	WGL Holdings Inc.	93,811	4,043
	UIL Holdings Corp.	101,951	3,946
	ALLETE Inc.	76,284	3,917
	NorthWestern Corp.	70,274	3,668
	South Jersey Industries Inc.	59,527	3,596
	ONE Gas Inc.	93,929	3,546
	Laclede Group Inc.	71,525	3,472
	Avista Corp.	103,015	3,453
	El Paso Electric Co.	78,687	3,164
	Empire District Electric Co.	107,763	2,767
	MGE Energy Inc.	64,558	2,551
	American States Water Co.	75,239	2,500
	Northwest Natural Gas Co.	48,241	2,275
	California Water
	Service Group	73,742	1,785
	Chesapeake Utilities Corp.	18,822	1,343
^	Atlantic Power Corp.	290,954	1,193
	SJW Corp.	37,119	1,010
	Ormat Technologies Inc.	32,354	933
	Connecticut Water
	Service Inc.	25,226	854

			Market
			Value
		Shares	($000)
	Unitil Corp.	16,080	544
*	Genie Energy Ltd. Class B	44,732	352
	Middlesex Water Co.	16,081	341
*	Cadiz Inc.	40,409	337
	York Water Co.	12,613	263
	Artesian Resources Corp.
	Class A	11,011	247
	Delta Natural Gas Co. Inc.	9,196	202
*	US Geothermal Inc.	257,490	154
*	Pure Cycle Corp.	21,848	148
	Gas Natural Inc.	4,059	43
			1,298,105
Total Common Stocks
(Cost $24,997,069)			39,127,321
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.111%	209,385,427	209,385

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.080%, 7/16/14	3,500	3,500
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.090%, 8/6/14	500	500
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.080%, 9/24/14	2,000	2,000
[4,6]	Freddie Mac Discount Notes,
	0.077%, 10/20/14	2,500	2,499
			8,499
Total Temporary Cash Investments
(Cost $217,884)			217,884
Total Investments (100.2%)
(Cost $25,214,953)			39,345,205
Other Assets and Liabilities (-0.2%)
Other Assets			76,231
Liabilities[3]			(145,351)
			(69,120)
Net Assets (100%)			39,276,085

Institutional Total Stock Market Index Fund

At June 30, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	25,278,130
Undistributed Net Investment Income	22,527
Accumulated Net Realized Losses	(156,352)
Unrealized Appreciation (Depreciation)
Investment Securities	14,130,252
Futures Contracts	1,528
Net Assets	39,276,085

Institutional Shares—Net Assets
Applicable to 66,982,714 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,007,834
Net Asset Value Per Share—
Institutional Shares	$44.90

Institutional Plus Shares—Net Assets
Applicable to 807,560,337 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	36,268,251
Net Asset Value Per Share—
Institutional Plus Shares	$44.91

Securities with a market value of less than $500 are displayed with a dash.
See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,299,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $84,643,000 of collateral received for securities on loan.
4 Securities with a value of $6,499,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	345,153
Interest[1]	77
Securities Lending	2,757
Total Income	347,987
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	597
Management and Administrative—Institutional Plus Shares	3,408
Total Expenses	4,005
Net Investment Income	343,982
Realized Net Gain (Loss)
Investment Securities Sold	43,516
Futures Contracts	11,891
Realized Net Gain (Loss)	55,407
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,195,882
Futures Contracts	(3,668)
Change in Unrealized Appreciation (Depreciation)	2,192,214
Net Increase (Decrease) in Net Assets Resulting from Operations	2,591,603
1 Interest income from an affiliated company of the fund was $73,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	343,982	598,299
Realized Net Gain (Loss)	55,407	240,586
Change in Unrealized Appreciation (Depreciation)	2,192,214	7,844,961
Net Increase (Decrease) in Net Assets Resulting from Operations	2,591,603	8,683,846
Distributions
Net Investment Income
Institutional Shares	(24,797)	(61,941)
Institutional Plus Shares	(299,439)	(536,704)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(324,236)	(598,645)
Capital Share Transactions
Institutional Shares	(450,348)	(585,939)
Institutional Plus Shares	968,151	5,259,520
Net Increase (Decrease) from Capital Share Transactions	517,803	4,673,581
Total Increase (Decrease)	2,785,170	12,758,782
Net Assets
Beginning of Period	36,490,915	23,732,133
End of Period[1]	39,276,085	36,490,915
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $22,527,000 and $2,781,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$42.32	$32.27	$28.32	$28.54	$24.80	$19.68
Investment Operations
Net Investment Income	.391	.726	.694	.532	.495	.483
Net Realized and Unrealized Gain (Loss)
on Investments	2.558	10.051	3.950	(.222)	3.741	5.120
Total from Investment Operations	2.949	10.777	4.644	.310	4.236	5.603
Distributions
Dividends from Net Investment Income	(.369)	(.727)	(.694)	(.530)	(.496)	(.483)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.369)	(.727)	(.694)	(.530)	(.496)	(.483)
Net Asset Value, End of Period	$44.90	$42.32	$32.27	$28.32	$28.54	$24.80

Total Return	6.99%	33.64%	16.47%	1.09%	17.28%	28.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,008	$3,290	$3,001	$2,874	$2,248	$1,700
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.040%	0.042%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.96%	2.25%	1.93%	1.95%	2.36%
Portfolio Turnover Rate[1]	6%	9%	8%	12%	14%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$42.32	$32.28	$28.32	$28.54	$24.81	$19.68
Investment Operations
Net Investment Income	.396	.734	.701	.537	.499	.487
Net Realized and Unrealized Gain (Loss)
on Investments	2.567	10.041	3.959	(.221)	3.732	5.130
Total from Investment Operations	2.963	10.775	4.660	.316	4.231	5.617
Distributions
Dividends from Net Investment Income	(.373)	(.735)	(.700)	(.536)	(.501)	(.487)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.373)	(.735)	(.700)	(.536)	(.501)	(.487)
Net Asset Value, End of Period	$44.91	$42.32	$32.28	$28.32	$28.54	$24.81

Total Return	7.03%	33.63%	16.53%	1.11%	17.25%	28.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,268	$33,201	$20,731	$16,087	$12,976	$10,520
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.020%	0.022%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.98%	2.27%	1.95%	1.97%	2.38%
Portfolio Turnover Rate[1]	6%	9%	8%	12%	14%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Institutional Total Stock Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Institutional Total Stock Market Index Fund

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,126,873	—	448
Temporary Cash Investments	209,385	8,499	—
Futures Contracts—Assets[1]	149	—	—
Total	39,336,407	8,499	448
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2014	152	74,191	954
E-mini S&P 500 Index	September 2014	709	69,213	117
E-mini Russell 2000 Index	September 2014	145	17,259	457
				1,528

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at At December 31, 2013, the fund had available capital losses totaling $205,305,000 to offset future net capital gains. Of this amount, $115,540,000 is subject to expiration on December 31, 2017. Capital losses of $89,765,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $25,216,207,000. Net unrealized appreciation of investment securities for tax purposes was $14,128,998,000, consisting of unrealized gains of $14,598,574,000 on securities that had risen in value since their purchase and $469,576,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $1,697,598,000 of investment securities and sold $1,115,115,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	86,216	2,022	513,171	13,430
Issued in Lieu of Cash Distributions	22,539	516	54,455	1,418
Redeemed	(559,103)	(13,295)	(1,153,565)	(30,091)
Net Increase (Decrease)—Institutional Shares	(450,348)	(10,757)	(585,939)	(15,243)
Institutional Plus Shares
Issued	3,127,932	73,620	8,673,299	232,142
Issued in Lieu of Cash Distributions	285,886	6,545	512,628	13,274
Redeemed	(2,445,667)	(57,055)	(3,926,407)	(103,228)
Net Increase (Decrease)—Institutional Plus Shares	968,151	23,110	5,259,520	142,188

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,069.95	$0.21
Institutional Plus Shares	1,000.00	1,070.28	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014
VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.